UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class A: AHLAX

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A: AHLAX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_A 0626

American Beacon

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class C: AHLCX

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C: AHLCX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_C 0626

American Beacon

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026 | Investor Class: AHLPX

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Investor Class: AHLPX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_Investor 0626

American Beacon

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R5: AHLIX

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$80	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R5: AHLIX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_R5 0626

American Beacon

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class Y: AHLYX

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$86	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,754,470,394
# of Portfolio Holdings	13
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$10,065,694
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Currencies	44.1
Commodities	22.8
Stocks	20.1
Bonds and Rates	13.0

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Natural Gas	Short	3.6
Crude Oil	Long	2.4
Copper	Long	2.3
Sugar	Short	1.8
RBOB Gasoline	Long	1.5
Currencies	Header	% of VaR
Japanese Yen/US Dollar	Short/Long	4.4
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Equities	Header	% of VaR
Russell 2000 Index	Long	1.5
S&P 500 Index	Long	1.5
Euro-STOXX	Long	1.4
FTSE 100	Long	1.3
NASDAQ 100 Index	Long	1.2
Fixed Income	Header	% of VaR
US Treasuries	Short	2.7
SOFR 3Mth Index	Short	2.4
Japanese Bonds	Short	1.9
Australian Bonds	Short	1.5
Korean Bonds	Short	1.0

Holdings Summary

Table Summary
Number of Long Holdings	42
Number of Currency Pairs	37
Number of Short Holdings	23

Top 10 Holdings % of VaR*

Table Summary
Japanese Yen/US Dollar	Short/Long	4.4
Natural Gas	Short	3.6
Euro/US Dollar	Short/Long	3.1
South Korean Won/US Dollar	Short/Long	3.0
Singapore Dollar/US Dollar	Short/Long	2.8
Canadian Dollar/US Dollar	Short/Long	2.7
Swiss Franc/US Dollar	Short/Long	2.7
US Treasuries	Short	2.7
New Zealand/US Dollar	Short/Long	2.6
Mexican Peso/US Dollar	Long/Short	2.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Class Y: AHLYX

Distributed by:

Resolute Investment Distributors, Inc.

AHL MFS_Y 0626

American Beacon

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class A: AHTAX

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

What did the Fund invest in?

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A: AHTAX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_A 0626

American Beacon

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class C: AHACX

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

What did the Fund invest in?

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C: AHACX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_C 0626

American Beacon

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026 | Investor Class: AHTPX

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

What did the Fund invest in?

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026

Investor Class: AHTPX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_Investor 0626

American Beacon

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R5: AHTIX

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

What did the Fund invest in?

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R5: AHTIX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_R5 0626

American Beacon

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class Y: AHTYX

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$71	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$135,087,600
# of Portfolio Holdings	20
Portfolio Turnover Rate	52%
Total Management Fees Paid	$600,741

What did the Fund invest in?

Top Ten Exposures - % of VaR*

Table Summary
BBG Commodity ex-Agriculturals Index	Long	21.2
US Treasuries	Long	9.6
S&P 500 Index	Long	7.2
Gilts	Long	5.4
NASDAQ 100 Index	Long	4.7
Tokyo Stock Exchange Index	Long	4.6
Euro-STOXX	Long	3.5
Nikkei	Long	3.5
FTSE 100	Long	3.4
S&P TSX 60 Index	Long	3.4

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Asset Class Exposure % of VaR*

Table Summary
Header	Net (%)	% of VaR
Stocks	61.3	41.7
Inflation	62.9	33.4
Credit	78.0	3.9
Bonds and Rates	50.5	20.9

3-Year Risk Summary

Table Summary
Value	Value
Standard Deviation	10.66
Sharpe Ratio	0.46

Sharpe Ratio is a measure of the Fund’s return per unit of total risk. Standard Deviation is a measure of the historical volatility of the Fund’s returns.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2026

Class Y: AHTYX

Distributed by:

Resolute Investment Distributors, Inc.

AHL TR_Y 0626

American Beacon

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class A: BLYAX

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Asset Allocation - % Investments

Common Stocks 97.3
Investment Companies 2.7
Rights 0.0

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A: BLYAX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_A 0626

American Beacon

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class C: BLYCX

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C: BLYCX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_C 0626

American Beacon

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Investor Class: BLYPX

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Investor Class: BLYPX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_Investor 0626

American Beacon

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R5: BRLGX

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$43	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R5: BRLGX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_R5 0626

American Beacon

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R6: BLYRX

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R6: BLYRX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_R6 0626

American Beacon

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class Y: BLYYX

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$219,610,633
# of Portfolio Holdings	75
Portfolio Turnover Rate	19%
Total Management Fees Paid	$532,314

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Alphabet, Inc., Class A	8.2
NVIDIA Corp.	5.9
Microsoft Corp.	4.7
Apple, Inc.	4.7
Advanced Micro Devices, Inc.	3.9
Amazon.com, Inc.	3.4
Fortinet, Inc.	3.2
Applied Materials, Inc.	3.2
Mastercard, Inc., Class A	3.1
Meta Platforms, Inc., Class A	2.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	97.3
Investment Companies	2.7
Rights	0.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.6
Utilities	1.1
Consumer Staples	1.7
Consumer Discretionary	4.8
Financials	5.4
Industrials	6.7
Health Care	9.1
Communication Services	13.1
Information Technology	57.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class Y: BLYYX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCG_Y 0626

American Beacon

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class A: BWLAX

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A: BWLAX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_A 0626

American Beacon

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class C: BWLCX

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C: BWLCX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_C 0626

American Beacon

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026 | Investor Class: BWLIX

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Investor Class: BWLIX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_Investor 0626

American Beacon

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R5: BRLVX

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$39	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R5: BRLVX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_R5 0626

American Beacon

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R6: BWLRX

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R6: BWLRX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_R6 0626

American Beacon

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class Y: BWLYX

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$43	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$257,694,096
# of Portfolio Holdings	108
Portfolio Turnover Rate	11%
Total Management Fees Paid	$638,462

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Cisco Systems, Inc.	3.4
Alphabet, Inc., Class A	3.3
Johnson & Johnson	3.1
Advanced Micro Devices, Inc.	2.8
Cummins, Inc.	2.6
Teradyne, Inc.	2.4
eBay, Inc.	2.3
Gilead Sciences, Inc.	2.3
Citizens Financial Group, Inc.	2.3
Merck & Co., Inc.	2.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	94.7
Investment Companies	4.5
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Staples	0.8
Real Estate	0.9
Energy	2.5
Materials	4.0
Consumer Discretionary	5.3
Communication Services	5.3
Industrials	13.7
Health Care	20.6
Information Technology	22.1
Financials	24.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class Y: BWLYX

Distributed by:

Resolute Investment Distributors, Inc.

Man LCV_Y 0626

American Beacon

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class A: SMFAX

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A: SMFAX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_A 0626

American Beacon

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class C: SMFCX

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C: SMFCX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_C 0626

American Beacon

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Investor Class: STMGX

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Investor Class: STMGX

Distributed by:

Resolute Investment Distributors, Inc.

Steph MCG_Investor 0626

American Beacon

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R5: SFMIX

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R5: SFMIX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_R5 0626

American Beacon

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R6: SFMRX

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R6: SFMRX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_R6 0626

American Beacon

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class Y: SMFYX

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$772,979,499
# of Portfolio Holdings	97
Portfolio Turnover Rate	21%
Total Management Fees Paid	$2,555,380

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Coherent Corp.	1.9
RBC Bearings, Inc.	1.9
Teradyne, Inc.	1.9
Vertiv Holdings Co., Class A	1.9
Astera Labs, Inc.	1.9
Ross Stores, Inc.	1.8
Axon Enterprise, Inc.	1.8
FirstCash Holdings, Inc.	1.8
TechnipFMC PLC	1.7
Exelixis, Inc.	1.7

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.9
Investment Companies	3.5
Foreign Common Stocks	2.2
Securities Lending Collateral	0.4

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	0.5
Utilities	1.2
Communication Services	4.2
Energy	5.5
Financials	7.5
Consumer Discretionary	12.5
Health Care	14.0
Industrials	25.1
Information Technology	29.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class Y: SMFYX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens MCG_Y 0626

American Beacon

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class A: SPWAX

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A: SPWAX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_A 0626

American Beacon

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class C: SPWCX

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C: SPWCX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_C 0626

American Beacon

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Investor Class: STSGX

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Investor Class: STSGX

Distributed by:

Resolute Investment Distributors, Inc.

Steph SCG_Investor 0626

American Beacon

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R5: STSIX

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R5: STSIX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_R5 0626

American Beacon

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class R6: STSRX

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class R6: STSRX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_R6 0626

American Beacon

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026 | Class Y: SPWYX

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$57	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$553,246,757
# of Portfolio Holdings	104
Portfolio Turnover Rate	26%
Total Management Fees Paid	$2,029,940

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
Powell Industries, Inc.	1.9
Xometry, Inc., Class A	1.9
FirstCash Holdings, Inc.	1.8
EZCORP, Inc., Class A	1.8
RBC Bearings, Inc.	1.8
VSE Corp.	1.8
MACOM Technology Solutions Holdings, Inc.	1.7
nLight, Inc.	1.6
Exelixis, Inc.	1.5

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	88.2
Foreign Common Stocks	7.7
Investment Companies	2.3
Securities Lending Collateral	1.8

Sector Allocation - % Equities

Table Summary
Value	Value
Materials	1.5
Energy	5.8
Consumer Discretionary	10.4
Financials	11.1
Health Care	19.3
Industrials	24.5
Information Technology	27.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class Y: SPWYX

Distributed by:

Resolute Investment Distributors, Inc.

Stephens SCG_Y 0626

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

Semi-Annual Financial Statements

June 30, 2026

AHL Managed Futures Strategy Fund
AHL TargetRisk Fund

AHL 0626

American Beacon FundsSM

Additional Information	Back Cover

American Beacon Funds	June 30, 2026

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED INSTRUMENTS - 5.0% (Cost $88,209,252)

Exchange-Traded Funds - 5.0%
American Beacon AHL Trend ETFA	3,019,934	$87,288,474

	Principal Amount

SHORT-TERM INVESTMENTS - 81.1%

U.S. Treasury Obligations - 81.1%
U.S. Treasury Bills,
3.642%, Due 7/16/2026B C	$100,000,000	99,850,042
3.643%, Due 8/6/2026B C D	138,000,000	137,501,130
3.677%, Due 8/27/2026B C	150,000,000	149,128,137
3.684%, Due 9/24/2026B C D	195,000,000	193,316,532
3.687%, Due 10/8/2026B C	100,000,000	98,977,412
3.690%, Due 10/15/2026B C	150,000,000	148,367,821
3.721%, Due 10/22/2026B C	175,000,000	172,942,026
3.704%, Due 10/29/2026B C	150,000,000	148,119,251
3.734%, Due 11/5/2026B C D	35,000,000	34,536,362
3.754%, Due 11/12/2026B C D	45,000,000	44,370,870
3.755%, Due 11/19/2026B C D	50,000,000	49,262,198
3.885%, Due 12/3/2026B C	150,000,000	147,554,767

		1,423,926,548

Total Short-Term Investments (Cost $1,424,318,068)		1,423,926,548

TOTAL INVESTMENTS - 86.1% (Cost $1,512,527,320)		1,511,215,022
OTHER ASSETS, NET OF LIABILITIES - 13.9%		243,255,372

TOTAL NET ASSETS - 100.0%		$1,754,470,394

Percentages are stated as a percent of net assets.

A The Fund is affiliated by having the same investment advisor.

B Coupon represents a weighted average yield to maturity.

C Zero coupon bond.

D All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

ETF - Exchange-Traded Fund.

Long Futures Contracts Open on June 30, 2026:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Soybean FuturesA	25	September 2026	$1,429,296	$1,410,938	$(18,358)
CBOT Soybean Oil FuturesA. . .	402	September 2026	16,768,456	16,025,328	(743,128)
COMEX Copper FuturesA	192	September 2026	31,485,723	30,019,200	(1,466,523)
COMEX Gold 100 Troy Ounces FuturesA	25	August 2026	10,884,001	10,096,250	(787,751)
COMEX Silver FuturesA	19	September 2026	6,726,813	5,692,590	(1,034,223)
Euronext Rapeseed FuturesA	316	July 2026	9,057,291	9,121,318	64,027
Euronext Rapeseed FuturesA	6	October 2026	178,011	175,760	(2,251)
ICE Brent Crude Oil FuturesA	153	July 2026	13,077,808	11,161,350	(1,916,458)
ICE Brent Crude Oil FuturesA	49	August 2026	3,745,674	3,578,470	(167,204)
ICE Gas Oil FuturesA	78	August 2026	7,167,406	7,105,800	(61,606)
ICE Gas Oil FuturesA	24	September 2026	2,073,939	2,118,600	44,661
ICE Robusta Coffee Futures 10-TonneA	10	September 2026	363,093	365,800	2,707
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	December 2027	148,780	187,880	39,100
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	January 2028	148,780	168,600	19,820
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	February 2028	148,780	136,920	(11,860)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	March 2028	148,780	125,800	(22,980)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	April 2028	148,780	124,840	(23,940)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	May 2028	$148,780	$130,160	$(18,620)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	June 2028	148,780	138,520	(10,260)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	July 2028	148,780	140,920	(7,860)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	August 2028	148,780	140,040	(8,740)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	September 2028	148,780	142,680	(6,100)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	October 2028	148,780	150,960	2,180
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	November 2028	148,780	174,880	26,100
KCBT Hard Red Winter Wheat FuturesA	32	September 2026	1,010,463	1,000,400	(10,063)
LME Copper FuturesA	51	July 2026	16,814,310	17,041,497	227,187
LME Copper FuturesA	20	September 2026	6,796,435	6,690,225	(106,210)
LME Lead FuturesA	220	July 2026	11,033,237	10,130,450	(902,787)
LME Nickel FuturesA	94	July 2026	10,466,948	9,088,290	(1,378,658)
LME Nickel FuturesA	10	September 2026	1,139,470	975,361	(164,109)
LME Primary Aluminum FuturesA	508	July 2026	45,106,339	39,069,899	(6,036,440)
LME Primary Aluminum FuturesA	102	September 2026	9,008,586	7,870,448	(1,138,138)
LME Zinc FuturesA	243	July 2026	20,791,730	21,726,812	935,082
LME Zinc FuturesA	41	September 2026	3,652,312	3,657,631	5,319
LME Zinc FuturesA	243	December 2026	21,574,396	21,459,452	(114,944)
MDE Crude Palm Oil FuturesA	177	September 2026	4,942,507	4,933,427	(9,080)
NYBOT CTN Number 2 Cotton FuturesA	89	December 2026	3,562,371	3,417,600	(144,771)
NYMEX Light Sweet Crude Oil FuturesA	125	July 2026	11,204,036	8,687,500	(2,516,536)
NYMEX Light Sweet Crude Oil FuturesA	16	August 2026	1,207,927	1,108,320	(99,607)
NYMEX NY Harbor ULSD FuturesA	82	July 2026	11,183,247	11,121,020	(62,227)
NYMEX NY Harbor ULSD FuturesA	10	August 2026	1,307,640	1,327,242	19,602
NYMEX Platinum FuturesA	67	October 2026	6,124,101	5,245,430	(878,671)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	149	July 2026	18,169,379	18,116,284	(53,095)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	42	August 2026	4,801,123	4,817,660	16,537
WCE Canola FuturesA	605	November 2026	6,759,968	6,273,316	(486,652)

			$321,399,396	$302,391,868	$(19,007,528)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	1,810	September 2026	$127,695,765	$125,089,100	$(2,606,665)
CME Mexican Peso Currency Futures	6,691	September 2026	190,345,418	190,091,310	(254,108)
NYBOT FINEX U.S. Dollar Index Futures	351	September 2026	34,799,372	35,435,907	636,535

			$352,840,555	$350,616,317	$(2,224,238)

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	152	September 2026	$45,613,163	$45,051,343	$(561,820)
CME E-Mini NASDAQ 100 Index Futures	56	September 2026	33,554,440	34,186,320	631,880
CME E-Mini Russell 2000 Index Futures	288	September 2026	42,812,596	43,856,640	1,044,044
CME E-Mini S&P 500 Index Futures	144	September 2026	53,990,624	54,347,400	356,776
Eurex DAX Index Futures	39	September 2026	28,029,116	28,002,381	(26,735)
Eurex EURO STOXX 50 Futures	704	September 2026	50,781,125	51,127,049	345,924
Euronext CAC 40 Index Futures	442	July 2026	42,580,243	42,472,952	(107,291)
ICE FTSE 100 Index Futures	404	September 2026	56,375,585	56,490,399	114,814
ICE U.S. Mini MSCI EAFE Index Futures	203	September 2026	32,175,925	31,924,795	(251,130)
ICE U.S. MSCI Emerging Markets Index Futures	281	September 2026	25,100,569	24,690,065	(410,504)
KFE KOSPI 200 Index Futures	44	September 2026	8,816,907	9,833,473	1,016,566
Montreal Exchange S&P/TSX 60 Index Futures	236	September 2026	68,368,895	68,414,624	45,729

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Equity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
OML Stockholm OMXS30 Index Futures	1,399	July 2026	$45,539,977	$46,415,228	$875,251
SAFEX FTSE/JSE Top 40 Index Futures	30	September 2026	1,992,110	1,879,359	(112,751)
SFE S&P ASX Share Price Index 200 Futures	48	September 2026	7,386,317	7,291,277	(95,040)
SGX FTSE China A50 Futures Contract	1,374	July 2026	21,166,621	21,316,236	149,615
SGX FTSE Taiwan Index Futures	100	July 2026	16,143,491	16,172,000	28,509
SGX MSCI Singapore Index Futures	512	July 2026	18,945,936	18,934,601	(11,335)
SGX Nikkei 225 Stock Index Futures	109	September 2026	21,764,102	23,558,735	1,794,633
TSE TOPIX Futures	136	September 2026	32,507,383	33,482,457	975,074

			$653,645,125	$659,447,334	$5,802,209

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month CORRA Futures	230	June 2027	$39,467,935	$39,478,671	$10,736
3-Month CORRA Futures	209	December 2027	35,788,319	35,802,256	13,937
3 Month Euro Euribor Futures	364	March 2029	101,268,452	101,299,193	30,741
CBOT U.S. Long Bond Futures	53	September 2026	6,043,618	6,015,500	(28,118)
Eurex Euro-BTP Italian Bond Futures	341	September 2026	46,195,718	46,501,930	306,212
French Government Bond Futures	281	September 2026	38,379,360	38,522,047	142,687
ICE Long Gilt Futures	91	September 2026	10,812,199	10,768,267	(43,932)
Montreal Exchange 10 Year Canadian Bond Futures	677	September 2026	57,572,259	57,811,719	239,460

			$335,527,860	$336,199,583	$671,723

Short Futures Contracts Open on June 30, 2026:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	853	September 2026	$(17,892,386)	$(17,774,388)	$117,998
CBOT Soybean Meal FuturesA	451	September 2026	(13,757,753)	(13,615,690)	142,063
CBOT Soybean Meal FuturesA	17	December 2026	(513,411)	(515,270)	(1,859)
CBOT Wheat FuturesA	18	September 2026	(523,558)	(530,325)	(6,767)
CME Lean Hogs FuturesA	7	August 2026	(273,954)	(274,960)	(1,006)
CME Lean Hogs FuturesA	182	October 2026	(6,063,507)	(5,969,600)	93,907
CME Lean Hogs FuturesA	107	December 2026	(3,333,337)	(3,151,150)	182,187
Euronext Milling Wheat FuturesA	1,199	September 2026	(14,189,403)	(13,836,770)	352,633
ICE Cocoa FuturesA	77	September 2026	(3,159,236)	(3,898,556)	(739,320)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	136	October 2026	(1,331,830)	(1,153,620)	178,210
ICE U.S. - Henry Ld1 Fixed Price FuturesA	136	November 2026	(1,331,830)	(1,353,200)	(21,370)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	136	December 2026	(1,331,830)	(1,492,940)	(161,110)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	136	January 2027	(1,331,830)	(1,346,060)	(14,230)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	136	February 2027	(1,331,830)	(1,072,700)	259,130
ICE U.S. - Henry Ld1 Fixed Price FuturesA	164	March 2027	(1,328,345)	(1,206,220)	122,125
ICE U.S. - Henry Ld1 Fixed Price FuturesA	164	April 2027	(1,328,345)	(1,195,970)	132,375
ICE U.S. - Henry Ld1 Fixed Price FuturesA	164	May 2027	(1,328,345)	(1,248,860)	79,485
ICE U.S. - Henry Ld1 Fixed Price FuturesA	164	June 2027	(1,328,345)	(1,334,550)	(6,205)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	164	July 2027	(1,328,345)	(1,358,740)	(30,395)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	164	August 2027	(1,328,345)	(1,348,080)	(19,735)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	164	September 2027	(1,328,345)	(1,380,470)	(52,125)
LME Lead FuturesA	335	July 2026	(16,326,231)	(15,425,912)	900,319
LME Lead FuturesA	131	September 2026	(6,448,993)	(6,115,146)	333,847
LME Nickel FuturesA	93	July 2026	(9,566,959)	(8,991,606)	575,353
LME Primary Aluminum FuturesA	244	July 2026	(21,233,953)	(18,765,857)	2,468,096
LME Zinc FuturesA	243	July 2026	(21,638,173)	(21,726,812)	(88,639)
LME Zinc FuturesA	41	September 2026	(3,556,912)	(3,657,630)	(100,718)
LME Zinc FuturesA	26	December 2026	(2,285,371)	(2,296,073)	(10,702)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
MIAX Futures Onyx Hard Red Spring Wheat FuturesA	167	September 2026	$(5,155,000)	$(5,064,275)	$90,725
NYBOT CSC C Coffee FuturesA	201	September 2026	(18,556,349)	(22,344,919)	(3,788,570)
NYBOT CSC Cocoa FuturesA	157	September 2026	(6,471,621)	(7,972,460)	(1,500,839)
NYBOT CSC Number 11 World Sugar FuturesA	2,537	September 2026	(41,272,188)	(42,110,141)	(837,953)
NYMEX Henry Hub Natural Gas FuturesA	814	July 2026	(25,525,975)	(26,658,500)	(1,132,525)
NYMEX Palladium FuturesA	19	September 2026	(2,485,515)	(2,300,710)	184,805

			$(256,187,350)	$(258,488,160)	$(2,300,810)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	1,463	September 2026	$(121,583,032)	$(121,200,406)	$382,626
CME Canadian Dollar Currency Futures	4,130	September 2026	(297,256,888)	(291,743,200)	5,513,688
CME Euro Foreign Exchange Currency Futures	1,907	September 2026	(276,839,649)	(273,094,319)	3,745,330
CME Japanese Yen Currency Futures	4,186	September 2026	(328,996,775)	(323,734,775)	5,262,000
CME New Zealand Dollar Currency Futures	2,761	September 2026	(159,929,907)	(157,211,340)	2,718,567
CME Swiss Franc Currency Futures	1,293	September 2026	(205,400,400)	(201,635,269)	3,765,131

			$(1,390,006,651)	$(1,368,619,309)	$21,387,342

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
HKG Hang Seng China Enterprises Index Futures	370	July 2026	$(17,921,256)	$(17,769,115)	$152,141
HKG Hang Seng Index Futures	118	July 2026	(17,303,656)	(17,187,285)	116,371
NSE IFSC NIFTY 50 Index Futures	913	July 2026	(43,906,064)	(43,832,217)	73,847

			$(79,130,976)	$(78,788,617)	$342,359

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	1,496	September 2027	$(415,375,629)	$(416,307,186)	$(931,557)
3 Month Euro Euribor Futures	585	June 2028	(162,687,273)	(162,877,472)	(190,199)
CBOT 2 Year U.S. Treasury Notes Futures	2,448	September 2026	(505,156,113)	(504,613,124)	542,989
CBOT 5 Year U.S. Treasury Notes Futures	1,724	September 2026	(184,662,376)	(184,548,812)	113,564
CBOT 10 Year U.S. Treasury Notes Futures	918	September 2026	(100,676,282)	(100,879,594)	(203,312)
CBOT Ultra Long Term U.S. Treasury Bond Futures	125	September 2026	(14,313,262)	(14,519,531)	(206,269)
Eurex 2 Year Euro SCHATZ Futures	3,243	September 2026	(391,932,579)	(392,629,636)	(697,057)
Eurex 5 Year Euro BOBL Futures	458	September 2026	(60,197,621)	(60,379,594)	(181,973)
Eurex 10 Year Euro BUND Futures	15	September 2026	(2,171,892)	(2,182,480)	(10,588)
Eurex 30 Year Euro BUXL Futures	28	September 2026	(3,510,450)	(3,558,239)	(47,789)
Eurex Short-term Euro-BTP Futures	364	September 2026	(44,488,820)	(44,522,776)	(33,956)
KFE 3 Year Treasury Bond Futures	1,962	September 2026	(130,422,591)	(130,804,221)	(381,630)
KFE 10 Year Treasury Bond Futures	658	September 2026	(45,115,087)	(45,554,173)	(439,086)
SFE 3 Year Australian Bond Futures	3,346	September 2026	(241,651,608)	(242,302,838)	(651,230)
SFE 10 Year Australian Bond Futures	1,174	September 2026	(88,762,028)	(89,261,751)	(499,723)
Three-Month SOFR Futures	2,808	December 2027	(674,266,587)	(674,095,500)	171,087
Three-Month SOFR Futures	3,169	September 2028	(761,851,350)	(762,144,500)	(293,150)
Three-Month SOFR Futures	2,996	June 2029	(720,456,021)	(720,800,150)	(344,129)
Three Month SONIA Index Futures	533	December 2027	(169,097,541)	(169,644,127)	(546,586)
Three Month SONIA Index Futures	6	September 2028	(1,909,469)	(1,911,083)	(1,614)
TSE Japanese 10 Year Bond Futures	401	September 2026	(314,891,946)	(315,112,826)	(220,880)

			$(5,033,596,525)	$(5,038,649,613)	$(5,053,088)

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on June 30, 2026:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,563,098	PHP	4,601,900	7/20/2026	BNP	$-	$(38,802)	$(38,802)
PHP	529,422	USD	534,146	7/20/2026	BNP	-	(4,724)	(4,724)
PHP	529,422	USD	536,563	7/20/2026	BNP	-	(7,141)	(7,141)
PHP	570,147	USD	579,509	7/20/2026	BNP	-	(9,362)	(9,362)
PHP	692,321	USD	701,624	7/20/2026	BNP	-	(9,303)	(9,303)
PHP	977,395	USD	989,737	7/20/2026	BNP	-	(12,342)	(12,342)
USD	714,070	INR	711,621	7/27/2026	BNP	2,449	-	2,449
USD	2,605,922	INR	2,609,278	7/27/2026	BNP	-	(3,356)	(3,356)
USD	2,663,513	INR	2,661,990	7/27/2026	BNP	1,523	-	1,523
USD	2,759,845	INR	2,767,415	7/27/2026	BNP	-	(7,570)	(7,570)
USD	3,174,106	INR	3,162,760	7/27/2026	BNP	11,346	-	11,346
USD	3,175,934	INR	3,162,760	7/27/2026	BNP	13,174	-	13,174
USD	3,406,880	INR	3,452,680	7/27/2026	BNP	-	(45,800)	(45,800)
USD	3,702,928	INR	3,689,887	7/27/2026	BNP	13,041	-	13,041
USD	3,703,053	INR	3,689,887	7/27/2026	BNP	13,166	-	13,166
USD	5,289,505	INR	5,271,267	7/27/2026	BNP	18,238	-	18,238
USD	6,874,604	INR	6,852,647	7/27/2026	BNP	21,957	-	21,957
USD	7,403,944	INR	7,379,774	7/27/2026	BNP	24,170	-	24,170
USD	7,939,205	INR	7,906,901	7/27/2026	BNP	32,304	-	32,304
INR	2,951,910	USD	2,953,110	7/27/2026	BNP	-	(1,200)	(1,200)
USD	527,537	PHP	529,294	8/3/2026	BNP	-	(1,757)	(1,757)
USD	529,868	PHP	529,294	8/3/2026	BNP	574	-	574
USD	530,376	PHP	529,295	8/3/2026	BNP	1,081	-	1,081
USD	565,991	PHP	570,009	8/3/2026	BNP	-	(4,018)	(4,018)
USD	569,776	PHP	570,010	8/3/2026	BNP	-	(234)	(234)
USD	570,804	PHP	570,009	8/3/2026	BNP	795	-	795
USD	611,112	PHP	610,724	8/3/2026	BNP	388	-	388
USD	4,431,258	PHP	4,356,500	8/3/2026	BNP	74,758	-	74,758
USD	12,768,551	PHP	12,621,635	8/3/2026	BNP	146,916	-	146,916
USD	8,917,912	INR	9,033,313	8/5/2026	BNP	-	(115,401)	(115,401)
USD	60,634,716	INR	61,468,664	8/5/2026	BNP	-	(833,948)	(833,948)
USD	854,314	NOK	858,716	7/1/2026	CBK	-	(4,402)	(4,402)
USD	873,739	SEK	876,619	7/1/2026	CBK	-	(2,880)	(2,880)
USD	925,195	SEK	928,185	7/1/2026	CBK	-	(2,990)	(2,990)
USD	1,335,806	SEK	1,340,710	7/1/2026	CBK	-	(4,904)	(4,904)
NOK	858,716	USD	854,029	7/1/2026	CBK	4,687	-	4,687
SEK	3,145,514	USD	3,138,532	7/1/2026	CBK	6,982	-	6,982
USD	1,026,327	SEK	1,031,316	7/2/2026	CBK	-	(4,989)	(4,989)
USD	1,029,014	SEK	1,031,316	7/2/2026	CBK	-	(2,302)	(2,302)
USD	1,078,974	SEK	1,082,882	7/2/2026	CBK	-	(3,908)	(3,908)
USD	1,082,142	SGD	1,082,125	7/2/2026	CBK	17	-	17
USD	1,132,878	SEK	1,134,447	7/2/2026	CBK	-	(1,569)	(1,569)
USD	1,235,861	SGD	1,236,715	7/2/2026	CBK	-	(854)	(854)
EUR	1,485,380	CAD	1,483,141	7/2/2026	CBK	2,239	-	2,239
USD	1,312,792	SGD	1,314,010	7/2/2026	CBK	-	(1,218)	(1,218)
USD	1,390,638	SGD	1,391,304	7/2/2026	CBK	-	(666)	(666)
USD	1,391,573	SGD	1,391,304	7/2/2026	CBK	269	-	269
USD	1,622,549	SGD	1,623,189	7/2/2026	CBK	-	(640)	(640)
CAD	1,486,872	EUR	1,485,380	7/2/2026	CBK	1,492	-	1,492
USD	2,568,871	NOK	2,576,148	7/2/2026	CBK	-	(7,277)	(7,277)
SGD	6,956,522	USD	6,949,968	7/2/2026	CBK	6,554	-	6,554
SEK	1,804,803	USD	1,797,854	7/2/2026	CBK	6,949	-	6,949
JPY	858,434	GBP	862,192	7/2/2026	CBK	-	(3,758)	(3,758)
USD	4,297,926	SGD	4,252,659	7/7/2026	CBK	45,267	-	45,267
SGD	4,871,226	USD	4,902,486	7/7/2026	CBK	-	(31,260)	(31,260)
USD	6,713,631	SGD	6,726,933	7/7/2026	CBK	-	(13,302)	(13,302)
USD	8,165,151	SGD	8,118,712	7/7/2026	CBK	46,439	-	46,439
USD	14,975,287	SGD	14,922,966	7/7/2026	CBK	52,321	-	52,321

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	15,509,845	SGD	15,386,892	7/7/2026	CBK	$122,953	$-	$122,953
USD	17,577,098	SGD	17,474,561	7/7/2026	CBK	102,537	-	102,537
USD	60,596,406	SGD	60,001,149	7/7/2026	CBK	595,257	-	595,257
USD	309,360,071	SGD	306,887,319	7/7/2026	CBK	2,472,752	–	2,472,752
TWD	78,509	USD	79,226	7/9/2026	CBK	–	(717)	(717)
USD	8,911,365	TWD	8,793,058	7/9/2026	CBK	118,307	–	118,307
TWD	628,076	USD	630,907	7/9/2026	CBK	–	(2,831)	(2,831)
TWD	628,076	USD	633,070	7/9/2026	CBK	–	(4,994)	(4,994)
TWD	628,076	USD	635,549	7/9/2026	CBK	–	(7,473)	(7,473)
TWD	706,585	USD	714,862	7/9/2026	CBK	–	(8,277)	(8,277)
TWD	785,095	USD	794,878	7/9/2026	CBK	–	(9,783)	(9,783)
TWD	863,604	USD	866,319	7/9/2026	CBK	–	(2,715)	(2,715)
TWD	863,604	USD	870,209	7/9/2026	CBK	–	(6,605)	(6,605)
TWD	1,020,623	USD	1,029,847	7/9/2026	CBK	–	(9,224)	(9,224)
TWD	1,177,642	USD	1,186,536	7/9/2026	CBK	–	(8,894)	(8,894)
TWD	1,413,170	USD	1,422,695	7/9/2026	CBK	–	(9,525)	(9,525)
USD	8,701,974	THB	8,511,293	7/13/2026	CBK	190,681	–	190,681
USD	468	SEK	469	7/16/2026	CBK	–	(1)	(1)
USD	548	SEK	548	7/16/2026	CBK	–	–	–
USD	2,201	SEK	2,204	7/16/2026	CBK	–	(3)	(3)
USD	2,358	SEK	2,363	7/16/2026	CBK	–	(5)	(5)
SEK	937	USD	967	7/16/2026	CBK	–	(30)	(30)
USD	10,912	SEK	10,552	7/16/2026	CBK	360	–	360
SEK	1,202	USD	1,215	7/16/2026	CBK	–	(13)	(13)
USD	31,529	SEK	30,782	7/16/2026	CBK	747	–	747
SEK	3,960	USD	4,035	7/16/2026	CBK	–	(75)	(75)
SEK	4,106	USD	4,078	7/16/2026	CBK	28	–	28
SEK	4,540	USD	4,555	7/16/2026	CBK	–	(15)	(15)
SEK	59,291	USD	61,329	7/16/2026	CBK	–	(2,038)	(2,038)
GBP	928,500	JPY	917,863	7/23/2026	CBK	10,637	–	10,637
EUR	1,486,644	CAD	1,473,592	7/23/2026	CBK	13,052	–	13,052
EUR	1,486,644	CAD	1,476,270	7/23/2026	CBK	10,374	–	10,374
EUR	1,486,644	CAD	1,481,618	7/23/2026	CBK	5,026	–	5,026
EUR	1,486,644	CAD	1,481,772	7/23/2026	CBK	4,872	–	4,872
EUR	1,486,644	CAD	1,483,187	7/23/2026	CBK	3,457	–	3,457
EUR	1,486,644	CAD	1,486,384	7/23/2026	CBK	260	–	260
EUR	1,486,644	CAD	1,487,898	7/23/2026	CBK	–	(1,254)	(1,254)
EUR	1,486,644	CAD	1,488,155	7/23/2026	CBK	–	(1,511)	(1,511)
EUR	1,486,644	CAD	1,491,110	7/23/2026	CBK	–	(4,466)	(4,466)
EUR	1,601,001	CAD	1,589,544	7/23/2026	CBK	11,457	–	11,457
EUR	1,601,001	CAD	1,597,657	7/23/2026	CBK	3,344	–	3,344
EUR	1,601,001	CAD	1,603,486	7/23/2026	CBK	–	(2,485)	(2,485)
EUR	1,829,715	CAD	1,825,085	7/23/2026	CBK	4,630	–	4,630
CAD	1,261,543	EUR	1,257,929	7/23/2026	CBK	3,614	–	3,614
CAD	1,927,821	EUR	1,944,073	7/23/2026	CBK	–	(16,252)	(16,252)
GBP	15,850,825	JPY	15,711,890	7/23/2026	CBK	138,935	–	138,935
EUR	18,068,438	CAD	17,914,014	7/23/2026	CBK	154,424	–	154,424
GBP	39,792,865	JPY	39,440,304	7/23/2026	CBK	352,561	–	352,561
JPY	527,527	GBP	530,572	7/23/2026	CBK	–	(3,045)	(3,045)
JPY	4,267,153	GBP	4,310,895	7/23/2026	CBK	–	(43,742)	(43,742)
JPY	6,143,055	GBP	6,167,896	7/23/2026	CBK	–	(24,841)	(24,841)
USD	626,031	TWD	628,980	8/3/2026	CBK	–	(2,949)	(2,949)
USD	626,321	TWD	628,980	8/3/2026	CBK	–	(2,659)	(2,659)
USD	629,170	TWD	628,980	8/3/2026	CBK	190	–	190
USD	632,202	TWD	628,980	8/3/2026	CBK	3,222	–	3,222
USD	632,914	TWD	628,980	8/3/2026	CBK	3,934	–	3,934
USD	705,581	TWD	707,603	8/3/2026	CBK	–	(2,022)	(2,022)
USD	706,126	TWD	707,603	8/3/2026	CBK	–	(1,477)	(1,477)
USD	706,142	TWD	707,603	8/3/2026	CBK	–	(1,461)	(1,461)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	711,575	TWD	707,603	8/3/2026	CBK	$3,972	$–	$3,972
USD	712,538	TWD	707,603	8/3/2026	CBK	4,935	–	4,935
USD	783,083	TWD	786,225	8/3/2026	CBK	–	(3,142)	(3,142)
USD	787,605	TWD	786,225	8/3/2026	CBK	1,380	–	1,380
USD	791,173	TWD	786,225	8/3/2026	CBK	4,948	–	4,948
USD	861,367	TWD	864,848	8/3/2026	CBK	–	(3,481)	(3,481)
USD	861,767	TWD	864,848	8/3/2026	CBK	–	(3,081)	(3,081)
USD	862,204	TWD	864,848	8/3/2026	CBK	–	(2,644)	(2,644)
USD	866,697	TWD	864,848	8/3/2026	CBK	1,849	–	1,849
USD	939,179	TWD	943,471	8/3/2026	CBK	–	(4,292)	(4,292)
USD	939,379	TWD	943,471	8/3/2026	CBK	–	(4,092)	(4,092)
USD	939,811	TWD	943,470	8/3/2026	CBK	–	(3,659)	(3,659)
USD	940,056	TWD	943,471	8/3/2026	CBK	–	(3,415)	(3,415)
USD	940,426	TWD	943,470	8/3/2026	CBK	–	(3,044)	(3,044)
USD	944,838	TWD	943,470	8/3/2026	CBK	1,368	–	1,368
USD	947,903	TWD	943,471	8/3/2026	CBK	4,432	–	4,432
USD	1,018,081	TWD	1,022,093	8/3/2026	CBK	–	(4,012)	(4,012)
USD	1,022,971	TWD	1,022,093	8/3/2026	CBK	878	–	878
USD	1,024,267	TWD	1,022,093	8/3/2026	CBK	2,174	–	2,174
USD	1,025,725	TWD	1,022,093	8/3/2026	CBK	3,632	–	3,632
USD	1,028,403	TWD	1,022,093	8/3/2026	CBK	6,310	–	6,310
USD	1,103,214	TWD	1,100,715	8/3/2026	CBK	2,499	–	2,499
USD	1,266,544	TWD	1,257,960	8/3/2026	CBK	8,584	–	8,584
USD	1,416,279	TWD	1,415,206	8/3/2026	CBK	1,073	–	1,073
USD	1,579,818	TWD	1,572,451	8/3/2026	CBK	7,367	–	7,367
USD	1,651,972	TWD	1,651,073	8/3/2026	CBK	899	–	899
USD	1,656,742	TWD	1,651,073	8/3/2026	CBK	5,669	–	5,669
USD	1,739,196	TWD	1,729,695	8/3/2026	CBK	9,501	–	9,501
USD	1,821,760	TWD	1,808,318	8/3/2026	CBK	13,442	–	13,442
USD	1,976,786	TWD	1,965,563	8/3/2026	CBK	11,223	–	11,223
USD	1,982,388	TWD	1,965,563	8/3/2026	CBK	16,825	–	16,825
USD	2,287,126	TWD	2,280,053	8/3/2026	CBK	7,073	–	7,073
USD	2,452,941	TWD	2,437,299	8/3/2026	CBK	15,642	–	15,642
USD	2,458,774	TWD	2,437,298	8/3/2026	CBK	21,476	–	21,476
USD	2,600,924	TWD	2,594,544	8/3/2026	CBK	6,380	–	6,380
USD	2,604,942	TWD	2,594,544	8/3/2026	CBK	10,398	–	10,398
USD	7,258,508	TWD	7,233,273	8/3/2026	CBK	25,235	–	25,235
USD	9,801,318	TWD	9,749,194	8/3/2026	CBK	52,124	–	52,124
USD	9,878,081	TWD	9,827,817	8/3/2026	CBK	50,264	–	50,264
USD	9,959,372	TWD	9,906,439	8/3/2026	CBK	52,933	–	52,933
TWD	628,980	USD	630,679	8/3/2026	CBK	–	(1,699)	(1,699)
TWD	628,980	USD	632,237	8/3/2026	CBK	–	(3,257)	(3,257)
TWD	628,980	USD	632,277	8/3/2026	CBK	–	(3,297)	(3,297)
TWD	628,980	USD	634,973	8/3/2026	CBK	–	(5,993)	(5,993)
TWD	3,223,524	USD	3,253,917	8/3/2026	CBK	–	(30,393)	(30,393)
TWD	3,852,504	USD	3,887,025	8/3/2026	CBK	–	(34,521)	(34,521)
USD	2,332,644	THB	2,339,144	8/4/2026	CBK	–	(6,500)	(6,500)
USD	2,367,157	THB	2,339,144	8/4/2026	CBK	28,013	–	28,013
USD	2,514,477	THB	2,490,056	8/4/2026	CBK	24,421	–	24,421
USD	9,987,861	THB	9,809,312	8/4/2026	CBK	178,549	–	178,549
USD	1,069,241	SEK	1,033,622	8/12/2026	CBK	35,619	–	35,619
USD	1,232,468	SEK	1,188,665	8/12/2026	CBK	43,803	–	43,803
USD	1,279,607	SEK	1,240,347	8/12/2026	CBK	39,260	–	39,260
USD	1,594,066	SEK	1,602,114	8/12/2026	CBK	–	(8,048)	(8,048)
USD	3,107,301	SEK	2,997,504	8/12/2026	CBK	109,797	–	109,797
USD	3,145,683	SEK	3,152,548	8/12/2026	CBK	–	(6,865)	(6,865)
USD	3,379,110	SEK	3,307,591	8/12/2026	CBK	71,519	–	71,519
USD	4,080,902	SEK	3,979,445	8/12/2026	CBK	101,457	–	101,457
USD	4,395,860	SEK	4,289,532	8/12/2026	CBK	106,328	–	106,328

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,455,909	SEK	4,341,213	8/12/2026	CBK	$114,696	$–	$114,696
SEK	826,898	USD	836,845	8/12/2026	CBK	–	(9,947)	(9,947)
USD	26,119,352	SEK	24,961,976	8/12/2026	CBK	1,157,376	–	1,157,376
USD	27,860,737	SEK	26,874,176	8/12/2026	CBK	986,561	–	986,561
USD	42,187,138	SEK	40,311,265	8/12/2026	CBK	1,875,873	–	1,875,873
USD	852,950	NOK	857,635	9/30/2026	CBK	–	(4,685)	(4,685)
USD	940,310	NOK	908,084	9/30/2026	CBK	32,226	–	32,226
USD	3,747,217	NOK	3,733,233	9/30/2026	CBK	13,984	–	13,984
USD	4,503,162	NOK	4,439,520	9/30/2026	CBK	63,642	–	63,642
NOK	908,084	USD	940,310	9/30/2026	CBK	–	(32,226)	(32,226)
USD	9,626,888	NOK	9,433,981	9/30/2026	CBK	192,907	–	192,907
USD	17,420,488	NOK	16,698,650	9/30/2026	CBK	721,838	–	721,838
USD	26,430,055	NOK	25,375,895	9/30/2026	CBK	1,054,160	–	1,054,160
USD	27,364,628	NOK	26,233,529	9/30/2026	CBK	1,131,099	–	1,131,099
USD	33,297,676	NOK	32,791,911	9/30/2026	CBK	505,765	–	505,765
NOK	4,439,520	USD	4,503,162	9/30/2026	CBK	–	(63,642)	(63,642)
USD	81,983,955	NOK	78,700,589	9/30/2026	CBK	3,283,366	–	3,283,366
NOK	9,433,980	USD	9,626,887	9/30/2026	CBK	–	(192,907)	(192,907)
NOK	16,698,650	USD	17,420,488	9/30/2026	CBK	–	(721,838)	(721,838)
NOK	25,375,894	USD	26,430,054	9/30/2026	CBK	–	(1,054,160)	(1,054,160)
NOK	26,233,528	USD	27,364,627	9/30/2026	CBK	–	(1,131,099)	(1,131,099)
NOK	32,791,910	USD	33,297,675	9/30/2026	CBK	–	(505,765)	(505,765)
NOK	78,700,585	USD	81,983,951	9/30/2026	CBK	–	(3,283,366)	(3,283,366)
NOK	99,435,162	USD	104,831,086	9/30/2026	CBK	–	(5,395,924)	(5,395,924)
EUR	228,520	PLN	227,939	7/1/2026	HUB	581	–	581
EUR	228,520	PLN	228,096	7/1/2026	HUB	424	–	424
EUR	342,780	PLN	342,147	7/1/2026	HUB	633	–	633
EUR	457,040	PLN	456,271	7/1/2026	HUB	769	–	769
USD	771,221	PLN	770,907	7/1/2026	HUB	314	–	314
USD	850,250	PLN	850,657	7/1/2026	HUB	–	(407)	(407)
EUR	1,142,600	PLN	1,140,111	7/1/2026	HUB	2,489	–	2,489
EUR	1,599,640	CHF	1,597,594	7/1/2026	HUB	2,046	–	2,046
EUR	1,713,900	CHF	1,711,652	7/1/2026	HUB	2,248	–	2,248
EUR	2,399,460	CHF	2,395,897	7/1/2026	HUB	3,563	–	3,563
CHF	5,709,070	EUR	5,713,000	7/1/2026	HUB	–	(3,930)	(3,930)
PLN	1,621,564	USD	1,621,428	7/1/2026	HUB	136	–	136
PLN	2,393,759	EUR	2,399,460	7/1/2026	HUB	–	(5,701)	(5,701)
EUR	228,520	PLN	228,010	7/2/2026	HUB	510	–	510
EUR	228,520	PLN	228,380	7/2/2026	HUB	140	–	140
EUR	228,520	PLN	228,430	7/2/2026	HUB	90	–	90
EUR	799,820	PLN	799,501	7/2/2026	HUB	319	–	319
EUR	799,820	PLN	799,730	7/2/2026	HUB	90	–	90
EUR	799,820	PLN	799,795	7/2/2026	HUB	25	–	25
EUR	799,820	PLN	799,833	7/2/2026	HUB	–	(13)	(13)
EUR	799,820	PLN	800,240	7/2/2026	HUB	–	(420)	(420)
USD	822,390	PLN	824,073	7/2/2026	HUB	–	(1,683)	(1,683)
USD	824,556	PLN	824,074	7/2/2026	HUB	482	–	482
EUR	1,142,600	PLN	1,142,246	7/2/2026	HUB	354	–	354
EUR	1,256,860	CHF	1,255,239	7/2/2026	HUB	1,621	–	1,621
EUR	1,256,860	AUD	1,260,279	7/2/2026	HUB	–	(3,419)	(3,419)
GBP	1,459,095	AUD	1,462,129	7/2/2026	HUB	–	(3,034)	(3,034)
CHF	1,483,464	EUR	1,485,380	7/2/2026	HUB	–	(1,916)	(1,916)
EUR	1,599,640	CHF	1,598,513	7/2/2026	HUB	1,127	–	1,127
EUR	1,599,640	CHF	1,598,565	7/2/2026	HUB	1,075	–	1,075
EUR	1,713,900	CHF	1,712,265	7/2/2026	HUB	1,635	–	1,635
EUR	1,713,900	CHF	1,712,841	7/2/2026	HUB	1,059	–	1,059
USD	1,851,959	BRL	1,859,636	7/2/2026	HUB	–	(7,677)	(7,677)
USD	1,887,247	BRL	1,898,379	7/2/2026	HUB	–	(11,132)	(11,132)
USD	1,961,104	BRL	1,975,863	7/2/2026	HUB	–	(14,759)	(14,759)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,353,758	BRL	2,363,287	7/2/2026	HUB	$–	$(9,529)	$(9,529)
USD	2,513,783	BRL	2,537,629	7/2/2026	HUB	–	(23,846)	(23,846)
USD	2,572,788	CNY	2,577,035	7/2/2026	HUB	–	(4,247)	(4,247)
USD	2,930,754	BRL	2,963,795	7/2/2026	HUB	–	(33,041)	(33,041)
USD	3,647,311	BRL	3,661,159	7/2/2026	HUB	–	(13,848)	(13,848)
USD	3,778,895	BRL	3,719,272	7/2/2026	HUB	59,623	–	59,623
USD	3,999,882	BRL	3,951,727	7/2/2026	HUB	48,155	–	48,155
BRL	1,995,235	USD	2,077,501	7/2/2026	HUB	–	(82,266)	(82,266)
BRL	2,421,401	USD	2,524,482	7/2/2026	HUB	–	(103,081)	(103,081)
CNY	2,577,035	USD	2,572,573	7/2/2026	HUB	4,462	–	4,462
USD	39,306,439	BRL	39,284,815	7/2/2026	HUB	21,624	–	21,624
JPY	825,580	AUD	830,820	7/2/2026	HUB	–	(5,240)	(5,240)
BRL	59,798,927	USD	60,725,281	7/2/2026	HUB	–	(926,354)	(926,354)
USD	7,434,616	CNY	7,437,093	7/3/2026	HUB	–	(2,477)	(2,477)
USD	2,573,469	CNY	2,577,912	7/7/2026	HUB	–	(4,443)	(4,443)
USD	3,162,255	CNY	3,167,149	7/7/2026	HUB	–	(4,894)	(4,894)
USD	8,302,950	CNY	8,322,973	7/7/2026	HUB	–	(20,023)	(20,023)
USD	13,553,676	CNY	13,478,798	7/7/2026	HUB	74,878	–	74,878
CNY	5,376,788	USD	5,406,919	7/7/2026	HUB	–	(30,131)	(30,131)
CNY	5,376,788	USD	5,409,657	7/7/2026	HUB	–	(32,869)	(32,869)
CNY	5,524,098	USD	5,546,444	7/7/2026	HUB	–	(22,346)	(22,346)
CNY	6,334,299	USD	6,369,583	7/7/2026	HUB	–	(35,284)	(35,284)
CNY	6,702,572	USD	6,701,831	7/7/2026	HUB	741	–	741
CNY	83,377,047	USD	83,877,105	7/7/2026	HUB	–	(500,058)	(500,058)
CNY	211,904,386	USD	211,934,054	7/7/2026	HUB	–	(29,668)	(29,668)
USD	2,732,909	CLP	2,711,952	7/9/2026	HUB	20,957	–	20,957
USD	3,165,542	CLP	3,145,865	7/9/2026	HUB	19,677	–	19,677
USD	3,585,398	CLP	3,579,778	7/9/2026	HUB	5,620	–	5,620
USD	17,186,688	CLP	16,868,345	7/9/2026	HUB	318,343	–	318,343
CLP	2,711,953	USD	2,782,323	7/9/2026	HUB	–	(70,370)	(70,370)
CLP	2,711,953	USD	2,824,540	7/9/2026	HUB	–	(112,587)	(112,587)
CLP	2,874,670	USD	2,988,374	7/9/2026	HUB	–	(113,704)	(113,704)
CLP	3,742,495	USD	3,755,961	7/9/2026	HUB	–	(13,466)	(13,466)
CLP	3,905,212	USD	4,079,921	7/9/2026	HUB	–	(174,709)	(174,709)
CLP	4,013,690	USD	4,185,297	7/9/2026	HUB	–	(171,607)	(171,607)
CLP	6,345,969	USD	6,602,634	7/9/2026	HUB	–	(256,665)	(256,665)
USD	1,676,907	KRW	1,613,949	7/13/2026	HUB	62,958	–	62,958
USD	1,723,475	KRW	1,678,507	7/13/2026	HUB	44,968	–	44,968
USD	1,793,709	KRW	1,743,066	7/13/2026	HUB	50,643	–	50,643
USD	1,804,602	KRW	1,743,066	7/13/2026	HUB	61,536	–	61,536
USD	1,851,178	KRW	1,807,623	7/13/2026	HUB	43,555	–	43,555
USD	1,863,102	KRW	1,807,623	7/13/2026	HUB	55,479	–	55,479
USD	1,865,821	KRW	1,807,624	7/13/2026	HUB	58,197	–	58,197
USD	1,869,359	KRW	1,807,624	7/13/2026	HUB	61,735	–	61,735
USD	1,869,453	KRW	1,807,623	7/13/2026	HUB	61,830	–	61,830
USD	1,928,416	KRW	1,872,181	7/13/2026	HUB	56,235	–	56,235
USD	1,933,308	KRW	1,872,182	7/13/2026	HUB	61,126	–	61,126
USD	1,997,124	KRW	1,936,739	7/13/2026	HUB	60,385	–	60,385
USD	2,032,214	KRW	2,001,297	7/13/2026	HUB	30,917	–	30,917
USD	2,049,941	KRW	2,001,298	7/13/2026	HUB	48,643	–	48,643
USD	2,062,774	KRW	2,001,297	7/13/2026	HUB	61,477	–	61,477
USD	2,079,309	KRW	2,001,297	7/13/2026	HUB	78,012	–	78,012
USD	2,184,555	KRW	2,130,413	7/13/2026	HUB	54,142	–	54,142
USD	2,190,115	KRW	2,130,413	7/13/2026	HUB	59,702	–	59,702
USD	2,241,960	KRW	2,194,971	7/13/2026	HUB	46,989	–	46,989
USD	2,271,467	KRW	2,194,971	7/13/2026	HUB	76,496	–	76,496
USD	2,396,166	KRW	2,324,087	7/13/2026	HUB	72,079	–	72,079
USD	2,397,411	KRW	2,324,087	7/13/2026	HUB	73,324	–	73,324
USD	2,403,029	KRW	2,324,087	7/13/2026	HUB	78,942	–	78,942

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,463,202	KRW	2,388,645	7/13/2026	HUB	$74,557	$–	$74,557
USD	2,525,152	KRW	2,453,203	7/13/2026	HUB	71,949	–	71,949
USD	2,546,448	KRW	2,453,204	7/13/2026	HUB	93,244	–	93,244
USD	2,592,675	KRW	2,517,761	7/13/2026	HUB	74,914	–	74,914
USD	2,654,104	KRW	2,582,319	7/13/2026	HUB	71,785	–	71,785
USD	3,578,944	KRW	3,486,131	7/13/2026	HUB	92,813	–	92,813
USD	6,625,293	KRW	6,455,798	7/13/2026	HUB	169,495	–	169,495
USD	6,627,037	KRW	6,455,798	7/13/2026	HUB	171,239	–	171,239
USD	1,573,003	COP	1,750,019	7/15/2026	HUB	–	(177,016)	(177,016)
USD	1,587,831	COP	1,750,019	7/15/2026	HUB	–	(162,188)	(162,188)
USD	1,623,113	COP	1,808,353	7/15/2026	HUB	–	(185,240)	(185,240)
USD	1,630,678	COP	1,808,353	7/15/2026	HUB	–	(177,675)	(177,675)
USD	1,661,504	COP	1,808,354	7/15/2026	HUB	–	(146,850)	(146,850)
USD	1,712,289	COP	1,925,021	7/15/2026	HUB	–	(212,732)	(212,732)
USD	1,739,403	COP	1,750,020	7/15/2026	HUB	–	(10,617)	(10,617)
USD	1,972,981	COP	2,216,691	7/15/2026	HUB	–	(243,710)	(243,710)
USD	2,021,330	COP	2,216,691	7/15/2026	HUB	–	(195,361)	(195,361)
USD	2,062,363	COP	2,275,025	7/15/2026	HUB	–	(212,662)	(212,662)
USD	2,112,992	COP	2,333,359	7/15/2026	HUB	–	(220,367)	(220,367)
USD	25,203,533	COP	25,083,608	7/15/2026	HUB	119,925	–	119,925
COP	1,983,355	USD	1,839,349	7/15/2026	HUB	144,006	–	144,006
COP	1,983,355	USD	1,853,548	7/15/2026	HUB	129,807	–	129,807
COP	2,041,689	USD	1,935,241	7/15/2026	HUB	106,448	–	106,448
COP	2,275,025	USD	2,130,350	7/15/2026	HUB	144,675	–	144,675
COP	5,366,726	USD	5,011,808	7/15/2026	HUB	354,918	–	354,918
COP	33,075,363	USD	31,077,263	7/15/2026	HUB	1,998,100	–	1,998,100
USD	116	PLN	116	7/16/2026	HUB	–	–	–
USD	285	CAD	281	7/16/2026	HUB	4	–	4
USD	298	GBP	295	7/16/2026	HUB	3	–	3
USD	425	JPY	422	7/16/2026	HUB	3	–	3
GBP	594	USD	599	7/16/2026	HUB	–	(5)	(5)
USD	518	PLN	518	7/16/2026	HUB	–	–	–
AUD	385	USD	393	7/16/2026	HUB	–	(8)	(8)
USD	606	PLN	608	7/16/2026	HUB	–	(2)	(2)
USD	682	CAD	673	7/16/2026	HUB	9	–	9
USD	767	PLN	753	7/16/2026	HUB	14	–	14
USD	802	PLN	805	7/16/2026	HUB	–	(3)	(3)
CAD	695	USD	693	7/16/2026	HUB	2	–	2
USD	1,049	GBP	1,037	7/16/2026	HUB	12	–	12
USD	1,096	GBP	1,092	7/16/2026	HUB	4	–	4
USD	1,346	CAD	1,315	7/16/2026	HUB	31	–	31
USD	1,448	JPY	1,439	7/16/2026	HUB	9	–	9
USD	1,710	JPY	1,700	7/16/2026	HUB	10	–	10
USD	1,901	GBP	1,906	7/16/2026	HUB	–	(5)	(5)
GBP	2,595	USD	2,581	7/16/2026	HUB	14	–	14
USD	2,395	JPY	2,380	7/16/2026	HUB	15	–	15
USD	2,904	PLN	2,901	7/16/2026	HUB	3	–	3
USD	3,025	CAD	3,022	7/16/2026	HUB	3	–	3
USD	3,554	JPY	3,496	7/16/2026	HUB	58	–	58
USD	4,023	JPY	3,963	7/16/2026	HUB	60	–	60
USD	4,140	CAD	4,126	7/16/2026	HUB	14	–	14
CAD	3,664	USD	3,716	7/16/2026	HUB	–	(52)	(52)
CAD	3,994	USD	3,997	7/16/2026	HUB	–	(3)	(3)
AUD	4,069	USD	4,113	7/16/2026	HUB	–	(44)	(44)
PLN	1,744	USD	1,749	7/16/2026	HUB	–	(5)	(5)
USD	6,624	AUD	6,650	7/16/2026	HUB	–	(26)	(26)
USD	6,684	AUD	6,548	7/16/2026	HUB	136	–	136
USD	6,840	JPY	6,823	7/16/2026	HUB	17	–	17
CAD	4,894	USD	4,970	7/16/2026	HUB	–	(76)	(76)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	7,425	GBP	7,342	7/16/2026	HUB	$83	$–	$83
USD	8,799	JPY	8,759	7/16/2026	HUB	40	–	40
USD	9,601	CAD	9,434	7/16/2026	HUB	167	–	167
USD	17,068	AUD	16,827	7/16/2026	HUB	241	–	241
PLN	5,945	USD	6,120	7/16/2026	HUB	–	(175)	(175)
USD	27,828	AUD	27,292	7/16/2026	HUB	536	–	536
JPY	749	USD	762	7/16/2026	HUB	–	(13)	(13)
EUR	228,649	PLN	225,812	7/16/2026	HUB	2,837	–	2,837
JPY	1,354	USD	1,375	7/16/2026	HUB	–	(21)	(21)
AUD	156,094	USD	158,983	7/16/2026	HUB	–	(2,889)	(2,889)
EUR	800,273	PLN	790,300	7/16/2026	HUB	9,973	–	9,973
PLN	225,676	EUR	228,649	7/16/2026	HUB	–	(2,973)	(2,973)
PLN	226,182	EUR	228,650	7/16/2026	HUB	–	(2,468)	(2,468)
EUR	1,028,922	PLN	1,025,233	7/16/2026	HUB	3,689	–	3,689
JPY	10,399	USD	10,563	7/16/2026	HUB	–	(164)	(164)
PLN	451,102	EUR	457,298	7/16/2026	HUB	–	(6,196)	(6,196)
EUR	2,057,844	PLN	2,050,357	7/16/2026	HUB	7,487	–	7,487
EUR	2,172,168	PLN	2,167,468	7/16/2026	HUB	4,700	–	4,700
EUR	2,400,818	PLN	2,395,226	7/16/2026	HUB	5,592	–	5,592
EUR	2,515,142	PLN	2,507,688	7/16/2026	HUB	7,454	–	7,454
PLN	676,171	EUR	685,948	7/16/2026	HUB	–	(9,777)	(9,777)
PLN	677,494	EUR	685,948	7/16/2026	HUB	–	(8,454)	(8,454)
EUR	3,315,415	PLN	3,264,729	7/16/2026	HUB	50,686	–	50,686
EUR	3,429,739	PLN	3,418,413	7/16/2026	HUB	11,326	–	11,326
USD	11,944,238	KRW	11,922,249	7/16/2026	HUB	21,989	–	21,989
USD	13,046,993	GBP	12,919,630	7/16/2026	HUB	127,363	–	127,363
PLN	6,768,605	EUR	6,859,482	7/16/2026	HUB	–	(90,877)	(90,877)
PLN	14,587,014	EUR	14,747,886	7/16/2026	HUB	–	(160,872)	(160,872)
JPY	588,087	USD	599,070	7/16/2026	HUB	–	(10,983)	(10,983)
PLN	39,573,682	EUR	40,013,644	7/16/2026	HUB	–	(439,962)	(439,962)
JPY	1,527,359	USD	1,554,679	7/16/2026	HUB	–	(27,320)	(27,320)
EUR	686,143	AUD	683,540	7/23/2026	HUB	2,603	–	2,603
AUD	676,234	EUR	686,144	7/23/2026	HUB	–	(9,910)	(9,910)
AUD	678,968	EUR	686,143	7/23/2026	HUB	–	(7,175)	(7,175)
AUD	681,180	EUR	686,144	7/23/2026	HUB	–	(4,964)	(4,964)
AUD	901,303	EUR	914,859	7/23/2026	HUB	–	(13,556)	(13,556)
EUR	2,172,787	AUD	2,161,994	7/23/2026	HUB	10,793	–	10,793
AUD	1,356,889	EUR	1,372,287	7/23/2026	HUB	–	(15,398)	(15,398)
AUD	1,368,689	EUR	1,372,287	7/23/2026	HUB	–	(3,598)	(3,598)
EUR	3,430,716	AUD	3,428,531	7/23/2026	HUB	2,185	–	2,185
EUR	5,374,789	AUD	5,309,622	7/23/2026	HUB	65,167	–	65,167
EUR	5,946,575	AUD	5,934,523	7/23/2026	HUB	12,052	–	12,052
AUD	4,332,443	EUR	4,345,577	7/23/2026	HUB	–	(13,134)	(13,134)
AUD	5,075,016	EUR	5,146,077	7/23/2026	HUB	–	(71,061)	(71,061)
AUD	67,648,439	EUR	68,614,361	7/23/2026	HUB	–	(965,922)	(965,922)
BRL	1,960,715	USD	1,994,271	8/4/2026	HUB	–	(33,556)	(33,556)
BRL	38,983,634	USD	39,006,303	8/4/2026	HUB	–	(22,669)	(22,669)
AUD	899,428	JPY	891,850	8/10/2026	HUB	7,578	–	7,578
USD	20,365,642	KRW	20,151,373	8/10/2026	HUB	214,269	–	214,269
AUD	19,787,417	JPY	19,982,470	8/10/2026	HUB	–	(195,053)	(195,053)
AUD	31,134,047	JPY	31,439,460	8/10/2026	HUB	–	(305,413)	(305,413)
USD	74,074,556	KRW	73,500,838	8/10/2026	HUB	573,718	–	573,718
JPY	552,664	AUD	553,494	8/10/2026	HUB	–	(830)	(830)
JPY	830,142	AUD	830,241	8/10/2026	HUB	–	(99)	(99)
JPY	834,089	AUD	830,241	8/10/2026	HUB	3,848	–	3,848
JPY	8,057,272	AUD	8,025,663	8/10/2026	HUB	31,609	–	31,609
USD	789,967	PLN	770,866	8/12/2026	HUB	19,101	–	19,101
USD	795,940	PLN	770,866	8/12/2026	HUB	25,074	–	25,074
USD	818,595	PLN	797,448	8/12/2026	HUB	21,147	–	21,147

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	820,827	PLN	797,448	8/12/2026	HUB	$23,379	$–	$23,379
USD	843,671	PLN	824,029	8/12/2026	HUB	19,642	–	19,642
USD	852,308	PLN	824,030	8/12/2026	HUB	28,278	–	28,278
USD	854,222	PLN	824,029	8/12/2026	HUB	30,193	–	30,193
USD	1,088,686	PLN	1,089,846	8/12/2026	HUB	–	(1,160)	(1,160)
USD	1,588,764	PLN	1,594,896	8/12/2026	HUB	–	(6,132)	(6,132)
USD	1,602,274	PLN	1,568,315	8/12/2026	HUB	33,959	–	33,959
USD	1,608,216	PLN	1,568,315	8/12/2026	HUB	39,901	–	39,901
USD	1,613,774	PLN	1,568,315	8/12/2026	HUB	45,459	–	45,459
USD	1,621,324	PLN	1,621,478	8/12/2026	HUB	–	(154)	(154)
USD	1,729,620	PLN	1,727,804	8/12/2026	HUB	1,816	–	1,816
USD	1,777,751	PLN	1,727,804	8/12/2026	HUB	49,947	–	49,947
USD	1,858,716	PLN	1,860,713	8/12/2026	HUB	–	(1,997)	(1,997)
USD	8,215,955	PLN	7,974,482	8/12/2026	HUB	241,473	–	241,473
USD	21,902,662	PLN	21,265,284	8/12/2026	HUB	637,378	–	637,378
PLN	11,217,438	USD	11,560,099	8/12/2026	HUB	–	(342,661)	(342,661)
USD	1,679,305	KRW	1,679,905	8/25/2026	HUB	–	(600)	(600)
USD	1,885,129	KRW	1,873,740	8/25/2026	HUB	11,389	–	11,389
USD	2,072,152	KRW	2,067,575	8/25/2026	HUB	4,577	–	4,577
USD	2,134,078	KRW	2,132,187	8/25/2026	HUB	1,891	–	1,891
USD	2,392,658	KRW	2,390,633	8/25/2026	HUB	2,025	–	2,025
USD	2,674,496	KRW	2,649,081	8/25/2026	HUB	25,415	–	25,415
GBP	928,495	AUD	921,085	8/27/2026	HUB	7,410	–	7,410
GBP	994,816	AUD	989,972	8/27/2026	HUB	4,844	–	4,844
USD	1,770,599	COP	1,790,454	8/27/2026	HUB	–	(19,855)	(19,855)
AUD	1,586,871	GBP	1,591,706	8/27/2026	HUB	–	(4,835)	(4,835)
GBP	4,111,908	AUD	4,099,357	8/27/2026	HUB	12,551	–	12,551
AUD	6,425,212	GBP	6,499,469	8/27/2026	HUB	–	(74,257)	(74,257)
AUD	14,015,000	GBP	14,126,395	8/27/2026	HUB	–	(111,395)	(111,395)
AUD	59,027,300	GBP	59,688,994	8/27/2026	HUB	–	(661,694)	(661,694)
COP	24,835,322	USD	24,935,270	8/27/2026	HUB	–	(99,948)	(99,948)
EUR	5,727,193	CHF	5,722,963	8/31/2026	HUB	4,230	–	4,230
EUR	7,330,807	CHF	7,323,332	8/31/2026	HUB	7,475	–	7,475
EUR	33,904,984	CHF	33,798,266	8/31/2026	HUB	106,718	–	106,718
EUR	68,726,318	CHF	68,497,365	8/31/2026	HUB	228,953	–	228,953
USD	2,768,459	CLP	2,768,880	9/29/2026	HUB	–	(421)	(421)
USD	3,035,494	CLP	3,040,339	9/29/2026	HUB	–	(4,845)	(4,845)
USD	3,094,227	CLP	3,094,630	9/29/2026	HUB	–	(403)	(403)
USD	3,112,305	CLP	3,094,630	9/29/2026	HUB	17,675	–	17,675
USD	3,587,463	CLP	3,583,256	9/29/2026	HUB	4,207	–	4,207
CLP	16,884,739	USD	17,191,629	9/29/2026	HUB	–	(306,890)	(306,890)
EUR	571,300	SEK	571,795	7/1/2026	NWM	–	(495)	(495)
EUR	685,560	SEK	687,256	7/1/2026	NWM	–	(1,696)	(1,696)
USD	902,524	HUF	899,306	7/1/2026	NWM	3,218	–	3,218
EUR	2,056,680	JPY	2,047,890	7/1/2026	NWM	8,790	–	8,790
SEK	1,256,848	EUR	1,256,860	7/1/2026	NWM	–	(12)	(12)
JPY	679,947	EUR	685,560	7/1/2026	NWM	–	(5,613)	(5,613)
JPY	680,113	EUR	685,560	7/1/2026	NWM	–	(5,447)	(5,447)
JPY	681,014	EUR	685,560	7/1/2026	NWM	–	(4,546)	(4,546)
HUF	899,306	USD	900,496	7/1/2026	NWM	–	(1,190)	(1,190)
EUR	571,300	SEK	572,563	7/2/2026	NWM	–	(1,263)	(1,263)
JPY	910,527	EUR	914,080	7/2/2026	NWM	–	(3,553)	(3,553)
HUF	1,257,743	EUR	1,256,860	7/2/2026	NWM	883	–	883
USD	3,715,713	ILS	3,696,818	7/6/2026	NWM	18,895	–	18,895
USD	3,760,511	ILS	3,696,818	7/6/2026	NWM	63,693	–	63,693
USD	3,772,970	ILS	3,696,817	7/6/2026	NWM	76,153	–	76,153
USD	3,788,436	ILS	3,696,818	7/6/2026	NWM	91,618	–	91,618
USD	3,879,738	ILS	3,696,818	7/6/2026	NWM	182,920	–	182,920
USD	4,009,144	ILS	3,864,855	7/6/2026	NWM	144,289	–	144,289

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,817,850	ILS	4,705,041	7/6/2026	NWM	$112,809	$–	$112,809
USD	6,562,392	ILS	6,217,375	7/6/2026	NWM	345,017	–	345,017
USD	9,213,665	ILS	9,074,007	7/6/2026	NWM	139,658	–	139,658
ILS	3,696,818	USD	3,715,713	7/6/2026	NWM	–	(18,895)	(18,895)
ILS	3,696,818	USD	3,760,511	7/6/2026	NWM	–	(63,693)	(63,693)
ILS	3,696,818	USD	3,772,971	7/6/2026	NWM	–	(76,153)	(76,153)
ILS	3,696,818	USD	3,788,436	7/6/2026	NWM	–	(91,618)	(91,618)
ILS	3,696,818	USD	3,879,738	7/6/2026	NWM	–	(182,920)	(182,920)
ILS	3,864,855	USD	4,009,144	7/6/2026	NWM	–	(144,289)	(144,289)
USD	12,175,186	ILS	11,930,639	7/6/2026	NWM	244,547	–	244,547
ILS	4,705,041	USD	4,817,850	7/6/2026	NWM	–	(112,809)	(112,809)
ILS	6,217,376	USD	6,562,393	7/6/2026	NWM	–	(345,017)	(345,017)
ILS	9,074,008	USD	9,213,666	7/6/2026	NWM	–	(139,658)	(139,658)
USD	34,494,121	ILS	33,775,470	7/6/2026	NWM	718,651	–	718,651
ILS	11,930,640	USD	12,175,187	7/6/2026	NWM	–	(244,547)	(244,547)
USD	36,069,794	ILS	35,287,804	7/6/2026	NWM	781,990	–	781,990
ILS	33,775,473	USD	34,494,124	7/6/2026	NWM	–	(718,651)	(718,651)
ILS	35,287,807	USD	36,069,797	7/6/2026	NWM	–	(781,990)	(781,990)
ILS	62,845,905	USD	64,134,886	7/6/2026	NWM	–	(1,288,981)	(1,288,981)
USD	707,714	PEN	731,238	7/8/2026	NWM	–	(23,524)	(23,524)
USD	714,327	PEN	731,239	7/8/2026	NWM	–	(16,912)	(16,912)
USD	776,792	PEN	804,362	7/8/2026	NWM	–	(27,570)	(27,570)
USD	777,774	PEN	804,362	7/8/2026	NWM	–	(26,588)	(26,588)
USD	816,581	PEN	804,362	7/8/2026	NWM	12,219	–	12,219
PEN	731,239	USD	729,934	7/8/2026	NWM	1,305	–	1,305
PEN	731,239	USD	732,119	7/8/2026	NWM	–	(880)	(880)
PEN	731,239	USD	738,357	7/8/2026	NWM	–	(7,118)	(7,118)
PEN	804,362	USD	799,014	7/8/2026	NWM	5,348	–	5,348
PEN	804,362	USD	804,552	7/8/2026	NWM	–	(190)	(190)
PEN	804,362	USD	809,900	7/8/2026	NWM	–	(5,538)	(5,538)
PEN	804,362	USD	810,322	7/8/2026	NWM	–	(5,960)	(5,960)
PEN	1,169,982	USD	1,141,260	7/8/2026	NWM	28,722	–	28,722
USD	4,286,963	PEN	4,241,184	7/8/2026	NWM	45,779	–	45,779
PEN	1,535,601	USD	1,552,432	7/8/2026	NWM	–	(16,831)	(16,831)
USD	794	CHF	784	7/16/2026	NWM	10	–	10
CHF	1,028	USD	1,049	7/16/2026	NWM	–	(21)	(21)
CHF	1,569	USD	1,564	7/16/2026	NWM	5	–	5
CHF	3,322	USD	3,382	7/16/2026	NWM	–	(60)	(60)
CHF	3,932	USD	3,924	7/16/2026	NWM	8	–	8
CHF	6,083	USD	6,086	7/16/2026	NWM	–	(3)	(3)
CHF	6,468	USD	6,578	7/16/2026	NWM	–	(110)	(110)
CHF	7,536	USD	7,529	7/16/2026	NWM	7	–	7
USD	7,864	CHF	7,894	7/16/2026	NWM	–	(30)	(30)
USD	8,994	CHF	8,862	7/16/2026	NWM	132	–	132
USD	10,443	CHF	10,448	7/16/2026	NWM	–	(5)	(5)
USD	31,886	CHF	31,218	7/16/2026	NWM	668	–	668
USD	98,969	CHF	99,008	7/16/2026	NWM	–	(39)	(39)
HUF	622	USD	629	7/16/2026	NWM	–	(7)	(7)
HUF	5,083	USD	5,165	7/16/2026	NWM	–	(82)	(82)
USD	899,683	HUF	898,519	7/21/2026	NWM	1,164	–	1,164
USD	989,865	HUF	994,789	7/21/2026	NWM	–	(4,924)	(4,924)
USD	1,026,513	HUF	1,026,879	7/21/2026	NWM	–	(366)	(366)
HUF	898,519	USD	912,706	7/21/2026	NWM	–	(14,187)	(14,187)
HUF	930,609	USD	949,379	7/21/2026	NWM	–	(18,770)	(18,770)
HUF	962,699	USD	958,242	7/21/2026	NWM	4,457	–	4,457
HUF	1,764,948	USD	1,825,436	7/21/2026	NWM	–	(60,488)	(60,488)
HUF	11,199,398	USD	11,266,482	7/21/2026	NWM	–	(67,084)	(67,084)
EUR	571,879	SEK	562,285	7/27/2026	NWM	9,594	–	9,594
EUR	571,879	SEK	562,438	7/27/2026	NWM	9,441	–	9,441

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	686,255	SEK	672,290	7/27/2026	NWM	$13,965	$–	$13,965
EUR	686,255	SEK	680,261	7/27/2026	NWM	5,994	–	5,994
EUR	1,143,758	SEK	1,133,689	7/27/2026	NWM	10,069	–	10,069
EUR	1,258,134	SEK	1,256,513	7/27/2026	NWM	1,621	–	1,621
EUR	1,258,134	SEK	1,258,118	7/27/2026	NWM	16	–	16
EUR	1,372,509	SEK	1,365,018	7/27/2026	NWM	7,491	–	7,491
EUR	1,372,509	SEK	1,372,689	7/27/2026	NWM	–	(180)	(180)
EUR	1,601,261	SEK	1,556,298	7/27/2026	NWM	44,963	–	44,963
EUR	1,715,637	SEK	1,714,373	7/27/2026	NWM	1,264	–	1,264
EUR	1,830,012	SEK	1,828,564	7/27/2026	NWM	1,448	–	1,448
EUR	2,058,764	SEK	2,008,942	7/27/2026	NWM	49,822	–	49,822
EUR	2,630,643	SEK	2,584,128	7/27/2026	NWM	46,515	–	46,515
EUR	3,316,898	SEK	3,282,460	7/27/2026	NWM	34,438	–	34,438
EUR	3,431,273	SEK	3,338,215	7/27/2026	NWM	93,058	–	93,058
EUR	4,117,528	SEK	4,018,789	7/27/2026	NWM	98,739	–	98,739
EUR	6,176,292	SEK	6,096,596	7/27/2026	NWM	79,696	–	79,696
SEK	562,285	EUR	571,879	7/27/2026	NWM	–	(9,594)	(9,594)
SEK	562,438	EUR	571,879	7/27/2026	NWM	–	(9,441)	(9,441)
SEK	672,290	EUR	686,255	7/27/2026	NWM	–	(13,965)	(13,965)
SEK	680,261	EUR	686,255	7/27/2026	NWM	–	(5,994)	(5,994)
EUR	8,921,311	SEK	8,734,050	7/27/2026	NWM	187,261	–	187,261
SEK	920,356	EUR	1,143,758	7/27/2026	NWM	–	(223,402)	(223,402)
SEK	1,133,689	EUR	1,143,758	7/27/2026	NWM	–	(10,069)	(10,069)
EUR	14,868,851	SEK	14,574,865	7/27/2026	NWM	293,986	–	293,986
SEK	1,365,019	EUR	1,372,510	7/27/2026	NWM	–	(7,491)	(7,491)
SEK	1,372,690	EUR	1,372,510	7/27/2026	NWM	180	–	180
SEK	1,556,299	EUR	1,601,262	7/27/2026	NWM	–	(44,963)	(44,963)
SEK	2,008,943	EUR	2,058,765	7/27/2026	NWM	–	(49,822)	(49,822)
SEK	2,584,129	EUR	2,630,644	7/27/2026	NWM	–	(46,515)	(46,515)
SEK	3,282,461	EUR	3,316,899	7/27/2026	NWM	–	(34,438)	(34,438)
SEK	3,338,217	EUR	3,431,275	7/27/2026	NWM	–	(93,058)	(93,058)
SEK	4,018,790	EUR	4,117,529	7/27/2026	NWM	–	(98,739)	(98,739)
SEK	6,096,599	EUR	6,176,295	7/27/2026	NWM	–	(79,696)	(79,696)
SEK	8,734,054	EUR	8,921,315	7/27/2026	NWM	–	(187,261)	(187,261)
SEK	14,574,872	EUR	14,868,858	7/27/2026	NWM	–	(293,986)	(293,986)
EUR	686,654	JPY	682,799	8/10/2026	NWM	3,855	–	3,855
EUR	1,144,423	JPY	1,131,758	8/10/2026	NWM	12,665	–	12,665
EUR	57,335,578	JPY	57,311,646	8/10/2026	NWM	23,932	–	23,932
JPY	798,350	EUR	801,095	8/10/2026	NWM	–	(2,745)	(2,745)
HUF	1,044,414	EUR	1,029,980	8/10/2026	NWM	14,434	–	14,434
JPY	2,051,062	EUR	2,059,960	8/10/2026	NWM	–	(8,898)	(8,898)
HUF	1,253,069	EUR	1,258,864	8/10/2026	NWM	–	(5,795)	(5,795)
HUF	1,259,946	EUR	1,258,865	8/10/2026	NWM	1,081	–	1,081
HUF	1,262,950	EUR	1,258,865	8/10/2026	NWM	4,085	–	4,085
JPY	3,750,757	EUR	3,776,593	8/10/2026	NWM	–	(25,836)	(25,836)
JPY	3,851,887	EUR	3,891,036	8/10/2026	NWM	–	(39,149)	(39,149)
HUF	23,197,248	EUR	22,888,447	8/10/2026	NWM	308,801	–	308,801
GBP	918,228	EUR	915,577	8/11/2026	NWM	2,651	–	2,651
GBP	919,167	EUR	915,577	8/11/2026	NWM	3,590	–	3,590
GBP	919,357	EUR	915,577	8/11/2026	NWM	3,780	–	3,780
GBP	919,713	EUR	915,576	8/11/2026	NWM	4,137	–	4,137
GBP	919,775	EUR	915,577	8/11/2026	NWM	4,198	–	4,198
GBP	920,236	EUR	915,577	8/11/2026	NWM	4,659	–	4,659
GBP	921,761	EUR	915,577	8/11/2026	NWM	6,184	–	6,184
GBP	1,033,353	EUR	1,030,024	8/11/2026	NWM	3,329	–	3,329
GBP	1,844,079	EUR	1,831,154	8/11/2026	NWM	12,925	–	12,925
GBP	2,404,524	EUR	2,403,390	8/11/2026	NWM	1,134	–	1,134
EUR	4,463,438	GBP	4,498,414	8/11/2026	NWM	–	(34,976)	(34,976)
GBP	8,742,158	EUR	8,697,979	8/11/2026	NWM	44,179	–	44,179

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	66,671,154	EUR	66,264,871	8/11/2026	NWM	$406,283	$–	$406,283
ZAR	6,236,594	USD	6,245,308	8/12/2026	NWM	–	(8,714)	(8,714)
ZAR	6,358,284	USD	6,253,341	8/12/2026	NWM	104,943	–	104,943
ZAR	7,483,913	USD	7,557,094	8/12/2026	NWM	–	(73,181)	(73,181)
ZAR	23,729,481	USD	23,913,985	8/12/2026	NWM	–	(184,504)	(184,504)
ZAR	29,053,403	USD	29,278,496	8/12/2026	NWM	–	(225,093)	(225,093)
ZAR	31,639,308	USD	31,887,548	8/12/2026	NWM	–	(248,240)	(248,240)
PEN	4,224,629	USD	4,270,502	10/15/2026	NWM	–	(45,873)	(45,873)
EUR	1,964,097	USD	1,971,395	7/16/2026	SSB	–	(7,298)	(7,298)
USD	4,548,029	GBP	4,510,393	7/16/2026	SSB	37,636	–	37,636
CAD	3,322,325	USD	3,382,838	7/16/2026	SSB	–	(60,513)	(60,513)
USD	20,473,169	MYR	20,263,130	7/16/2026	SSB	210,039	–	210,039

						$30,952,055	$(29,462,225)	$1,489,830

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas NA
CBK	Citibank NA
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Index Abbreviations: (continued)
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International—Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European Derivatives Exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MIAX	Miami International Securities Exchange
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CORRA	Canadian Overnight Repo Rate Average.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
SCHATZ	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Instruments	$87,288,474	$–	$–	$87,288,474
Short-Term Investments	–	1,423,926,548	–	1,423,926,548

Total Investments in Securities - Assets	$87,288,474	$1,423,926,548	$–	$1,511,215,022

Financial Derivative Instruments - Assets
Futures Contracts	38,932,044	–	–	38,932,044
Forward Foreign Currency Contracts	–	30,952,055	–	30,952,055

Total Financial Derivative Instruments - Assets	$38,932,044	$30,952,055	$–	$69,884,099

Financial Derivative Instruments - Liabilities
Futures Contracts	$(39,314,075)	$–	$–	$(39,314,075)
Forward Foreign Currency Contracts	–	(29,462,225)	–	(29,462,225)

Total Financial Derivative Instruments - Liabilities	$(39,314,075)	$(29,462,225)	$–	$(68,776,300)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Principal Amount		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 18.0%
French Republic Government Bonds OAT,
0.100%, Due 7/25/2036A B	EUR	2,590,280	$2,548,721
0.100%, Due 7/25/2053A B		1,851,135	1,249,728
Italy Buoni Poliennali Del Tesoro,
0.400%, Due 5/15/2030A B		1,911,600	2,129,656
1.100%, Due 8/15/2031A B		515,110	588,082
1.800%, Due 5/15/2036A B C		3,728,515	4,277,698
U.K. Inflation-Linked Gilts,
1.125%, Due 9/22/2035A B	GBP	7,949,325	10,071,466
0.625%, Due 3/22/2045A B		1,707,555	1,688,547
1.250%, Due 11/22/2054A B		1,641,525	1,689,445

			24,243,343

Total Foreign Sovereign Obligations (Cost $24,814,321)			24,243,343

U.S. TREASURY OBLIGATIONS - 29.6%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055A		$3,165,210	2,911,661

U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 4/15/2030A		1,045,850	1,033,077
1.125%, Due 10/15/2030A		8,233,920	7,994,659
1.250%, Due 4/15/2031A		8,170,800	7,916,009
1.875%, Due 7/15/2035A		16,071,020	15,714,480
1.875%, Due 1/15/2036A		4,610,655	4,477,616

			37,135,841

Total U.S. Treasury Obligations (Cost $41,176,620)			40,047,502

SHORT-TERM INVESTMENTS - 39.9%

U.S. Treasury Obligations - 39.9%
U.S. Treasury Bills,
3.666%, Due 7/9/2026C D E		5,000,000	4,995,959
3.730%, Due 9/3/2026C D E		6,000,000	5,961,013
3.684%, Due 9/17/2026C D E		3,000,000	2,976,305
3.684%, Due 9/24/2026C D E		4,000,000	3,965,467
3.721%, Due 10/22/2026D E		31,000,000	30,635,445
3.734%, Due 11/5/2026C D E		5,500,000	5,427,143

			53,961,332

Total Short-Term Investments (Cost $53,978,932)			53,961,332

TOTAL INVESTMENTS - 87.5% (Cost $119,969,873)			118,252,177
OTHER ASSETS, NET OF LIABILITIES - 12.5%			16,835,423

TOTAL NET ASSETS - 100.0%			$135,087,600

Percentages are stated as a percent of net assets.

A Inflation-Indexed Note.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C All or a portion represents positions held by the American Beacon Cayman TargetRisk Company, Ltd.

D Coupon represents a weighted average yield to maturity.

E Zero coupon bond.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Long Futures Contracts Open on June 30, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	10	September 2026	$2,985,957	$2,963,904	$(22,053)
CME E-Mini NASDAQ 100 Index Futures	11	September 2026	6,567,036	6,715,170	148,134
CME E-Mini S&P 500 ESG Index Futures	1	September 2026	338,767	336,030	(2,737)
CME E-Mini S&P 500 Index Futures	40	September 2026	14,935,645	15,096,500	160,855
Eurex DAX Index Futures	5	September 2026	3,604,698	3,590,049	(14,649)
Eurex EURO STOXX 50 Futures	83	September 2026	5,970,299	6,027,763	57,464
Eurex STOXX Europe 600 ESG-X Index Futures	6	September 2026	159,522	161,518	1,996
Euronext CAC 40 Index Futures	37	July 2026	3,562,906	3,555,428	(7,478)
HKG Hang Seng China Enterprises Index Futures	38	July 2026	1,847,647	1,824,936	(22,711)
HKG Hang Seng Index Futures	14	July 2026	2,060,847	2,039,169	(21,678)
ICE FTSE 100 Index Futures	49	September 2026	6,839,786	6,851,558	11,772
KFE KOSPI 200 Index Futures	5	September 2026	998,734	1,117,440	118,706
Montreal Exchange S&P/TSX 60 Index Futures	27	September 2026	7,797,181	7,827,097	29,916
NSE IFSC NIFTY 50 Index Futures	9	July 2026	432,528	432,081	(447)
OML Stockholm OMXS30 Index Futures	93	July 2026	3,032,195	3,085,501	53,306
SAFEX FTSE/JSE Top 40 Index Futures	11	September 2026	729,285	689,098	(40,187)
SFE S&P ASX Share Price Index 200 Futures	37	September 2026	5,677,695	5,620,360	(57,335)
SGX FTSE China A50 Futures Contract	197	July 2026	3,035,380	3,056,258	20,878
SGX FTSE Taiwan Index Futures	5	July 2026	810,983	808,600	(2,383)
SGX MSCI Singapore Index Futures	37	July 2026	1,369,728	1,368,321	(1,407)
SGX Nikkei 225 Stock Index Futures	16	September 2026	3,184,905	3,458,163	273,258
TSE TOPIX Futures	26	September 2026	6,195,357	6,401,058	205,701

			$ 82,137,081	$83,026,002	$888,921

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	25	September 2026	$5,154,755	$5,153,320	$(1,435)
CBOT 5 Year U.S. Treasury Notes Futures	53	September 2026	5,665,998	5,673,484	7,486
CBOT 10 Year U.S. Treasury Notes Futures	54	September 2026	5,912,521	5,934,094	21,573
CBOT U.S. Long Bond Futures	28	September 2026	3,140,998	3,178,000	37,002
CBOT Ultra Long Term U.S. Treasury Bond Futures	28	September 2026	3,211,782	3,252,375	40,593
Eurex 5 Year Euro BOBL Futures	36	September 2026	4,715,950	4,745,994	30,044
Eurex 10 Year Euro BUND Futures	22	September 2026	3,161,550	3,200,971	39,421
Eurex 30 Year Euro BUXL Futures	20	September 2026	2,473,808	2,541,599	67,791
Eurex Euro-BTP Italian Bond Futures	37	September 2026	4,980,224	5,045,664	65,440
French Government Bond Futures	38	September 2026	5,162,081	5,209,387	47,306
ICE Long Gilt Futures	53	September 2026	6,198,991	6,271,628	72,637
KFE 3 Year Treasury Bond Futures	62	September 2026	4,122,687	4,133,467	10,780
KFE 10 Year Treasury Bond Futures	25	September 2026	1,719,880	1,730,782	10,902
Montreal Exchange 10 Year Canadian Bond Futures	91	September 2026	7,705,960	7,770,851	64,891
SFE 3 Year Australian Bond Futures	62	September 2026	4,475,317	4,489,772	14,455
SFE 10 Year Australian Bond Futures	64	September 2026	4,810,094	4,866,058	55,964
TSE Japanese 10 Year Bond Futures	14	September 2026	10,999,132	11,001,445	2,313

			$ 83,611,728	$84,198,891	$587,163

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on June 30, 2026:

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 6/30/2026(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe S45	1.00	Quarterly	6/20/2031	0.5164	EUR	5,000	$127,619	$129,556	$1,937
iTraxx Europe S45	1.00	Quarterly	6/20/2031	0.5164	EUR	30,000	769,353	777,336	7,983
iTraxx Europe Crossover S45	5.00	Quarterly	6/20/2031	2.4458	EUR	10,000	1,205,062	1,266,927	61,865
CDX.NA.IG.S46	1.00	Quarterly	6/20/2031	0.5084	USD	35,000	757,529	778,957	21,428
CDX.NA.HY.S46	5.00	Quarterly	6/20/2031	3.0353	USD	14,850	1,202,128	1,220,654	18,526

							$4,061,691	$4,173,430	$111,739

OTC Swap Agreements Outstanding on June 30, 2026:

Total Return Swaps Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	7/6/2026	108,000	$20,607,471	$(12,183)	$(2,026,178)

									$(12,183)	$(2,026,178)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on June 30, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	52,338	USD	52,023	7/16/2026	SSB	$315	$-	$315
EUR	45,134	USD	46,030	7/16/2026	SSB	-	(896)	(896)
GBP	56,337	USD	57,057	7/16/2026	SSB	-	(720)	(720)
USD	42,530	HKD	42,530	7/16/2026	SSB	-	-	-
USD	42,946	SEK	43,019	7/16/2026	SSB	-	(73)	(73)
USD	43,127	EUR	42,973	7/16/2026	SSB	154	-	154
USD	43,443	JPY	42,630	7/16/2026	SSB	813	-	813
USD	44,467	AUD	44,642	7/16/2026	SSB	-	(175)	(175)
USD	44,664	GBP	44,765	7/16/2026	SSB	-	(101)	(101)
USD	45,009	ZAR	45,537	7/16/2026	SSB	-	(528)	(528)
USD	46,578	GBP	46,360	7/16/2026	SSB	218	-	218
USD	48,975	CAD	48,701	7/16/2026	SSB	274	-	274
GBP	67,309	USD	67,036	7/16/2026	SSB	273	-	273
GBP	73,320	USD	72,981	7/16/2026	SSB	339	-	339
USD	55,553	HKD	55,497	7/16/2026	SSB	56	-	56

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,867	SEK	55,512	7/16/2026	SSB	$1,355	$-	$1,355
USD	58,187	AUD	57,367	7/16/2026	SSB	820	-	820
USD	58,787	AUD	58,131	7/16/2026	SSB	656	-	656
CAD	42,140	USD	42,011	7/16/2026	SSB	129	-	129
USD	60,055	AUD	58,922	7/16/2026	SSB	1,133	-	1,133
USD	61,602	HKD	61,509	7/16/2026	SSB	93	-	93
USD	64,203	HKD	64,132	7/16/2026	SSB	71	-	71
SGD	50,905	USD	51,031	7/16/2026	SSB	-	(126)	(126)
USD	67,755	CAD	67,966	7/16/2026	SSB	-	(211)	(211)
USD	68,600	JPY	67,572	7/16/2026	SSB	1,028	-	1,028
USD	69,509	CAD	69,455	7/16/2026	SSB	54	-	54
USD	69,623	JPY	68,488	7/16/2026	SSB	1,135	-	1,135
AUD	48,401	USD	48,105	7/16/2026	SSB	296	-	296
AUD	48,926	USD	49,946	7/16/2026	SSB	-	(1,020)	(1,020)
USD	71,851	HKD	71,853	7/16/2026	SSB	-	(2)	(2)
EUR	87,278	USD	87,046	7/16/2026	SSB	232	-	232
CAD	54,394	USD	54,268	7/16/2026	SSB	126	-	126
USD	83,616	CAD	82,329	7/16/2026	SSB	1,287	-	1,287
AUD	60,111	USD	60,857	7/16/2026	SSB	-	(746)	(746)
AUD	60,163	USD	61,293	7/16/2026	SSB	-	(1,130)	(1,130)
USD	95,157	GBP	95,561	7/16/2026	SSB	-	(404)	(404)
USD	100,116	HKD	100,004	7/16/2026	SSB	112	-	112
USD	101,472	GBP	100,537	7/16/2026	SSB	935	-	935
USD	103,548	AUD	101,736	7/16/2026	SSB	1,812	-	1,812
EUR	119,043	USD	118,691	7/16/2026	SSB	352	-	352
USD	104,205	HKD	104,072	7/16/2026	SSB	133	-	133
USD	111,997	EUR	112,363	7/16/2026	SSB	-	(366)	(366)
EUR	128,318	USD	130,776	7/16/2026	SSB	-	(2,458)	(2,458)
GBP	157,978	USD	160,122	7/16/2026	SSB	-	(2,144)	(2,144)
USD	120,550	JPY	118,853	7/16/2026	SSB	1,697	-	1,697
USD	121,051	EUR	119,578	7/16/2026	SSB	1,473	-	1,473
USD	124,481	CAD	122,322	7/16/2026	SSB	2,159	-	2,159
EUR	143,149	USD	145,276	7/16/2026	SSB	-	(2,127)	(2,127)
USD	127,565	HKD	127,523	7/16/2026	SSB	42	-	42
EUR	146,698	USD	149,020	7/16/2026	SSB	-	(2,322)	(2,322)
USD	129,355	EUR	129,580	7/16/2026	SSB	-	(225)	(225)
USD	134,302	EUR	135,183	7/16/2026	SSB	-	(881)	(881)
USD	136,323	HKD	136,275	7/16/2026	SSB	48	-	48
USD	153,468	JPY	152,541	7/16/2026	SSB	927	-	927
GBP	205,322	USD	207,201	7/16/2026	SSB	-	(1,879)	(1,879)
USD	157,692	EUR	157,260	7/16/2026	SSB	432	-	432
CAD	119,241	USD	120,876	7/16/2026	SSB	-	(1,635)	(1,635)
USD	181,913	JPY	180,736	7/16/2026	SSB	1,177	-	1,177
USD	190,207	JPY	189,324	7/16/2026	SSB	883	-	883
GBP	279,902	USD	279,208	7/16/2026	SSB	694	-	694
USD	227,400	EUR	225,026	7/16/2026	SSB	2,374	-	2,374
USD	230,306	EUR	228,650	7/16/2026	SSB	1,656	-	1,656
USD	235,449	EUR	232,925	7/16/2026	SSB	2,524	-	2,524
USD	245,150	JPY	241,076	7/16/2026	SSB	4,074	-	4,074
USD	259,891	EUR	256,842	7/16/2026	SSB	3,049	-	3,049
USD	265,560	GBP	265,287	7/16/2026	SSB	273	-	273
USD	362,494	EUR	358,373	7/16/2026	SSB	4,121	-	4,121
SEK	50,365	USD	52,327	7/16/2026	SSB	-	(1,962)	(1,962)
SEK	52,623	USD	53,320	7/16/2026	SSB	-	(697)	(697)
GBP	684,721	USD	691,050	7/16/2026	SSB	-	(6,329)	(6,329)
EUR	607,539	USD	614,516	7/16/2026	SSB	-	(6,977)	(6,977)
EUR	610,913	USD	607,838	7/16/2026	SSB	3,075	-	3,075
EUR	618,519	USD	620,731	7/16/2026	SSB	-	(2,212)	(2,212)
HKD	70,247	USD	70,365	7/16/2026	SSB	-	(118)	(118)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	575,765	EUR	571,624	7/16/2026	SSB	$4,141	$-	$4,141
USD	614,048	EUR	607,140	7/16/2026	SSB	6,908	-	6,908
USD	850,643	GBP	839,009	7/16/2026	SSB	11,634	-	11,634
USD	970,378	GBP	961,590	7/16/2026	SSB	8,788	-	8,788
USD	1,073,452	KRW	1,070,450	7/16/2026	SSB	3,002	-	3,002
USD	1,079,258	JPY	1,062,864	7/16/2026	SSB	16,394	-	16,394
USD	4,230,833	EUR	4,183,200	7/16/2026	SSB	47,633	-	47,633
USD	8,541,828	EUR	8,445,660	7/16/2026	SSB	96,168	-	96,168
JPY	58,151	USD	59,225	7/16/2026	SSB	-	(1,074)	(1,074)
USD	13,633,108	GBP	13,520,291	7/16/2026	SSB	112,817	-	112,817
JPY	84,906	USD	85,475	7/16/2026	SSB	-	(569)	(569)
JPY	107,071	USD	107,578	7/16/2026	SSB	-	(507)	(507)
JPY	107,538	USD	108,198	7/16/2026	SSB	-	(660)	(660)
JPY	198,834	USD	200,579	7/16/2026	SSB	-	(1,745)	(1,745)
JPY	287,828	USD	292,313	7/16/2026	SSB	-	(4,485)	(4,485)
JPY	322,855	USD	327,802	7/16/2026	SSB	-	(4,947)	(4,947)

						$352,364	$(52,451)	$299,913

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European Derivatives Exchange.
Euronext	European New Exchange Technology.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
NSE	National Stock Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London International Offered Rate.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$–	$24,243,343	$–	$24,243,343
U.S. Treasury Obligations	–	40,047,502	–	40,047,502
Short-Term Investments	–	53,961,332	–	53,961,332

Total Investments in Securities - Assets	$–	$118,252,177	$–	$118,252,177

Financial Derivative Instruments - Assets
Futures Contracts	1,670,584	–	–	1,670,584
Swap Contract Agreements	–	111,739	–	111,739
Forward Foreign Currency Contracts	–	352,364	–	352,364

Total Financial Derivative Instruments - Assets	$1,670,584	$464,103	$–	$2,134,687

Financial Derivative Instruments - Liabilities
Futures Contracts	$(194,500)	$–	$–	$(194,500)
Swap Contract Agreements	–	(2,026,178)	–	(2,026,178)
Forward Foreign Currency Contracts	–	(52,451)	–	(52,451)

Total Financial Derivative Instruments - Liabilities	$(194,500)	$(2,078,629)	$–	$(2,273,129)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

June 30, 2026 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL TargetRisk Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,423,926,548	$118,252,177
Investments in affiliated securities, at fair value‡	87,288,474	-
Foreign currency, at fair value (Note 1)^	377,071	1,044,161
Foreign currency deposits with brokers for futures contracts and swap agreements, at fair value¤	54,770,534	3,083,114
Cash	21,031,552	2,525,842
Cash collateral held at custodian for the benefit of the broker	75,000,000	3,560,000
Cash collateral held at broker	-	1,270,315
Dividends and interest receivable	-	309,230
Deposits with broker for futures contracts and swap agreements	98,593,534	1,589,623
Receivable for fund shares sold	2,954,074	86,138
Receivable for expense reimbursement (Note 2)	-	12,546
Unrealized appreciation from forward foreign currency contracts	30,952,055	352,364
Receivable for variation margin on open futures contracts (Note 5)	-	1,343,593
Receivable for variation margin on open centrally cleared swap agreements (Note 5)	-	4,173,430
Prepaid expenses	80,571	45,459

Total assets	1,794,974,413	137,647,992

Liabilities:
Payable for investments purchased	19	48,393
Payable for fund shares redeemed	1,004,275	91,382
Payable for expense recoupment (Note 2)	243,133	-
Management and sub-advisory fees payable (Note 2)	1,901,181	105,993
Service fees payable (Note 2)	25,558	5,105
Transfer agent fees payable (Note 2)	130,180	10,684
Custody and fund accounting fees payable	1,694,110	121,159
Professional fees payable	178,850	64,694
Trustee fees payable (Note 2)	-	713
Payable for prospectus and shareholder reports	142,997	15,837
Unrealized depreciation from forward foreign currency contracts	29,462,225	52,451
Payable for variation margin from open futures contracts (Note 5)	5,694,644	-
OTC swap agreements, at fair value	-	2,038,361
Other liabilities	26,847	5,620

Total liabilities	40,504,019	2,560,392

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$1,754,470,394	$135,087,600

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

June 30, 2026 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL TargetRisk Fund
Analysis of net assets:
Paid-in-capital	$1,898,017,873	$229,835,438
Total distributable earnings (deficits)	(143,547,479)	(94,747,838)

Net assets	$1,754,470,394	$135,087,600

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	33,066,701	2,142,686

Y Class	128,331,177	8,921,913

Investor Class	1,723,491	110,937

A Class	2,899,053	189,065

C Class	1,237,753	362,971

Net assets:
R5 Class	$349,319,095	$24,760,639

Y Class	$1,345,243,323	$102,790,163

Investor Class	$17,764,116	$1,276,298

A Class	$30,004,601	$2,158,717

C Class	$12,139,259	$4,101,783

Net asset value, offering and redemption price per share:
R5 Class	$10.56	$11.56

Y Class	$10.48	$11.52

Investor Class	$10.31	$11.50

A Class	$10.35	$11.42

A Class (offering price)	$10.98	$12.12

C Class	$9.81	$11.30

† Cost of investments in unaffiliated securities	$1,424,318,068	$119,969,873
‡ Cost of investments in affiliated securities	$88,209,252	$-
¤ Cost of foreign currency deposits with broker for futures contracts	$55,652,880	$4,279,431
^ Cost of foreign currency	$386,288	$978,536

A See Note 1 in the Consolidated Notes to Financial Statements for additional information

See accompanying notes

American Beacon FundsSM

Consolidated Statements of OperationsA

For the period ended June 30, 2026 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL TargetRisk Fund
Investment income:
Interest income	$27,592,576	$3,062,960

Total investment income	27,592,576	3,062,960

Expenses:
Management and sub-advisory fees (Note 2)	11,090,827	637,510
Transfer agent fees (Note 2):
R5 Class	14,140	3,238
Y Class	648,754	54,145
Investor Class	2,193	695
A Class	574	62
C Class	435	121
Custody and fund accounting fees	479,281	124,065
Professional fees	145,314	42,186
Registration fees and expenses	63,115	37,924
Service fees (Note 2):
Investor Class	55,923	2,422
A Class	11,150	1,742
C Class	5,563	2,095
Distribution fees (Note 2):
A Class	27,549	2,709
C Class	69,766	22,240
Prospectus and shareholder report expenses	123,647	16,380
Trustee fees (Note 2)	77,168	7,705
Prime broker fees	33,008	-
Line of credit interest expense (Note 9)	3,573	371
Other expenses	1,770,385 *	39,160

Total expenses	14,622,365	994,770

Net fees waived and expenses (reimbursed) (Note 2)	(977,639)	(36,769)
Net sub-advisory fees waived (Note 2)	(47,494)	-

Net expenses	13,597,232	958,001

Net investment income	13,995,344	2,104,959

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities	(55,436)	(120,841)
Foreign currency transactions	748,583	229,043
Forward foreign currency contracts	44,929,582	404,102
Futures contracts	162,071,866	3,887,513
Swap agreements	-	6,095,811
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securities	(716,768)	(1,345,197)
Investments in affiliated securities	(920,778)	-
Foreign currency transactions	(1,471,514)	(86,821)
Forward foreign currency contracts	(9,343,346)	398,743
Futures contracts	(45,003,557)	1,403,826
Swap agreements	-	(2,018,631)

Net gain from investments	150,238,632	8,847,548

Net increase in net assets resulting from operations	$164,233,976	$10,952,507

A See Note 1 in the Consolidated Notes to Financial Statements for additional information

* Of this amount, $1,715,627 represents Recouped Expenses from prior fiscal years.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL Managed Futures Strategy Fund		AHL TargetRisk Fund
	Six Months Ended June 30, 2026	Year Ended December 31, 2025	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$13,995,344	$45,703,187	$2,104,959	$5,912,791
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	207,694,595	(70,086,265)	10,495,628	476,899
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(57,455,963)	(58,771,123)	(1,648,080)	4,780,057

Net increase (decrease) in net assets resulting from operations	164,233,976	(83,154,201)	10,952,507	11,169,747

Distributions to shareholders:
Total retained earnings:
R5 Class	—	(24,108,522)	—	(2,112,012)
Y Class	—	(90,014,980)	—	(9,169,056)
Investor Class	—	(5,015,575)	—	(111,355)
A Class	—	(1,306,504)	—	(170,423)
C Class	—	(1,198,284)	—	(356,625)

Net distributions to shareholders	—	(121,643,865)	—	(11,919,471)

Capital share transactions (Note 10):
Proceeds from sales of shares	359,765,601	945,046,536	14,838,104	72,857,346
Reinvestment of dividends and distributions	—	99,397,432	—	11,472,188
Cost of shares redeemed	(271,841,189)	(2,410,262,148)	(34,216,575)	(217,784,682)

Net increase (decrease) in net assets from capital share transactions	87,924,412	(1,365,818,180)	(19,378,471)	(133,455,148)

Net increase (decrease) in net assets	252,158,388	(1,570,616,246)	(8,425,964)	(134,204,872)

Net assets:
Beginning of period	1,502,312,006	3,072,928,252	143,513,564	277,718,436

End of period	$1,754,470,394	$1,502,312,006	$135,087,600	$143,513,564

A See Note 1 in the Consolidated Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of June 30, 2026, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This standard clarifies that a contractual restriction prohibiting the sale of an equity security is not considered part of the unit of account of the security and, therefore, is not factored into the security’s fair value measurement. The ASU also introduces new disclosure requirements for equity securities subject to such restrictions. The ASU is effective for annual periods beginning after December 15, 2024. The Fund adopted this standard during the current reporting period. As of July 31, 2026, the Funds did not hold any equity securities subject to contractual sale restrictions, and adoption of this ASU did not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the applicable Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund and AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and tax purposes.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2026	% of Total Assets of the Fund at June 30, 2026
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$256,359,747	14.28%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	30,032,243	21.82

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment,

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily, according to the following schedule:

AHL Managed Futures Strategy Fund

All Assets	0.35%

AHL TargetRisk Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL TargetRisk Fund

First $500 million	0.55%
Next $500 million	0.50%
Over $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2026 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,888,415
Sub-Advisory Fees	1.00%	8,202,412

Total	1.35%	$11,090,827

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$247,921
Sub-Advisory Fees	0.55%	389,589

Total	0.90%	$637,510

Effective May 22, 2026, the Sub-Advisor contractually agreed to waive a portion of its investment-advisory fee equal to 0.60% of the AHL Managed Futures Strategy Fund’s investment in the American Beacon AHL Trend ETF through April 30, 2027. For the period ended June 30, 2026, the Sub-Advisor waived $47,494 of its sub-advisory fee.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$625,991
AHL TargetRisk	53,735

As of June 30, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$111,892
AHL TargetRisk	8,407

Investments in Affiliated Funds

The Funds may invest in other investment companies managed by the Manager (“Affiliated Funds”). During the period ended June 30, 2026, the Funds’ investments in Affiliated Funds were as follows:

Affiliated Security	Type of Transaction	Fund	June 30, 2026 Shares/ Principal	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income		June 30, 2026 Fair Value
AHL Trend ETF	Direct	AHL Managed Futures Strategy	$3,019,934	$88,209,252	$–	$(920,778)	$–	$	N/A	$87,288,474

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2026, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through April 30, 2027, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2026 – 4/30/2026	5/1/2026 – 6/30/2026	Reimbursed Expenses	(Recouped) Expenses
AHL Managed Futures Strategy	R5	1.53%	1.54%	$223,080	$(341,296	)**	2029
AHL Managed Futures Strategy	Y	1.65%	1.65%	784,590	(1,372,413	)*	2029
AHL Managed Futures Strategy	Investor	1.94%	1.91%	24,241	(42,280	)**	2029
AHL Managed Futures Strategy	A	1.85%	1.92%	13,954	(21,984	)**	2029
AHL Managed Futures Strategy	C	2.62%	2.63%	9,690	(15,570	)**	2029
AHL TargetRisk	R5	1.04%	1.04%	33,611	–		2029
AHL TargetRisk	Y	N/A	N/A	–	–		2029
AHL TargetRisk	Investor	N/A	N/A	–	–		2029
AHL TargetRisk	A	1.44%	1.44%	3,158	(389	)**	2029
AHL TargetRisk	C	N/A	N/A	–	–		2029

*	Of this amount $1,294,497, represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statements of Operations.
**	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other Expenses on the Statement of Operations

Of the above amounts, $12,546 was disclosed as Receivable for expense reimbursement in the Statements of Assets and Liabilities at June 30, 2026 for the AHL TargetRisk Fund and $243,133 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at June 30, 2026 for the AHL Managed Futures Strategy Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2029. The Funds did not record a liability for potential contingent reimbursements due to the

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$-	$15,145	$583	2026
AHL Managed Futures Strategy	1,715,627	51,105	-	2028
AHL TargetRisk	-	12,798	34,327	2026
AHL TargetRisk	389	17,961	-	2027
AHL TargetRisk	-	46,974	-	2028

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2026, one shareholder has been identified as representing an affiliated significant ownership of approximately 8% for the AHL Managed Futures Strategy Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2026, RID collected $1,106 for AHL Managed Futures Strategy Fund from the sale of A Class Shares. There were no Class A sales charges collected for the AHL TargetRisk Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2026, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2026, CDSC fees of $21 were collected for the C Class Shares of AHL Managed Futures Strategy Fund. There were no CDSC fees collected for the C Class Shares of the AHL TargetRisk Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the Funds to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of a Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Fixed Income Investments

The Funds exposure to fixed-income instruments may include:

•

Emerging Markets Debt. The Funds may invest a significant portion of their assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

•

High-Yield Bonds. High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings and Fitch, Inc. rate them below Baa 3 and BBB-, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment.

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Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•

Inflation Index Linked Securities. Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments.

•

Investment Grade Securities. Investment grade securities that the Funds may purchase, either as part of its principal investment strategy or to implement a temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by a rating organization rating that security (such as S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch, Inc.) or comparably rated by the sub-advisor if unrated by a rating organization. The Funds, at the discretion of the sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•	U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities or debt obligations of U.S. Government- sponsored enterprises.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended June 30, 2026 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts and other investment companies of the Trust.

The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the period ended June 30, 2026, the AHL TargetRisk Fund and AHL Managed Futures Strategy Fund entered into forward foreign currency contracts primarily for investing and/or hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended June 30, 2026
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$2,193,362,647	$2,053,935,641
AHL TargetRisk	5,420,752	37,006,285

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2026, the Funds entered into futures contracts primarily for investing and/or hedging purposes.

The Funds’ average futures contracts outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2026
AHL Managed Futures Strategy	68,756
AHL TargetRisk	1,281

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. A Fund may be required to pledge collateral to secure its obligations under a swap.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

During the period ended June 30, 2026, the American Beacon: AHL Managed Futures Strategy Fund entered into credit default swaps primarily for return enhancement and hedging.

A Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each quarter end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Year Ended June 30, 2026
AHL TargetRisk..	$ 74,192,857

Total Return Swap Agreements

A Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset, which will subject the Fund to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, a Fund will receive a payment from or make a payment to the counterparty.

The Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Year Ended June 30, 2026
AHL TargetRisk	$ 16,859,267

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$30,952,055	$-	$-	$-	$30,952,055
Receivable for variation margin from open futures contracts(2)	-	22,023,877	7,615,580	1,571,413	7,721,174	$38,932,044

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(29,462,225)	$-	$-	$-	(29,462,225)
Payable for variation margin from open futures contracts(2)	-	(2,860,773)	(28,923,918)	(5,952,778)	(1,576,606)	(39,314,075)

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$44,929,582	$-	$-	$-	$44,929,582
Futures contracts	-	11,047,345	90,990,422	(15,098,169)	75,132,268	162,071,866

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(9,343,346)	$-	$-	$-	$(9,343,346)
Futures contracts	-	10,960,835	(48,599,731)	(5,824,282)	(1,540,379)	(45,003,557)

AHL TargetRisk Fund
Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$352,364	$-	$-	$-	$352,364
Receivable for variation margin from open futures contracts(2)	-	-	-	588,598	1,081,986	$1,670,584
Unrealized appreciation from swap agreements	111,739	-	-	-	-	111,739

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(52,451)	$-	$-	$-	(52,451)
Payable for variation margin from open futures contracts(2)	-	-	-	(1,435)	(193,065)	(194,500)
Unrealized depreciation from swap agreements	-	-	-	-	(2,026,178)	(2,026,178)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$404,102	$-	$-	$-	$404,102
Futures contracts	-	-	-	(926,472)	4,813,985	3,887,513
Swap agreements	170,263	-	-	-	5,925,548	6,095,811

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$398,743	$-	$-	$-	$398,743
Futures contracts	-	-	-	1,082,668	321,158	1,403,826
Swap agreements	(154,256)	-	-	-	(1,864,375)	(2,018,631)

(1) See Note 3 in the Consolidated Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2026.

AHL Managed Futures Strategy

Offsetting of Financial and Derivative Assets as of June 30, 2026:
	Assets	Liabilities
Futures Contracts(1)(2)	$38,932,044	$39,314,075
Forward Foreign Currency Contracts	$30,952,055	$29,462,225

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$69,884,099	$68,776,300

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(38,932,044)	$(39,314,074)

Total derivative assets and liabilities subject to an MNA	$30,952,055	$29,462,225

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2026:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
BNP Paribas, N.A.	$375,880	$(375,880)	$-	$-	$-
Citibank, N.A.	16,727,571	(12,799,295)	-	-	3,928,276
HSBC Bank PLC	8,607,568	(8,607,568)	-	-	-
NatWest Markets PLC	4,993,361	(4,993,361)	-	-	-
State Street Bank & Trust Co.	247,675	(67,811)	-	-	179,864

Total	$30,952,055	$(26,843,915)	$-	$-	$4,108,140

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
BNP Paribas, N.A.	$1,094,958	$(375,880)	$-	$(719,078)	$-
Citibank, N.A.	12,799,295	(12,799,295)	-	-	-
HSBC Bank PLC	8,858,220	(8,607,568)	-	(250,652)	-
NatWest Markets PLC	6,641,941	(4,993,361)	-	(1,648,580)	-
State Street Bank & Trust Co.	67,811	(67,811)	-	-	-

Total	$29,462,225	$(26,843,915)	$-	$(2,618,310)	$-

AHL TargetRisk Fund

Offsetting of Financial and Derivative Assets as of June 30, 2026:
	Assets	Liabilities
Futures Contracts(1)(2)	$1,670,584	$194,500
Swap Agreement - Centrally cleared(2)	111,739	-
Swap Agreement - OTC	-	2,026,178
Forward Foreign Currency Contracts	352,364	52,451

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,134,687	$2,273,129

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,782,323)	$(194,500)

Total derivative assets and liabilities subject to an MNA	$352,364	$2,078,629

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2026:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
State Street Bank & Trust Co.	$352,364	$(52,451)	$-	$-	$299,913

Total	$352,364	$(52,451)	$-	$-	$299,913

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
JPMorgan Chase Bank, N.A.	$2,026,178	$-	$-	$(2,026,178)	$-
State Street Bank & Trust Co.	52,451	(52,451)	-	-	-

Total	$2,078,629	$(52,451)	$-	$(2,026,178)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The Funds’ investments in commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Funds and the Subsidiaries each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Funds and the Subsidiaries may be more susceptible to risks associated with those sectors. Funds’ investments in commodity-related instruments may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Funds and, consequently, a shareholder’s interest in the Funds.

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that the Fund engages in trading in OTC markets, a Fund could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds? shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds? investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds? investments, leading to significant loss of value.Ł

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Derivatives

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may at times be illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. A Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue their investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy

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used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose its entire investment.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

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A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of

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liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

The Funds are subject to the risk of market timing activities by investors due to the Funds’ investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Funds trade foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Funds’ calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. Frequent trading by Funds shareholders poses risks to other shareholders

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in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Quantitative Strategy Risk

The success of the Funds’ investment strategy may depend in part on the effectiveness of the sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Funds. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

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Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A

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governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Subsidiaries Risk

There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Act, and are not subject to all the investor protections of the Act. However, each Fund wholly owns and controls its respective Subsidiary, and each Fund and its respective Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that a Subsidiary will take action contrary to the interests of respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiaries, and each Fund’s role as sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or Subsidiaries to operate as described in the Prospectus and could negatively affect the Funds and their respective shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Funds’ ability to use its respective Subsidiary to pursue its investment strategies.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Swaptions Risk

Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Advisor fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called “rolling,” and the Fund may incur costs to “roll” swaption contracts.

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986,

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as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy and AHL TargetRisk Funds invest is not considered qualifying income. These Funds will therefore restrict their income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of their gross income for each taxable year. Each of these Fund’s investment in its Subsidiary is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Funds may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of a Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Funds make.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

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The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2026, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$1,517,203,346	$82,825,893	$(40,717,212)	$42,108,681
AHL TargetRisk	118,477,581	3,355,632	(3,544,433)	(188,801)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2025, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
AHL Managed Futures Strategy	$146,110,662	$194,805,665
AHL TargetRisk	54,713,804	55,217,457

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$88,209,252	$-	$-	$-
AHL TargetRisk . . .	15,913,578	19,484,665	18,576,034	19,491,516

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2026, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	7,141,819	$73,225,944	13,850,533	$131,658,171
Reinvestment of dividends	-	-	709,654	6,770,098
Shares redeemed	(3,711,767)	(38,225,217)	(41,859,922)	(382,343,289)

Net increase (decrease) in shares outstanding	3,430,052	$35,000,727	(27,299,735)	$(243,915,020)

	Y Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	25,902,787	$264,894,023	75,397,813	$707,954,104
Reinvestment of dividends	-	-	9,005,049	85,277,810
Shares redeemed	(16,298,023)	(166,770,954)	(197,410,647)	(1,840,331,399)

Net increase (decrease) in shares outstanding	9,604,764	$98,123,069	(113,007,785)	$(1,047,099,485)

	Investor Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	311,109	$3,094,494	9,705,673	$90,501,515
Reinvestment of dividends	-	-	535,029	4,991,825
Shares redeemed	(5,581,927)	(55,777,203)	(10,175,333)	(92,442,458)

Net increase (decrease) in shares outstanding	(5,270,818)	$(52,682,709)	65,369	$3,050,882

	A Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	1,762,972	$17,898,316	1,487,746	$13,843,212
Reinvestment of dividends	-	-	129,582	1,212,891
Shares redeemed	(590,884)	(6,008,350)	(8,824,955)	(83,374,574)

Net increase (decrease) in shares outstanding	1,172,088	$11,889,966	(7,207,627)	$(68,318,471)

American Beacon FundsSM

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

	C Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	68,279	$652,824	121,719	$1,089,534
Reinvestment of dividends	-	-	128,485	1,144,808
Shares redeemed	(526,785)	(5,059,465)	(1,333,017)	(11,770,428)

Net (decrease) in shares outstanding	(458,506)	$(4,406,641)	(1,082,813)	$(9,536,086)

	R5 Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	630,859	$7,183,649	1,144,253	$12,463,380
Reinvestment of dividends	-	-	165,279	1,760,453
Shares redeemed	(816,575)	(9,165,725)	(1,189,131)	(12,893,483)

Net increase (decrease) in shares outstanding	(185,716)	$(1,982,076)	120,401	$1,330,350

	Y Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	632,827	$7,189,361	5,279,027	$56,582,583
Reinvestment of dividends	-	-	852,986	9,076,990
Shares redeemed	(2,045,142)	(23,160,900)	(18,225,555)	(195,531,422)

Net (decrease) in shares outstanding	(1,412,315)	$(15,971,539)	(12,093,542)	$(129,871,849)

	Investor Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	4,489	$51,492	218,791	$2,363,713
Reinvestment of dividends	-	-	10,320	109,923
Shares redeemed	(33,331)	(377,577)	(467,631)	(4,977,957)

Net (decrease) in shares outstanding	(28,842)	$(326,085)	(238,520)	$(2,504,321)

	A Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	36,653	$411,802	121,681	$1,290,832
Reinvestment of dividends	-	-	15,970	168,512
Shares redeemed	(44,747)	(502,606)	(181,641)	(1,953,020)

Net (decrease) in shares outstanding	(8,094)	$(90,804)	(43,990)	$(493,676)

	C Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	162	$1,800	14,328	$156,838
Reinvestment of dividends	-	-	33,961	356,310
Shares redeemed	(90,369)	(1,009,767)	(228,160)	(2,428,800)

Net (decrease) in shares outstanding	(90,207)	$(1,007,967)	(179,871)	$(1,915,652)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$9.53		$10.06		$9.91	$10.42	$10.49	$10.72

Income (loss) from investment operations:
Net investment income (loss)	0.09	A	0.20	A	0.12	0.43	0.41	(0.18)
Net gains (losses) on investments (both realized and unrealized)	0.94		0.06		0.09	(0.83)	1.36	0.74

Total income (loss) from investment operations	1.03		0.26		0.21	(0.40)	1.77	0.56

Less distributions:
Dividends from net investment income	-		(0.79)		(0.06)	(0.11)	(0.52)	(0.47)
Distributions from net realized gains	-		-		-	-	(1.32)	(0.32)

Total distributions	-		(0.79)		(0.06)	(0.11)	(1.84)	(0.79)

Net asset value, end of period	$10.56		$9.53		$10.06	$9.91	$10.42	$10.49

Total returnB	10.81	%C	2.54%		2.07%	(3.85)%	16.93%	5.12%

Ratios and supplemental data:
Net assets, end of period	$349,319,095		$282,443,537		$572,740,617	$735,326,328	$693,916,735	$473,334,156

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.68	%D	1.79%		1.53%	1.51%	1.49%	1.55%
Expenses, net of reimbursements and/or recoupments	1.54	%D	1.69	%E	1.53%	1.51%	1.48%	1.54%
Net investment income (loss), before expense reimbursements and/or recoupments	1.66	%D	2.04%		3.30%	3.15%	0.08%	(1.58)%
Net investment income (loss), net of reimbursements and/ or recoupments	1.80	%D	2.14%		3.30%	3.15%	0.09%	(1.57)%
Portfolio turnover rateF	-	%C	-%		-%	-%	-%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$9.46		$10.00		$9.85	$10.36	$10.43		$10.67

Income (loss) from investment operations:
Net investment income (loss)	0.09	A	0.19	A	0.35	0.23	0.40		(0.17)
Net gains (losses) on investments (both realized and unrealized)	0.93		0.05		(0.15)	(0.64)	1.36		0.72

Total income (loss) from investment operations	1.02		0.24		0.20	(0.41)	1.76		0.55

Less distributions:
Dividends from net investment income	-		(0.78)		(0.05)	(0.10)	(0.51)		(0.47)
Distributions from net realized gains	-		-		-	-	(1.32)		(0.32)

Total distributions	-		(0.78)		(0.05)	(0.10)	(1.83)		(0.79)

Net asset value, end of period	$10.48		$9.46		$10.00	$9.85	$10.36		$10.43

Total returnB	10.78	%C	2.42%		1.99%	(3.99)%	16.95%		5.04%

Ratios and supplemental data:
Net assets, end of period	$1,345,243,323		$1,123,435,274		$2,317,399,884	$2,239,856,084	$2,650,349,111		$1,608,801,856

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.77	%D	1.89%		1.63%	1.60%	1.56%		1.54%
Expenses, net of reimbursements and/or recoupments	1.65	%D	1.81	%E	1.63%	1.60%	1.55%		1.53%
Net investment income (loss), before expense reimbursements and/or recoupments	1.57	%D	1.95%		3.17%	3.03%	0.00	%F	(1.48)%
Net investment income (loss), net of reimbursements and/ or recoupments	1.69	%D	2.03%		3.17%	3.03%	0.01%		(1.47)%
Portfolio turnover rateG	-	%C	-%		-%	-%	-%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
F	Amount rounds to less than 0.005%.
G

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$9.32		$9.86		$9.72	$10.21	$10.32	$10.56

Income (loss) from investment operations:
Net investment income (loss)	0.07	A	0.16	A	0.65	0.27	(0.02)	(0.17)
Net gains (losses) on investments (both realized and unrealized)	0.92		0.05		(0.48)	(0.70)	1.72	0.67

Total income (loss) from investment operations	0.99		0.21		0.17	(0.43)	1.70	0.50

Less distributions:
Dividends from net investment income	-		(0.75)		(0.03)	(0.06)	(0.49)	(0.42)
Distributions from net realized gains	-		-		-	-	(1.32)	(0.32)

Total distributions	-		(0.75)		(0.03)	(0.06)	(1.81)	(0.74)

Net asset value, end of period	$10.31		$9.32		$9.86	$9.72	$10.21	$10.32

Total returnB	10.62	%C	2.15%		1.74%	(4.20)%	16.47%	4.69%

Ratios and supplemental data:
Net assets, end of period	$17,764,116		$65,188,954		$68,313,579	$44,699,687	$66,007,099	$37,408,089

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.10	%D	2.15%		1.91%	1.86%	1.84%	1.93%
Expenses, net of reimbursements and/or recoupments	1.94	%D G	2.10	%E	1.91%	1.86%	1.83%	1.92%
Net investment income (loss), before expense reimbursements and/or recoupments	1.26	%D	1.68%		2.87%	2.74%	(0.20)%	(2.84)%
Net investment income (loss), net of reimbursements and/ or recoupments	1.42	%D	1.73%		2.87%	2.74%	(0.19)%	(2.83)%
Portfolio turnover rateF	-	%C	-%		-%	-%	-%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2026.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$9.35		$9.88		$9.73	$10.19	$10.32	$10.56

Income (loss) from investment operations:
Net investment income (loss)	0.07	A	0.17	A	0.29	0.27	1.04	(0.16)
Net gains (losses) on investments (both realized and unrealized)	0.93		0.04		(0.12)	(0.70)	0.66	0.68

Total income (loss) from investment operations	1.00		0.21		0.17	(0.43)	1.70	0.52

Less distributions:
Dividends from net investment income	-		(0.74)		(0.02)	(0.03)	(0.51)	(0.44)
Distributions from net realized gains	-		-		-	-	(1.32)	(0.32)

Total distributions	-		(0.74)		(0.02)	(0.03)	(1.83)	(0.76)

Net asset value, end of period	$10.35		$9.35		$9.88	$9.73	$10.19	$10.32

Total returnB	10.70	%C	2.07%		1.71%	(4.21)%	16.53%	4.88%

Ratios and supplemental data:
Net assets, end of period	$30,004,601		$16,154,113		$88,263,305	$89,278,134	$195,971,375	$9,680,124

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.02	%D	2.16%		1.92%	1.89%	1.80%	1.82%
Expenses, net of reimbursements and/or recoupments	1.89	%D G	2.03	%E	1.92%	1.89%	1.79%	1.81%
Net investment income (loss), before expense reimbursements and/or recoupments	1.32	%D	1.68%		2.89%	2.70%	0.45%	(1.44)%
Net investment income (loss), net of reimbursements and/or recoupments	1.45	%D	1.81%		2.89%	2.70%	0.46%	(1.43)%
Portfolio turnover rateF	-	%C	-%		-%	-%	-%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2026.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$8.90		$9.43		$9.34	$9.81	$10.00	$10.27

Income (loss) from investment operations:
Net investment income (loss)	0.03	A	0.09	A	0.10	0.16	(0.09)	(0.33)
Net gains (losses) on investments (both realized and unrealized)	0.88		0.05		(0.01)	(0.63)	1.66	0.75

Total income (loss) from investment operations	0.91		0.14		0.09	(0.47)	1.57	0.42

Less distributions:
Dividends from net investment income	-		(0.67)		-	-	(0.44)	(0.37)
Distributions from net realized gains	-		-		-	-	(1.32)	(0.32)

Total distributions	-		(0.67)		-	-	(1.76)	(0.69)

Net asset value, end of period	$9.81		$8.90		$9.43	$9.34	$9.81	$10.00

Total returnB	10.22	%C	1.51%		0.96%	(4.79)%	15.71%	4.01%

Ratios and supplemental data:
Net assets, end of period	$12,139,259		$15,090,128		$26,210,867	$31,340,562	$34,906,077	$15,052,491

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.77	%D	2.87%		2.59%	2.55%	2.53%	2.55%
Expenses, net of reimbursements and/or recoupments	2.63	%D	2.78	%E	2.59%	2.55%	2.52%	2.54%
Net investment income (loss), before expense reimbursements and/or recoupments	0.57	%D	0.95%		2.22%	2.09%	(0.82)%	(3.06)%
Net investment income (loss), net of reimbursements and/or recoupments	0.71	%D	1.04%		2.22%	2.09%	(0.81)%	(3.05)%
Portfolio turnover rateF	-	%C	-%		-%	-%	-%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on August 25, 2025.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024	2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$10.69		$10.73		$10.55	$9.64		$12.17		$12.75

Income (loss) from investment operations:
Net investment income	0.19	A	0.30	A	0.12	0.33	A	0.13	A	0.21
Net gains (losses) on investments (both realized and unrealized)	0.68		0.61		0.63	1.01		(2.12)		1.53

Total income (loss) from investment operations	0.87		0.91		0.75	1.34		(1.99)		1.74

Less distributions:
Dividends from net investment income	-		(0.95)		(0.57)	(0.43)		(0.36)		(0.97)
Distributions from net realized gains	-		-		-	-		(0.18)		(1.35)

Total distributions	-		(0.95)		(0.57)	(0.43)		(0.54)		(2.32)

Net asset value, end of period	$11.56		$10.69		$10.73	$10.55		$9.64		$12.17

Total returnB	8.14	%C	8.54%		7.13%	13.92%		(16.42)%		13.69%

Ratios and supplemental data:
Net assets, end of period	$24,760,639		$24,879,915		$23,702,057	$24,839,297		$69,246,839		$116,339,052

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31	%D	1.21%		1.11%	1.12%		1.08%		1.05%
Expenses, net of reimbursements and/or recoupments	1.04	%D	1.05	%E	1.04%	1.05	%F	1.05	%F	1.04%
Net investment income, before expense reimbursements and/or recoupments	3.05	%D	2.62%		3.33%	3.21%		1.14%		0.62%
Net investment income, net of reimbursements and/or recoupments	3.32	%D	2.78%		3.40%	3.28%		1.17%		0.63%
Portfolio turnover rate	52	%C	313%		138%	135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.04% for the period ended December 31, 2025.
F

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.04% and 1.04% for the year ended December 31, 2023 and year ended December 31, 2022, respectively.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024	2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$10.67		$10.73		$10.55	$9.64		$12.16		$12.74

Income (loss) from investment operations:
Net investment income	0.16	A	0.28	A	0.43	0.33	A	0.11	A	0.28
Net gains (losses) on investments (both realized and unrealized)	0.69		0.59		0.31	0.99		(2.11)		1.46

Total income (loss) from investment operations	0.85		0.87		0.74	1.32		(2.00)		1.74

Less distributions:
Dividends from net investment income	-		(0.93)		(0.56)	(0.41)		(0.34)		(0.97)
Distributions from net realized gains	-		-		-	-		(0.18)		(1.35)

Total distributions	-		(0.93)		(0.56)	(0.41)		(0.52)		(2.32)

Net asset value, end of period	$11.52		$10.67		$10.73	$10.55		$9.64		$12.16

Total returnB	7.97	%C	8.18%		7.00%	13.77%		(16.45)%		13.66%

Ratios and supplemental data:
Net assets, end of period	$102,790,163		$110,287,851		$240,697,355	$230,217,307		$340,103,816		$756,225,072

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38	%D	1.28%		1.19%	1.17%		1.11%		1.07%
Expenses, net of reimbursements and/or recoupments	1.38	%D	1.28%		1.19%	1.16%		1.10%		1.07%
Net investment income, before expense reimbursements and/or recoupments	2.94	%D	2.57%		3.26%	3.25%		1.03%		0.58%
Net investment income, net of reimbursements and/or recoupments	2.94	%D	2.57%		3.26%	3.26%		1.04%		0.58%
Portfolio turnover rate	52	%C	313%		138%	135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024		2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$10.68		$10.71		$10.52		$9.61		$12.11		$12.70

Income (loss) from investment operations:
Net investment income	0.14	A	0.24	A	0.32	A	0.30	A	0.09	A	0.21
Net gains (losses) on investments (both realized and unrealized)	0.68		0.58		0.38		0.99		(2.10)		1.47

Total income (loss) from investment operations	0.82		0.82		0.70		1.29		(2.01)		1.68

Less distributions:
Dividends from net investment income	-		(0.85)		(0.51)		(0.38)		(0.31)		(0.92)
Distributions from net realized gains	-		-		-		-		(0.18)		(1.35)

Total distributions	-		(0.85)		(0.51)		(0.38)		(0.49)		(2.27)

Net asset value, end of period	$11.50		$10.68		$10.71		$10.52		$9.61		$12.11

Total returnB	7.68	%C	7.73%		6.71%		13.48%		(16.65)%		13.24%

Ratios and supplemental data:
Net assets, end of period	$1,276,298		$1,492,504		$4,050,432		$7,227,795		$11,271,945		$18,344,072

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.76	%D	1.62%		1.53%		1.41%		1.41%		1.42%
Expenses, net of reimbursements and/or recoupments	1.76	%D	1.62%		1.53%		1.41%		1.41%		1.42%
Net investment income, before expense reimbursements and/or recoupments	2.50	%D	2.25%		2.88%		2.96%		0.80%		0.29%
Net investment income, net of reimbursements and/or recoupments	2.50	%D	2.25%		2.88%		2.96%		0.80%		0.29%
Portfolio turnover rate	52	%C	313%		138%		135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024		2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$10.58		$10.65		$10.48		$9.58		$12.08		$12.68

Income (loss) from investment operations:
Net investment income	0.16	A	0.25	A	0.19		0.29	A	0.10	A	0.25
Net gains (losses) on investments (both realized and unrealized)	0.68		0.60		0.50		0.98		(2.10)		1.45

Total income (loss) from investment operations	0.84		0.85		0.69		1.27		(2.00)		1.70

Less distributions:
Dividends from net investment income	-		(0.92)		(0.52)		(0.37)		(0.32)		(0.95)
Distributions from net realized gains	-		-		-		-		(0.18)		(1.35)

Total distributions	-		(0.92)		(0.52)		(0.37)		(0.50)		(2.30)

Net asset value, end of period	$11.42		$10.58		$10.65		$10.48		$9.58		$12.08

Total returnB	7.94	%C	8.04%		6.63%		13.25%		(16.56)%		13.38%

Ratios and supplemental data:
Net assets, end of period	$2,158,717		$2,085,924		$2,568,834		$2,745,472		$3,656,374		$5,381,597

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.73	%D	1.68%		1.61%		1.58%		1.33%		1.30%
Expenses, net of reimbursements and/or recoupments	1.44	%D	1.45	%E	1.51	%F	1.57%		1.32%		1.30%
Net investment income, before expense reimbursements and/or recoupments	2.61	%D	2.13%		2.82%		2.84%		0.89%		1.06%
Net investment income, net of reimbursements and/or recoupments	2.90	%D	2.36%		2.92%		2.85%		0.90%		1.06%
Portfolio turnover rate	52	%C	313%		138%		135%		277%		195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.44% for the period ended December 31, 2025.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2024.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$10.52		$10.58	$10.39	$9.49	$11.92	$12.55

Income (loss) from investment operations:
Net investment income (loss)A	0.10		0.16	0.25	0.23	0.01	(0.02)
Net gains (losses) on investments (both realized and unrealized)	0.68		0.59	0.36	0.96	(2.06)	1.59

Total income (loss) from investment operations	0.78		0.75	0.61	1.19	(2.05)	1.57

Less distributions:
Dividends from net investment income	-		(0.81)	(0.42)	(0.29)	(0.20)	(0.85)
Distributions from net realized gains	-		-	-	-	(0.18)	(1.35)

Total distributions	-		(0.81)	(0.42)	(0.29)	(0.38)	(2.20)

Net asset value, end of period	$11.30		$10.52	$10.58	$10.39	$9.49	$11.92

Total returnB	7.41	%C	7.13%	5.91%	12.59%	(17.19)%	12.51%

Ratios and supplemental data:
Net assets, end of period	$4,101,783		$4,767,370	$6,699,758	$8,944,023	$11,650,636	$20,623,659

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.38	%D	2.29%	2.19%	2.15%	2.10%	2.06%
Expenses, net of reimbursements and/or recoupments	2.38	%D	2.29%	2.19%	2.14%	2.09%	2.06%
Net investment income (loss), before expense reimbursements and/or recoupments	1.87	%D	1.54%	2.28%	2.26%	0.09%	(0.15)%
Net investment income (loss), net of reimbursements and/ or recoupments	1.87	%D	1.54%	2.28%	2.27%	0.10%	(0.15)%
Portfolio turnover rate	52	%C	313%	138%	135%	277%	195%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

June 30, 2026 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund for the period from January 1, 2026 to June 30, 2026, is accurate and complete.

Aaron Cooper, Assistant Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Managed Futures Strategy Fund, and

American Beacon AHL TargetRisk Fund

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund are service marks of American Beacon Advisors, Inc.

SAR 06/26

Semi-Annual Financial Statements

June 30, 2026

Man Large Cap Growth Fund
Man Large Cap Value Fund

Man 0626

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2026

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.4%

Communication Services - 12.7%

Entertainment - 1.9%
Netflix, Inc.A	32,940	$2,351,916
Roku, Inc.A	13,600	1,878,704

		4,230,620

Interactive Media & Services - 10.8%
Alphabet, Inc., Class A	50,450	18,029,317
Meta Platforms, Inc., Class A	9,880	5,565,305

		23,594,622

Total Communication Services		27,825,242

Consumer Discretionary - 4.6%

Broadline Retail - 3.4%
Amazon.com, Inc.A	31,570	7,524,394

Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc.	14,250	2,539,920

Total Consumer Discretionary		10,064,314

Consumer Staples - 1.6%

Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	2,750	2,572,542
Sprouts Farmers Market, Inc.A	12,000	1,014,960

		3,587,502

Total Consumer Staples		3,587,502

Financials - 5.1%

Capital Markets - 1.9%
Ameriprise Financial, Inc.	3,560	1,633,185
Charles Schwab Corp.	27,900	2,574,333

		4,207,518

Financial Services - 3.0%
Mastercard, Inc., Class A	13,090	6,723,024

Insurance - 0.2%
Progressive Corp.	1,900	415,055

Total Financials		11,345,597

Health Care - 8.8%

Biotechnology - 4.6%
AbbVie, Inc.	17,900	4,504,356
Exelixis, Inc.A	26,700	1,452,747
Gilead Sciences, Inc.	8,500	1,073,890
Natera, Inc.A	2,800	760,060
Neurocrine Biosciences, Inc.A	8,300	1,398,840
Regeneron Pharmaceuticals, Inc.	1,420	885,427

		10,075,320

Health Care Equipment & Supplies - 0.2%
Insulet Corp.A	2,700	411,075

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	7,900	1,876,724
McKesson Corp.	2,550	1,926,780

		3,803,504

See accompanying notes

1

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.4% (continued)

Health Care - 8.8% (continued)

Health Care Technology - 0.9%
Veeva Systems, Inc., Class AA	10,900	$1,934,423

Pharmaceuticals - 1.4%
Eli Lilly & Co.	570	683,675
Merck & Co., Inc.	13,900	1,786,150
Zoetis, Inc.	8,400	603,624

		3,073,449

Total Health Care		19,297,771

Industrials - 6.5%

Aerospace & Defense - 1.2%
HEICO Corp., Class A	5,700	1,470,087
Rocket Lab Corp.A	11,600	1,179,140

		2,649,227

Building Products - 1.3%
Trane Technologies PLC	5,590	2,745,584

Commercial Services & Supplies - 1.0%
Cintas Corp.	12,400	2,108,992

Construction & Engineering - 1.2%
EMCOR Group, Inc.	3,210	2,663,915

Electrical Equipment - 0.5%
nVent Electric PLC	6,600	1,119,443

Ground Transportation - 1.3%
Lyft, Inc., Class AA	25,700	375,477
Uber Technologies, Inc.A	35,300	2,547,248

		2,922,725

Total Industrials		14,209,886

Information Technology - 55.4%

Communications Equipment - 2.5%
Arista Networks, Inc.A	26,840	4,559,579
Ciena Corp.A	2,240	1,098,860

		5,658,439

Electronic Equipment, Instruments & Components - 3.2%
Advanced Energy Industries, Inc.	3,310	1,234,200
Amphenol Corp., Class A	20,200	3,561,665
Jabil, Inc.	2,870	1,103,009
Keysight Technologies, Inc.A	3,150	1,102,728

		7,001,602

IT Services - 1.6%
GoDaddy, Inc., Class AA	10,800	916,704
MongoDB, Inc.A	1,470	493,777
Twilio, Inc., Class AA	10,100	2,083,933

		3,494,414

Semiconductors & Semiconductor Equipment - 24.8%
Advanced Micro Devices, Inc.A	14,620	8,492,904
Applied Materials, Inc.	9,750	7,049,250
Astera Labs, Inc.A	5,520	2,666,270
Broadcom, Inc.	12,920	4,880,530

See accompanying notes

2

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.4% (continued)

Information Technology - 55.4% (continued)

Semiconductors & Semiconductor Equipment - 24.8% (continued)
Lam Research Corp.	7,220	$3,128,643
Marvell Technology, Inc.	11,470	3,416,798
Micron Technology, Inc.	1,851	2,136,591
NVIDIA Corp.	64,400	12,885,796
Onto Innovation, Inc.A	10,700	4,049,415
QUALCOMM, Inc.	8,900	1,644,631
Teradyne, Inc.	8,600	4,161,024

		54,511,852

Software - 15.9%
Adobe, Inc.A	9,200	1,886,184
Atlassian Corp., Class AA	15,800	1,229,082
Autodesk, Inc.A	7,500	1,458,150
Cadence Design Systems, Inc.A	7,380	2,769,862
Dynatrace, Inc.A	35,500	1,558,805
Fortinet, Inc.A	46,200	7,097,244
HubSpot, Inc.A	6,370	1,162,589
Intuit, Inc.	7,980	2,082,780
Manhattan Associates, Inc.A	6,000	835,500
Microsoft Corp.	27,890	10,403,528
Nutanix, Inc., Class AA	31,619	1,611,304
Salesforce, Inc.	9,490	1,486,703
ServiceNow, Inc.A	8,285	822,535
Workday, Inc., Class AA	3,800	465,196

		34,869,462

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	35,310	10,217,301
Everpure, Inc., Class AA	31,100	2,450,369
NetApp, Inc.	15,737	2,435,458
Sandisk Corp.A	501	1,139,139

		16,242,267

Total Information Technology		121,778,036

Materials - 0.6%

Metals & Mining - 0.6%
Hecla Mining Co.	80,900	1,248,287

Utilities - 1.1%

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	14,800	2,347,724

Total Common Stocks (Cost $130,157,495)		211,704,359

RIGHTS - 0.0% (Cost $4,590)

Health Care - 0.0%
ABIOMED, Inc.A B C	4,500	0

SHORT-TERM INVESTMENTS - 2.7% (Cost $5,981,393)

Investment Companies - 2.7%
American Beacon U.S. Government Money Market Select Fund, 3.55%D E	5,981,393	5,981,393

TOTAL INVESTMENTS - 99.1% (Cost $136,143,478)		217,685,752
OTHER ASSETS, NET OF LIABILITIES - 0.9%		1,924,881

TOTAL NET ASSETS - 100.0%		$219,610,633

Percentages are stated as a percent of net assets.

A Non-income producing security.

See accompanying notes

3

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

C Value was determined using significant unobservable inputs.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on June 30, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	15	September 2026	$5,504,782	$5,661,188	$156,406

			$5,504,782	$5,661,188	$156,406

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

Man Large Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$211,704,359	$–	$–		$211,704,359
Rights	–	–	0	(1)	0	(1)
Short-Term Investments	5,981,393	–	–		5,981,393

Total Investments in Securities - Assets	$217,685,752	$–	$0	(1)	$217,685,752

Financial Derivative Instruments - Assets
Futures Contracts	$156,406	$–	$–		$156,406

Total Financial Derivative Instruments - Assets	$156,406	$–	$–		$156,406

(1) Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2026, there were no material transfers into or out of Level 3.

See accompanying notes

4

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.3%

Communication Services - 5.0%

Interactive Media & Services - 3.8%
Alphabet, Inc., Class A	23,800	$8,505,406
Match Group, Inc.	34,700	1,320,335

		9,825,741

Media - 1.2%
Fox Corp., Class B	36,200	1,695,608
New York Times Co., Class A	19,900	1,392,602

		3,088,210

Total Communication Services		12,913,951

Consumer Discretionary - 5.0%

Automobile Components - 2.0%
BorgWarner, Inc.	51,100	3,393,040
Lear Corp.	12,500	1,675,750

		5,068,790

Broadline Retail - 2.3%
eBay, Inc.	54,100	6,045,675

Household Durables - 0.7%
NVR, Inc.A	259	1,764,671

Total Consumer Discretionary		12,879,136

Consumer Staples - 0.7%

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	3,300	630,036

Food Products - 0.5%
Ingredion, Inc.	13,000	1,231,230

Total Consumer Staples		1,861,266

Energy - 2.4%

Energy Equipment & Services - 0.5%
SLB Ltd.	26,100	1,213,389

Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp.A	36,400	1,279,096
EOG Resources, Inc.	9,900	1,284,327
Expand Energy Corp.	26,700	2,434,773

		4,998,196

Total Energy		6,211,585

Financials - 22.8%

Banks - 3.8%
Citigroup, Inc.	27,400	3,834,904
Citizens Financial Group, Inc.	84,100	5,892,887

		9,727,791

Capital Markets - 3.0%
Charles Schwab Corp.	27,400	2,528,198
FactSet Research Systems, Inc.	3,340	768,467
Northern Trust Corp.	17,600	3,059,584
SEI Investments Co.	14,500	1,271,795

		7,628,044

See accompanying notes

5

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.3% (continued)

Financials - 22.8% (continued)

Consumer Finance - 3.7%
Ally Financial, Inc.	94,300	$4,333,085
Capital One Financial Corp.	26,000	5,216,120

		9,549,205

Financial Services - 2.1%
Berkshire Hathaway, Inc., Class BA	4,560	2,281,778
PayPal Holdings, Inc.	34,100	1,472,438
Voya Financial, Inc.	19,100	1,729,123

		5,483,339

Insurance - 10.2%
Allstate Corp.	14,590	3,471,545
American Financial Group, Inc.	9,500	1,329,430
American International Group, Inc.	11,100	827,283
Arch Capital Group Ltd.A	31,700	3,076,802
Assurant, Inc.	4,000	1,074,120
Axis Capital Holdings Ltd.	4,400	472,736
Everest Group Ltd.	6,340	2,264,838
Hartford Insurance Group, Inc.	22,300	2,955,196
MetLife, Inc.	62,100	5,254,281
Principal Financial Group, Inc.	12,500	1,347,250
Progressive Corp.	13,400	2,927,230
Reinsurance Group of America, Inc.	6,700	1,424,755

		26,425,466

Total Financials		58,813,845

Health Care - 19.6%

Biotechnology - 7.4%
Biogen, Inc.A	12,400	2,679,144
BioMarin Pharmaceutical, Inc.A	19,200	1,098,624
Exelixis, Inc.A	61,500	3,346,215
Gilead Sciences, Inc.	47,700	6,026,418
Incyte Corp.A	33,100	3,752,216
Regeneron Pharmaceuticals, Inc.	3,330	2,076,388

		18,979,005

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.A	17,800	759,704

Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	17,100	4,062,276
Cigna Group	3,320	915,258
Humana, Inc.	880	349,553
McKesson Corp.	2,610	1,972,116

		7,299,203

Health Care Technology - 0.2%
Veeva Systems, Inc., Class AA	2,800	496,916

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	8,503	1,129,454

Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	77,200	4,448,264
Jazz Pharmaceuticals PLCA	8,900	2,144,633
Johnson & Johnson	31,000	7,873,070

See accompanying notes

6

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.3% (continued)

Health Care - 19.6% (continued)

Pharmaceuticals - 8.4% (continued)
Merck & Co., Inc.	41,300	$5,307,050
Pfizer, Inc.	71,100	1,712,088
Zoetis, Inc.	3,100	222,766

		21,707,871

Total Health Care		50,372,153

Industrials - 13.1%

Aerospace & Defense - 4.4%
Curtiss-Wright Corp.	3,240	2,455,142
General Dynamics Corp.	8,320	2,947,277
Honeywell Aerospace, Inc.A	1,100	243,188
L3Harris Technologies, Inc.	6,000	1,743,540
Leonardo DRS, Inc.	24,100	1,028,347
RTX Corp.	7,100	1,347,083
Textron, Inc.	17,700	1,623,621

		11,388,198

Building Products - 1.1%
A.O. Smith Corp.	22,000	1,379,840
Owens Corning	8,500	1,351,160

		2,731,000

Commercial Services & Supplies - 0.7%
Republic Services, Inc.	8,600	1,832,488

Electrical Equipment - 0.9%
Generac Holdings, Inc.A	7,800	2,283,918

Ground Transportation - 0.6%
Landstar System, Inc.	7,600	1,571,756

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	1,100	246,290

Machinery - 4.6%
Allison Transmission Holdings, Inc.	2,400	270,576
Cummins, Inc.	9,370	6,682,778
Graco, Inc.	21,100	1,595,371
Oshkosh Corp.	11,000	1,688,280
Toro Co.	16,200	1,578,204

		11,815,209

Professional Services - 0.7%
Broadridge Financial Solutions, Inc.	3,800	520,420
Jacobs Solutions, Inc.	6,000	756,000
Leidos Holdings, Inc.	4,700	483,958

		1,760,378

Total Industrials		33,629,237

Information Technology - 21.1%

Communications Equipment - 3.6%
Cisco Systems, Inc.	74,400	8,739,024
Motorola Solutions, Inc.	1,410	585,559

		9,324,583

See accompanying notes

7

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.3% (continued)

Information Technology - 21.1% (continued)

Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc.A	10,700	$2,283,487
Keysight Technologies, Inc.A	10,910	3,819,264
Littelfuse, Inc.	3,200	1,457,056

		7,559,807

IT Services - 1.2%
Accenture PLC, Class A	9,090	1,131,160
Amdocs Ltd.	14,900	753,046
Twilio, Inc., Class AA	5,483	1,131,307

		3,015,513

Semiconductors & Semiconductor Equipment - 9.7%
Advanced Micro Devices, Inc.A	12,610	7,325,275
Analog Devices, Inc.	4,100	1,628,397
Applied Materials, Inc.	1,740	1,258,020
Cirrus Logic, Inc.A	9,100	1,351,623
Onto Innovation, Inc.A	6,800	2,573,460
Qorvo, Inc.A	5,800	540,966
QUALCOMM, Inc.	16,100	2,975,119
Skyworks Solutions, Inc.	14,400	976,320
Teradyne, Inc.	12,950	6,265,728

		24,894,908

Software - 3.7%
Adobe, Inc.A	9,000	1,845,180
HubSpot, Inc.A	8,000	1,460,080
Intuit, Inc.	9,220	2,406,420
Nutanix, Inc., Class AA	30,000	1,528,800
Salesforce, Inc.	14,000	2,193,240

		9,433,720

Total Information Technology		54,228,531

Materials - 3.8%

Chemicals - 0.1%
CF Industries Holdings, Inc.	3,000	324,788

Metals & Mining - 3.7%
Freeport-McMoRan, Inc.	18,100	1,138,309
Newmont Corp.	55,800	5,211,720
Reliance, Inc.	4,840	1,808,224
Royal Gold, Inc.	6,900	1,377,309

		9,535,562

Total Materials		9,860,350

Real Estate - 0.8%

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.A	4,020	1,245,999

Specialized REITs - 0.3%
VICI Properties, Inc.	31,700	841,635

Total Real Estate		2,087,634

Total Common Stocks (Cost $167,890,494)		242,857,688

See accompanying notes

8

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 0.8% (Cost $1,375,410)

Financials - 0.8%

Banks - 0.8%
Popular, Inc.	12,100	$1,986,578

SHORT-TERM INVESTMENTS - 4.4% (Cost $11,453,120)

Investment Companies - 4.4%
American Beacon U.S. Government Money Market Select Fund, 3.55%B C	11,453,120	11,453,120

TOTAL INVESTMENTS - 99.5% (Cost $180,719,024)		256,297,386
OTHER ASSETS, NET OF LIABILITIES - 0.5%		1,396,710

TOTAL NET ASSETS - 100.0%		$257,694,096

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on June 30, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	32	September 2026	$11,855,710	$12,077,200	$221,490

			$11,855,710	$12,077,200	$221,490

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

Man Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$242,857,688	$–	$–	$242,857,688
Foreign Common Stocks	1,986,578	–	–	1,986,578
Short-Term Investments	11,453,120	–	–	11,453,120

Total Investments in Securities - Assets	$256,297,386	$–	$–	$256,297,386

Financial Derivative Instruments - Assets
Futures Contracts	$221,490	$–	$–	$221,490

Total Financial Derivative Instruments - Assets	$221,490	$–	$–	$221,490

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$211,704,359	$244,844,266
Investments in affiliated securities, at fair value‡	5,981,393	11,453,120
Cash collateral held at broker for futures contracts	381,000	893,000
Dividends and interest receivable	59,822	162,926
Receivable for investments sold	7,486,072	3,360,935
Receivable for fund shares sold	355	124,218
Receivable for variation margin on open futures contracts (Note 5)	156,448	221,521
Prepaid expenses	51,415	56,229

Total assets	225,820,864	261,116,215

Liabilities:
Payable for investments purchased	5,509,144	2,903,346
Payable for fund shares redeemed	345,841	101,209
Payable for expense recoupment (Note 2)	9,322	-
Cash due to broker for futures contracts	120,438	144,762
Management and sub-advisory fees payable (Note 2)	101,129	114,097
Service fees payable (Note 2)	28,759	27,826
Transfer agent fees payable (Note 2)	8,594	11,648
Custody and fund accounting fees payable	35,797	37,698
Professional fees payable	34,159	34,964
Payable for prospectus and shareholder reports	13,667	18,786
Other liabilities	3,381	27,783

Total liabilities	6,210,231	3,422,119

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$219,610,633	$257,694,096

See accompanying notes

10

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Analysis of net assets:
Paid-in-capital	$116,236,218	$158,870,269
Total distributable earnings (deficits)A	103,374,415	98,823,827

Net assets	$219,610,633	$257,694,096

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,453,162	2,790,894

Y Class	91,366	2,682,050

Investor Class	2,480,527	1,864,232

A Class	68,135	1,054,302

C Class	13,682	163,171

R6 Class	355,146	87,860

Net assets:
R5 Class	$100,995,806	$83,994,624

Y Class	$3,720,358	$80,137,921

Investor Class	$97,006,894	$55,406,507

A Class	$2,686,940	$30,984,435

C Class	$469,696	$4,523,570

R6 Class	$14,730,939	$2,647,039

Net asset value, offering and redemption price per share:
R5 Class	$41.17	$30.10

Y Class	$40.72	$29.88

Investor Class	$39.11	$29.72

A Class	$39.44	$29.39

A Class (offering price)	$41.85	$31.18

C Class	$34.33	$27.72

R6 Class	$41.48	$30.13

† Cost of investments in unaffiliated securities	$130,162,085	$169,265,904
‡ Cost of investments in affiliated securities	$5,981,393	$11,453,120

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2026 (Unaudited)

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$459,938	$1,863,654
Dividend income from affiliated securities (Note 2)	88,108	101,948
Interest income	4,069	5,310
Income derived from securities lending (Note 9)	-	108

Total investment income	552,115	1,971,020

Expenses:
Management and sub-advisory fees (Note 2)	532,324	638,462
Transfer agent fees (Note 2):
R5 Class	23,692	12,825
Y Class	1,813	37,075
Investor Class	4,679	2,012
A Class	62	931
C Class	22	368
R6 Class	536	141
Custody and fund accounting fees	42,750	44,854
Professional fees	33,267	34,835
Registration fees and expenses	43,157	44,547
Service fees (Note 2):
Investor Class	150,036	84,569
A Class	1,020	13,037
C Class	183	2,530
Distribution fees (Note 2):
A Class	2,993	35,298
C Class	2,023	23,295
Prospectus and shareholder report expenses	12,963	14,375
Trustee fees (Note 2)	8,983	10,613
Line of credit interest expense (Note 10)	422	479
Other expenses	54,490 *	18,000

Total expenses	915,415	1,018,246

Net fees waived and expenses (reimbursed) (Note 2)	(10)	-

Net expenses	915,405	1,018,246

Net investment income (loss)	(363,290)	952,774

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	19,643,833	16,821,021
Futures contracts	184,958	57,688
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	13,248,972	24,288,177
Futures contracts	164,162	267,349

Net gain from investments	33,241,925	41,434,235

Net increase in net assets resulting from operations	$32,878,635	$42,387,009

† Foreign taxes	$-	$1,815
* Of this amount, $38,549 represents Recouped Expenses from prior fiscal years.

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon FundsSM

Statements of Changes in Net Assets

	Man Large Cap Growth Fund		Man Large Cap Value Fund
	Six Months Ended June 30, 2026	Year Ended December 31, 2025	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(363,290)	$(697,343)	$952,774	$2,110,415
Net realized gain from investments in unaffiliated securities and futures contracts	19,828,791	21,965,605	16,878,709	31,318,122
Change in net unrealized appreciation of investments in unaffiliated securities and futures contracts	13,413,134	7,895,725	24,555,526	15,165,783

Net increase in net assets resulting from operations	32,878,635	29,163,987	42,387,009	48,594,320

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(8,507,545)	-	(8,772,314)
Y Class	-	(337,350)	-	(8,259,433)
Investor Class	-	(8,408,075)	-	(5,400,926)
A Class	-	(225,210)	-	(3,021,119)
C Class	-	(64,779)	-	(573,687)
R6 Class	-	(1,182,351)	-	(248,612)

Net distributions to shareholders	-	(18,725,310)	-	(26,276,091)

Capital share transactions (Note 11):
Proceeds from sales of shares	1,172,375	2,676,158	12,252,303	15,122,258
Reinvestment of dividends and distributions	-	18,619,123	-	25,870,559
Cost of shares redeemed	(12,192,256)	(35,307,977)	(27,977,451)	(71,990,178)

Net (decrease) in net assets from capital share transactions	(11,019,881)	(14,012,696)	(15,725,148)	(30,997,361)

Net increase (decrease) in net assets	21,858,754	(3,574,019)	26,661,861	(8,679,132)

Net assets:
Beginning of period	197,751,879	201,325,898	231,032,235	239,711,367

End of period	$219,610,633	$197,751,879	$257,694,096	$231,032,235

See accompanying notes

13

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2026, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This standard clarifies that a contractual restriction prohibiting the sale of an equity security is not considered part of the unit of account of the security and, therefore, is not factored into the security’s fair value measurement. The ASU also introduces new disclosure requirements for equity securities subject to such restrictions. The ASU is effective for annual periods beginning after December 15, 2024. The Fund adopted this standard during the current reporting period. As of July 31, 2026, the Funds did not hold any equity securities subject to contractual sale restrictions, and adoption of this ASU did not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds.Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Numeric Investors LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

First $600 million	0.20%
Next $600 million to $1 billion	0.18%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2026 were as follows:

Man Large Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$338,752
Sub-Advisory Fees	0.20%	193,572

Total	0.55%	$532,324

16

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Man Large Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$412,253
Sub-Advisory Fees	0.20%	226,209

Total	0.55%	$638,462

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2026, the Manager received securities lending fees of $1 and $13 for the securities lending activities of the Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Man Large Cap Growth	$18,001
Man Large Cap Value	42,210

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

As of June 30, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Man Large Cap Growth	$3,322
Man Large Cap Value	7,475

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2026 Fair Value
Man Large Cap Growth	Direct	Man Large Cap Growth	$5,981,393	$–	$–	$88,108	$5,981,393
Man Large Cap Value	Direct	Man Large Cap Value	11,453,120	–	–	101,948	11,453,120

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2026, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Man Large Cap Growth	$2,490
Man Large Cap Value	2,880

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2026, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Funds, through April 30, 2027, to the extent that total operating expenses (excluding taxes, interest, brokerage

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2026 – 4/30/2026	5/1/2026 - 06/30/2026	Reimbursed Expenses	(Recouped) Expenses
Man Large Cap Growth	R5	0.80%	0.80%	$–	$(15,094	)*	2029
Man Large Cap Growth	Y	0.83%	0.83%	9	(172	)*	2029
Man Large Cap Growth	Investor	1.12%	1.12%	–	(19,641	)*	2029
Man Large Cap Growth	A	1.09%	1.09%	–	(441	)*	2029
Man Large Cap Growth	C	1.83%	1.83%	1	(39	)*	2029
Man Large Cap Growth	R6	0.77%	0.77%	–	(3,162	)*	2029

*	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $9,322 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at June 30, 2026 for the Man Large Cap Growth Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2029. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Man Large Cap Growth	$38,549	$149,130	$67,747	2026
Man Large Cap Growth	-	126,361	-	2027
Man Large Cap Growth	-	1,750	-	2028

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2026, RID collected $113 and $219 for Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2026, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2026, CDSC fees of $30 and $15 were collected for the C Class Shares of Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time.

For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2026, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2026
Man Large Cap Growth	14
Man Large Cap Value	18

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Man Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$-	$-	$-	$-	$156,406	$156,406

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$184,958	$184,958

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$164,162	$164,162

Man Large Cap Value Fund
Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$-	$-	$-	$-	$221,490	$221,490

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$57,688	$57,688

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$267,349	$267,349

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2026.

Man Large Cap Growth

Offsetting of Financial and Derivative Assets as of June 30, 2026:
	Assets	Liabilities
Futures Contracts(1)	$156,406	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$156,406	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(156,406)	$-

Man Large Cap Value
Offsetting of Financial and Derivative Assets as of June 30, 2026:
	Assets	Liabilities
Futures Contracts(1)	$221,490	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$221,490	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(221,490)	$-

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks,

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Quantitative Strategy Risk

The success of the Funds’ investment strategy may depend in part on the effectiveness of the sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Funds. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the financial services sector, the value of a Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. To the extent a Fund invests significantly in the information technology sector, the value of Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

As of June 30, 2026, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Man Large Cap Growth	$136,184,392	$94,296,563	$(12,795,203)	$81,501,360
Man Large Cap Value	180,742,089	83,175,644	(7,620,347)	75,555,297

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2025, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Man Large Cap Growth	$35,893,490	$51,252,354
Man Large Cap Value	26,553,143	48,672,830

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2026 were as follows:

Fund	Type of Transaction	December 31, 2025 Shares/Fair Value	Purchases	Sales	June 30, 2026 Shares/Fair Value
Man Large Cap Growth	Direct	$3,620,646	$28,094,215	$25,733,468	$5,981,393
Man Large Cap Value	Direct	4,399,497	49,583,689	42,530,066	11,453,120

9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

30

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2026, the Funds did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,738	$63,256	5,734	$200,157
Reinvestment of dividends	-	-	238,918	8,405,135
Shares redeemed	(147,481)	(5,185,922)	(314,816)	(11,096,910)

Net (decrease) in shares outstanding	(145,743)	$(5,122,666)	(70,164)	$(2,491,618)

	Y Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,353	$47,502	32,272	$1,092,567
Reinvestment of dividends	-	-	9,694	337,350
Shares redeemed	(13,717)	(466,075)	(131,825)	(4,737,886)

Net (decrease) in shares outstanding	(12,364)	$(418,573)	(89,859)	$(3,307,969)

31

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

	Investor Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	17,400	$602,324	28,977	$1,015,281
Reinvestment of dividends	-	-	251,112	8,404,705
Shares redeemed	(157,754)	(5,383,445)	(519,651)	(17,220,303)

Net (decrease) in shares outstanding	(140,354)	$(4,781,121)	(239,562)	$(7,800,317)

	A Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	7,672	$257,597	6,096	$206,634
Reinvestment of dividends	-	-	6,673	225,210
Shares redeemed	(8,230)	(282,975)	(15,322)	(509,205)

Net (decrease) in shares outstanding	(558)	$(25,378)	(2,553)	$(77,361)

	C Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,273	$71,488	1,576	$49,760
Reinvestment of dividends	-	-	2,183	64,372
Shares redeemed	(9,021)	(267,403)	(11,390)	(342,598)

Net (decrease) in shares outstanding	(6,748)	$(195,915)	(7,631)	$(228,466)

	R6 Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,538	$130,208	3,203	$111,759
Reinvestment of dividends	-	-	33,362	1,182,351
Shares redeemed	(15,829)	(606,436)	(42,277)	(1,401,075)

Net (decrease) in shares outstanding	(12,291)	$(476,228)	(5,712)	$(106,965)

	R5 Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	126,635	$3,460,672	266,964	$6,663,164
Reinvestment of dividends	-	-	339,445	8,652,441
Shares redeemed	(383,457)	(10,390,650)	(1,042,452)	(25,736,684)

Net (decrease) in shares outstanding	(256,822)	$(6,929,978)	(436,043)	$(10,421,079)

	Y Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	110,864	$3,115,219	161,620	$3,964,057
Reinvestment of dividends	-	-	324,393	8,210,384
Shares redeemed	(298,613)	(8,059,524)	(1,111,844)	(26,574,089)

Net (decrease) in shares outstanding	(187,749)	$(4,944,305)	(625,831)	$(14,399,648)

	Investor Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	137,710	$3,965,604	51,163	$1,253,997
Reinvestment of dividends	-	-	213,242	5,375,822
Shares redeemed	(209,646)	(5,601,828)	(438,380)	(10,687,058)

Net (decrease) in shares outstanding	(71,936)	$(1,636,224)	(173,975)	$(4,057,239)

32

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

	A Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	54,781	$1,449,943	120,877	$2,852,504
Reinvestment of dividends	-	-	113,103	2,819,658
Shares redeemed	(83,970)	(2,256,707)	(214,257)	(5,121,844)

Net increase (decrease) in shares outstanding	(29,189)	$(806,764)	19,723	$550,318

	C Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	6,127	$162,866	5,741	$131,117
Reinvestment of dividends	-	-	23,873	563,642
Shares redeemed	(62,993)	(1,570,614)	(147,912)	(3,344,995)

Net (decrease) in shares outstanding	(56,866)	$(1,407,748)	(118,298)	$(2,650,236)

	R6 Class
	Six Months Ended		Year Ended
	June 30, 2026 (unaudited)		December 31, 2025
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,640	$97,999	10,618	$257,419
Reinvestment of dividends	-	-	9,746	248,612
Shares redeemed	(3,516)	(98,128)	(20,854)	(525,508)

Net increase (decrease) in shares outstanding	124	$(129)	(490)	$(19,477)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

33

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024A		2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$35.01		$33.15		$30.64		$23.50	$36.78	$36.24

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)B	(0.07	)B	(0.00	)C	0.07	0.12	0.01
Net gains (losses) on investments (both realized and unrealized)	6.20		5.47		7.39		7.30	(9.37)	7.82

Total income (loss) from investment operations	6.16		5.40		7.39		7.37	(9.25)	7.83

Less distributions:
Dividends from net investment income	-		-		(0.00	)C	(0.10)	-	-
Distributions from net realized gains	-		(3.54)		(4.88)		(0.13)	(4.03)	(7.29)

Total distributions	-		(3.54)		(4.88)		(0.23)	(4.03)	(7.29)

Net asset value, end of period	$41.17		$35.01		$33.15		$30.64	$23.50	$36.78

Total returnD	17.60	%E	16.23%		23.93%		31.37%	(25.17)%	21.82%

Ratios and supplemental data:
Net assets, end of period	$100,995,806		$90,991,651		$88,492,829		$83,676,439	$69,755,325	$112,640,010
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.80	%F	0.81%		0.87%		0.97%	0.94%	0.92%
Expenses, net of reimbursements and/or recoupments	0.80	%F	0.81	%G	0.80%		0.80%	0.80%	0.81%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.23	)%F	(0.21)%		(0.10)%		(0.02)%	0.25%	(0.10)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.23	)%F	(0.21)%		(0.03)%		0.15%	0.39%	0.01%
Portfolio turnover rate	19	%E	24%		52%		78%	72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.80% for the period ended December 31, 2025.

See accompanying notes

34

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2026		Year Ended December 31,

			2025		2024A		2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$34.63		$32.84		$30.37		$23.30	$36.53		$36.05

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)B	(0.08	)B	(0.02	)B	0.05	0.03		(0.04)
Net gains (losses) on investments (both realized and unrealized)	6.14		5.41		7.37		7.25	(9.23)		7.81

Total income (loss) from investment operations	6.09		5.33		7.35		7.30	(9.20)		7.77

Less distributions:
Dividends from net investment income	-		-		-		(0.10)	-		-
Distributions from net realized gains	-		(3.54)		(4.88)		(0.13)	(4.03)		(7.29)

Total distributions	-		(3.54)		(4.88)		(0.23)	(4.03)		(7.29)

Net asset value, end of period	$40.72		$34.63		$32.84		$30.37	$23.30		$36.53

Total returnC	17.59	%D	16.17%		24.00%		31.34%	(25.21)%		21.77%

Ratios and supplemental data:
Net assets, end of period	$3,720,358		$3,592,572		$6,357,762		$3,690,269	$608,328		$2,237,130
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.83	%E	0.84%		0.91%		1.03%	1.17%		0.95%
Expenses, net of reimbursements and/or recoupments	0.83	%E	0.83%		0.83%		0.83%	0.84	%F	0.86%
Net investment (loss), before expense reimbursements and/or recoupments	(0.26	)%E	(0.24)%		(0.13)%		(0.12)%	0.00	%G	(0.15)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.26	)%E	(0.23)%		(0.05)%		0.08%	0.33%		(0.06)%
Portfolio turnover rate	19	%D	24%		52%		78%	72%		57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 31, 2022.
G	Amount rounds to less than 0.005%.

See accompanying notes

35

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024A	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$33.31		$31.79		$29.62	$22.74	$35.89	$35.61

Income (loss) from investment operations:
Net investment income (loss)	(0.09	)B	(0.18	)B	(0.10)	(0.06)	0.05	(0.08)
Net gains (losses) on investments (both realized and unrealized)	5.89		5.24		7.15	7.11	(9.17)	7.65

Total income (loss) from investment operations	5.80		5.06		7.05	7.05	(9.12)	7.57

Less distributions:
Dividends from net investment income	-		-		-	(0.04)	-	-
Distributions from net realized gains	-		(3.54)		(4.88)	(0.13)	(4.03)	(7.29)

Total distributions	-		(3.54)		(4.88)	(0.17)	(4.03)	(7.29)

Net asset value, end of period	$39.11		$33.31		$31.79	$29.62	$22.74	$35.89

Total returnC	17.41	%D	15.86%		23.60%	31.01%	(25.44)%	21.48%

Ratios and supplemental data:
Net assets, end of period	$97,006,894		$87,302,023		$90,941,583	$82,767,017	$66,552,222	$95,710,995
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%E	1.13%		1.18%	1.28%	1.25%	1.24%
Expenses, net of reimbursements and/or recoupments	1.12	%E	1.13	%F	1.12%	1.12%	1.12%	1.12%
Net investment (loss), before expense reimbursements and/or recoupments	(0.55	)%E	(0.53)%		(0.41)%	(0.32)%	(0.06)%	(0.42)%
Net investment income (loss), net of reimbursements and/ or recoupments	(0.55	)%E	(0.53)%		(0.35)%	(0.16)%	0.07%	(0.30)%
Portfolio turnover rate	19	%D	24%		52%	78%	72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.12% for the period ended December 31, 2025.

See accompanying notes

36

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024A		2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$33.58		$32.02		$29.81		$22.90		$36.08		$35.77

Income (loss) from investment operations:
Net investment income (loss)	(0.09	)B	(0.17	)B	(0.11	)B	(0.04	)B	0.03	B	(0.16)
Net gains (losses) on investments (both realized and unrealized)	5.95		5.27		7.20		7.14		(9.18)		7.76

Total income (loss) from investment operations	5.86		5.10		7.09		7.10		(9.15)		7.60

Less distributions:
Dividends from net investment income	-		-		-		(0.06)		-		-
Distributions from net realized gains	-		(3.54)		(4.88)		(0.13)		(4.03)		(7.29)

Total distributions	-		(3.54)		(4.88)		(0.19)		(4.03)		(7.29)

Net asset value, end of period	$39.44		$33.58		$32.02		$29.81		$22.90		$36.08

Total returnC	17.45	%D	15.87%		23.58%		31.00%		(25.38)%		21.47%

Ratios and supplemental data:
Net assets, end of period	$2,686,940		$2,307,041		$2,281,303		$1,702,761		$1,102,933		$1,955,909
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09	%E	1.10%		1.15%		1.26%		1.36%		1.21%
Expenses, net of reimbursements and/or recoupments	1.09	%E	1.10	%F	1.09%		1.09%		1.09%		1.10%
Net investment (loss), before expense reimbursements and/or recoupments	(0.52	)%E	(0.50)%		(0.37)%		(0.32)%		(0.18)%		(0.40)%
Net investment income (loss), net of reimbursements and/ or recoupments	(0.52	)%E	(0.50)%		(0.31)%		(0.15)%		0.09%		(0.29)%
Portfolio turnover rate	19	%D	24%		52%		78%		72%		57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.09% for the period ended December 31, 2025.

See accompanying notes

37

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024A	2023		2022	2021

	(unaudited)
Net asset value, beginning of period	$29.34		$28.57		$27.20	$21.01		$33.81	$34.15

Income (loss) from investment operations:	-		-		-	-		-	-
Net investment (loss)	(0.19	)B	(0.37	)B	(1.23)	(0.22	)B	(1.11)	(0.46)
Net gains (losses) on investments (both realized and unrealized)	5.18		4.68		7.48	6.54		(7.66)	7.41

Total income (loss) from investment operations	4.99		4.31		6.25	6.32		(8.77)	6.95

Less distributions:
Distributions from net realized gains	-		(3.54)		(4.88)	(0.13)		(4.03)	(7.29)

Total distributions	-		(3.54)		(4.88)	(0.13)		(4.03)	(7.29)

Net asset value, end of period	$34.33		$29.34		$28.57	$27.20		$21.01	$33.81

Total returnC	17.01	%D	15.02%		22.75%	30.09%		(25.97)%	20.58%

Ratios and supplemental data:
Net assets, end of period	$469,696		$599,472		$801,704	$1,110,747		$684,305	$2,109,687
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.83	%E	1.84%		1.92%	2.01%		2.20%	1.95%
Expenses, net of reimbursements and/or recoupments	1.83	%E	1.84	%F	1.83%	1.83%		1.83%	1.84%
Net investment (loss), before expense reimbursements and/or recoupments	(1.26	)%E	(1.23)%		(1.16)%	(1.08)%		(1.04)%	(1.14)%
Net investment (loss), net of reimbursements and/or recoupments	(1.26	)%E	(1.23)%		(1.07)%	(0.90)%		(0.67)%	(1.03)%
Portfolio turnover rate	19	%D	24%		52%	78%		72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.83% for the period ended December 31, 2025.

See accompanying notes

38

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024A		2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$35.27		$33.37		$30.77		$23.59	$36.89	$36.31

Income (loss) from investment operations:	-		-		-		-	-	-
Net investment income (loss)	(0.04	)B	(0.06	)B	0.00	C	0.07	0.12	0.03
Net gains (losses) on investments (both realized and unrealized)	6.25		5.50		7.48		7.34	(9.39)	7.84

Total income (loss) from investment operations	6.21		5.44		7.48		7.41	(9.27)	7.87

Less distributions:
Dividends from net investment income	-		-		(0.00	)C	(0.10)	-	-
Distributions from net realized gains	-		(3.54)		(4.88)		(0.13)	(4.03)	(7.29)

Total distributions	-		(3.54)		(4.88)		(0.23)	(4.03)	(7.29)

Net asset value, end of period	$41.48		$35.27		$33.37		$30.77	$23.59	$36.89

Total returnD	17.61	%E	16.25%		24.12%		31.42%	(25.15)%	21.90%

Ratios and supplemental data:
Net assets, end of period	$14,730,939		$12,959,120		$12,450,717		$11,358,272	$9,989,847	$18,361,929
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%F	0.78%		0.82%		0.92%	0.90%	0.88%
Expenses, net of reimbursements and/or recoupments	0.77	%F	0.78	%G	0.77%		0.77%	0.76%	0.76%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.20	)%F	(0.18)%		(0.05)%		0.04%	0.29%	(0.06)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.20	)%F	(0.18)%		0.00	%H	0.19%	0.43%	0.06%
Portfolio turnover rate	19	%E	24%		52%		78%	72%	57%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.77% for the period ended December 31, 2025.
H	Amount rounds to less than 0.005%.

See accompanying notes

39

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025		2024A	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$25.21		$22.84		$23.18	$23.35	$26.55	$23.73

Income (loss) from investment operations:	-		-		-	-	-	-
Net investment income	0.13	B	0.26	B	0.23	0.12	0.49	0.69
Net gains (losses) on investments (both realized and unrealized)	4.76		5.29		3.55	2.49	(2.55)	4.71

Total income (loss) from investment operations	4.89		5.55		3.78	2.61	(2.06)	5.40

Less distributions:
Dividends from net investment income	-		(0.29)		(0.34)	(0.53)	(0.56)	(1.59)
Distributions from net realized gains	-		(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	-		(3.18)		(4.12)	(2.78)	(1.14)	(2.58)

Net asset value, end of period	$30.10		$25.21		$22.84	$23.18	$23.35	$26.55

Total returnC	19.40	%D	24.16%		16.24%	11.25%	(7.74)%	22.93%

Ratios and supplemental data:
Net assets, end of period	$83,994,624		$76,834,243		$79,563,790	$88,833,933	$220,554,216	$364,332,529
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72	%E	0.72%		0.81%	0.87%	0.81%	0.75%
Expenses, net of reimbursements and/or recoupments	0.72	%E	0.72%		0.81%	0.87%	0.81%	0.74%
Net investment income, before expense reimbursements and/or recoupments	0.96	%E	1.07%		1.06%	1.68%	1.81%	1.37%
Net investment income, net of reimbursements and/or recoupments	0.96	%E	1.07%		1.06%	1.68%	1.81%	1.38%
Portfolio turnover rate	11	%D	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

40

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2026		Year Ended December 31,

			2025		2024A	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$25.04		$22.70		$23.06	$23.24	$26.43	$23.63

Income (loss) from investment operations:
Net investment income	0.12	B	0.25	B	0.25	0.42	0.48	0.89
Net gains (losses) on investments (both realized and unrealized)	4.72		5.25		3.48	2.17	(2.54)	4.46

Total income (loss) from investment operations	4.84		5.50		3.73	2.59	(2.06)	5.35

Less distributions:
Dividends from net investment income	–		(0.27)		(0.31)	(0.52)	(0.55)	(1.56)
Distributions from net realized gains	–		(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	–		(3.16)		(4.09)	(2.77)	(1.13)	(2.55)

Net asset value, end of period	$29.88		$25.04		$22.70	$23.06	$23.24	$26.43

Total returnC	19.33	%D	24.11%		16.13%	11.19%	(7.81)%	22.84%

Ratios and supplemental data:
Net assets, end of period	$80,137,921		$71,852,556		$79,350,343	$91,172,593	$121,618,005	$191,459,312
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79	%E	0.78%		0.90%	0.94%	0.88%	0.82%
Expenses, net of reimbursements and/or recoupments	0.79	%E	0.78%		0.90%	0.94%	0.87%	0.82%
Net investment income, before expense reimbursements and/or recoupments	0.89	%E	1.01%		0.97%	1.59%	1.71%	1.29%
Net investment income, net of reimbursements and/or recoupments	0.89	%E	1.01%		0.97%	1.59%	1.72%	1.29%
Portfolio turnover rate	11	%D	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

41

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2026		Year Ended December 31,

			2025		2024A	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$24.94		$22.62		$22.99	$23.17	$26.35	$23.56

Income (loss) from investment operations:
Net investment income	0.08	B	0.18	B	0.67	1.05	0.95	1.39
Net gains (losses) on investments (both realized and unrealized)	4.70		5.24		2.97	1.47	(3.07)	3.87

Total income (loss) from investment operations	4.78		5.42		3.64	2.52	(2.12)	5.26

Less distributions:
Dividends from net investment income	-		(0.21)		(0.23)	(0.45)	(0.48)	(1.48)
Distributions from net realized gains	-		(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	-		(3.10)		(4.01)	(2.70)	(1.06)	(2.47)

Net asset value, end of period	$29.72		$24.94		$22.62	$22.99	$23.17	$26.35

Total returnC	19.17	%D	23.81%		15.78%	10.92%	(8.04)%	22.51%

Ratios and supplemental data:
Net assets, end of period	$55,406,507		$48,279,182		$47,734,675	$55,177,185	$68,797,588	$96,839,009
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04	%E	1.04%		1.19%	1.18%	1.13%	1.08%
Expenses, net of reimbursements and/or recoupments	1.04	%E	1.04%		1.19%	1.18%	1.13%	1.08%
Net investment income, before expense reimbursements and/or recoupments	0.63	%E	0.75%		0.68%	1.36%	1.46%	1.04%
Net investment income, net of reimbursements and/or recoupments	0.63	%E	0.75%		0.68%	1.36%	1.46%	1.04%
Portfolio turnover rate	11	%D	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

42

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2026		Year Ended December 31,

			2025		2024A	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$24.66		$22.40		$22.81	$23.02	$26.18	$23.43

Income (loss) from investment operations:
Net investment income	0.08	B	0.18	B	0.17	0.36	0.41	0.45
Net gains (losses) on investments (both realized and unrealized)	4.65		5.18		3.45	2.12	(2.50)	4.78

Total income (loss) from investment operations	4.73		5.36		3.62	2.48	(2.09)	5.23

Less distributions:
Dividends from net investment income	-		(0.21)		(0.25)	(0.44)	(0.49)	(1.49)
Distributions from net realized gains	-		(2.89)		(3.78)	(2.25)	(0.58)	(0.99)

Total distributions	-		(3.10)		(4.03)	(2.69)	(1.07)	(2.48)

Net asset value, end of period	$29.39		$24.66		$22.40	$22.81	$23.02	$26.18

Total returnC	19.18	%D	23.77%		15.80%	10.81%	(8.00)%	22.51%

Ratios and supplemental data:
Net assets, end of period	$30,984,435		$26,714,796		$23,827,119	$18,676,222	$19,853,284	$26,438,159
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03	%E	1.05%		1.20%	1.23%	1.12%	1.08%
Expenses, net of reimbursements and/or recoupments	1.03	%E	1.05%		1.20%	1.23%	1.12%	1.07%
Net investment income, before expense reimbursements and/or recoupments	0.63	%E	0.73%		0.68%	1.30%	1.47%	1.05%
Net investment income, net of reimbursements and/or recoupments	0.63	%E	0.73%		0.68%	1.30%	1.47%	1.06%
Portfolio turnover rate	11	%D	34%		64%	54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

43

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2026		Year Ended December 31,

			2025		2024A	2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$23.35		$21.34		$21.84	$22.11		$25.17		$22.60

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)B	0.00	BC	(1.84)	0.13	B	0.17	B	0.21
Net gains (losses) on investments (both realized and unrealized)	4.38		4.90		5.12	2.09		(2.37)		4.63

Total income (loss) from investment operations	4.37		4.90		3.28	2.22		(2.20)		4.84

Less distributions:
Dividends from net investment income	–		–		–	(0.24)		(0.28)		(1.28)
Distributions from net realized gains	–		(2.89)		(3.78)	(2.25)		(0.58)		(0.99)

Total distributions	–		(2.89)		(3.78)	(2.49)		(0.86)		(2.27)

Net asset value, end of period	$27.72		$23.35		$21.34	$21.84		$22.11		$25.17

Total returnD	18.72	%E	22.82%		14.96%	10.08%		(8.73)%		21.58%

Ratios and supplemental data:
Net assets, end of period	$4,523,570		$5,137,464		$7,218,739	$16,771,478		$20,717,120		$29,384,166
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.81	%F	1.81%		1.93%	1.94%		1.88%		1.84%
Expenses, net of reimbursements and/or recoupments	1.81	%F	1.81%		1.93%	1.94%		1.88%		1.83%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.11	)%F	0.00	%G	(0.07)%	0.59%		0.72%		0.28%
Net investment income (loss), net of reimbursements and/ or recoupments	(0.11	)%F	0.00	%G	(0.07)%	0.59%		0.72%		0.29%
Portfolio turnover rate	11	%E	34%		64%	54%		54%		51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Amount rounds to less than 0.005%.

See accompanying notes

44

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2026		Year Ended December 31,

			2025		2024A		2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$25.23		$22.86		$23.14		$23.32	$26.53	$23.71

Income (loss) from investment operations:
Net investment income	0.13	B	0.27	B	0.26	B	0.23	0.45B	0.53
Net gains (losses) on investments (both realized and unrealized)	4.77		5.29		3.56		2.39	(2.50)	4.87

Total income (loss) from investment operations	4.90		5.56		3.82		2.62	(2.05)	5.40

Less distributions:
Dividends from net investment income	–		(0.30)		(0.32)		(0.55)	(0.58)	(1.59)
Distributions from net realized gains	–		(2.89)		(3.78)		(2.25)	(0.58)	(0.99)

Total distributions	–		(3.19)		(4.10)		(2.80)	(1.16)	(2.58)

Net asset value, end of period	$30.13		$25.23		$22.86		$23.14	$23.32	$26.53

Total returnC	19.42	%D	24.18%		16.49%		11.29%	(7.74)%	22.99%

Ratios and supplemental data:
Net assets, end of period	$2,647,039		$2,213,994		$2,016,701		$23,587,323	$25,796,145	$71,972,572
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.70	%E	0.68%		0.81%		0.84%	0.77%	0.72%
Expenses, net of reimbursements and/or recoupments	0.70	%E	0.68%		0.81%		0.84%	0.77%	0.72%
Net investment income, before expense reimbursements and/or recoupments	0.97	%E	1.10%		1.05%		1.71%	1.81%	1.39%
Net investment income, net of reimbursements and/or recoupments	0.97	%E	1.10%		1.05%		1.71%	1.81%	1.39%
Portfolio turnover rate	11	%D	34%		64%		54%	54%	51%

A	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

45

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Man Large Cap Growth Fund, and American Beacon Man Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 06/26

AMERICAN BEACON FUNDS

Semi-Annual Financial Statements

June 30, 2026

Stephens Mid-Cap Growth Fund
Stephens Small Cap Growth Fund

Stephens 0626

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2026

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.1%

Communication Services - 4.1%

Entertainment - 4.1%
Live Nation Entertainment, Inc.A	68,461	$12,535,894
Spotify Technology SAA	16,445	7,550,393
Take-Two Interactive Software, Inc.A	47,392	11,847,052

		31,933,339

Total Communication Services		31,933,339

Consumer Discretionary - 11.8%

Broadline Retail - 1.0%
Ollie’s Bargain Outlet Holdings, Inc.A	105,255	8,092,005

Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc.A	52,531	3,723,397

Hotels, Restaurants & Leisure - 4.7%
Dutch Bros, Inc., Class AA	172,467	12,384,855
Texas Roadhouse, Inc.	49,354	9,536,673
Viking Holdings Ltd.A	103,989	10,884,529
Wingstop, Inc.	19,029	3,299,819

		36,105,876

Specialty Retail - 5.6%
Burlington Stores, Inc.A	38,178	12,094,790
Five Below, Inc.A	50,007	8,990,759
Ross Stores, Inc.	66,492	14,152,822
Tractor Supply Co.	242,075	7,651,991

		42,890,362

Total Consumer Discretionary		90,811,640

Energy - 3.7%

Energy Equipment & Services - 1.2%
Baker Hughes Co.	168,461	9,349,585

Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp.A	121,530	4,270,564
Diamondback Energy, Inc.	36,170	6,357,963
Expand Energy Corp.	92,111	8,399,602

		19,028,129

Total Energy		28,377,714

Financials - 7.4%

Capital Markets - 3.7%
Evercore, Inc., Class A	32,251	11,011,781
Robinhood Markets, Inc., Class AA	98,714	9,899,040
Tradeweb Markets, Inc., Class A	77,622	7,735,809

		28,646,630

Consumer Finance - 1.8%
FirstCash Holdings, Inc.	64,519	13,956,750

Financial Services - 0.9%
Toast, Inc., Class AA	236,094	6,568,135

See accompanying notes

1

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.1% (continued)

Financials - 7.4% (continued)

Insurance - 1.0%
Ryan Specialty Holdings, Inc.B	211,839	$7,999,041

Total Financials		57,170,556

Health Care - 13.8%

Biotechnology - 2.2%
Exelixis, Inc.A	235,008	12,786,785
Halozyme Therapeutics, Inc.A	54,177	4,240,434

		17,027,219

Health Care Equipment & Supplies - 3.2%
Dexcom, Inc.A	125,011	8,419,491
IDEXX Laboratories, Inc.A	14,472	7,618,640
Insulet Corp.A	34,181	5,204,057
ResMed, Inc.	16,405	3,197,006

		24,439,194

Health Care Providers & Services - 1.8%
Guardant Health, Inc.A	26,320	3,948,790
HealthEquity, Inc.A	58,498	5,283,539
Henry Schein, Inc.A	61,124	5,105,076

		14,337,405

Health Care Technology - 0.7%
Veeva Systems, Inc., Class AA	28,918	5,132,078

Life Sciences Tools & Services - 5.9%
Bio-Techne Corp.	105,862	7,479,150
ICON PLCA	58,117	10,095,504
Illumina, Inc.A	59,232	10,414,763
Medpace Holdings, Inc.A	15,790	8,362,226
Repligen Corp.A	67,776	9,247,358

		45,599,001

Total Health Care		106,534,897

Industrials - 24.7%

Aerospace & Defense - 8.7%
AeroVironment, Inc.A	46,705	7,709,594
Axon Enterprise, Inc.A	25,017	14,024,780
BWX Technologies, Inc.	50,673	9,863,500
HEICO Corp., Class A	40,145	10,353,797
Kratos Defense & Security Solutions, Inc.A	120,897	6,027,925
L3Harris Technologies, Inc.	30,926	8,986,786
Leonardo DRS, Inc.	237,576	10,137,368

		67,103,750

Commercial Services & Supplies - 0.7%
Copart, Inc.A	196,562	5,541,083

Electrical Equipment - 7.7%
Bloom Energy Corp., Class AA	15,129	4,579,548
Forgent Power Solutions, Inc.A	175,708	9,815,049
Generac Holdings, Inc.A	32,903	9,634,327
Hubbell, Inc.	16,449	8,606,117

See accompanying notes

2

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.1% (continued)

Industrials - 24.7% (continued)

Electrical Equipment - 7.7% (continued)
Rockwell Automation, Inc.	25,013	$12,383,436
Vertiv Holdings Co., Class A	42,792	14,327,618

		59,346,095

Ground Transportation - 2.1%
JB Hunt Transport Services, Inc.	32,243	9,332,091
Saia, Inc.A	17,101	7,202,257

		16,534,348

Machinery - 1.9%
RBC Bearings, Inc.A	22,384	14,416,639

Professional Services - 1.2%
Verisk Analytics, Inc.	50,007	8,977,757

Trading Companies & Distributors - 2.4%
Fastenal Co.	252,106	12,108,651
SiteOne Landscape Supply, Inc.A	16,434	1,880,214
United Rentals, Inc.	4,419	5,006,241

		18,995,106

Total Industrials		190,914,778

Information Technology - 29.0%

Communications Equipment - 0.3%
Ciena Corp.A	5,169	2,535,705

Electronic Equipment, Instruments & Components - 4.1%
Cognex Corp.	97,999	7,097,087
Coherent Corp.A	37,528	14,803,670
Keysight Technologies, Inc.A	26,980	9,444,889

		31,345,646

IT Services - 3.3%
MongoDB, Inc.A	25,001	8,397,836
Okta, Inc.A	79,636	10,866,333
Snowflake, Inc.A	9,123	2,307,804
Twilio, Inc., Class AA	20,361	4,201,085

		25,773,058

Semiconductors & Semiconductor Equipment - 9.6%
Astera Labs, Inc.A	29,627	14,310,434
Credo Technology Group Holding Ltd.A	24,992	6,796,574
Lattice Semiconductor Corp.A	73,717	11,275,752
Microchip Technology, Inc.	98,040	8,941,248
Monolithic Power Systems, Inc.	5,920	8,183,571
Onto Innovation, Inc.A	19,089	7,224,232
SiTime Corp.A	3,682	2,745,152
Teradyne, Inc.	29,625	14,333,760

		73,810,723

Software - 10.7%
Autodesk, Inc.A	19,795	3,848,544
Cadence Design Systems, Inc.A	30,278	11,363,939
Crowdstrike Holdings, Inc., Class AA	6,573	5,016,119

See accompanying notes

3

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.1% (continued)

Information Technology - 29.0% (continued)

Software - 10.7% (continued)
Datadog, Inc., Class AA	8,923	$2,311,561
Dynatrace, Inc.A	133,467	5,860,536
Fortinet, Inc.A	52,631	8,085,174
Guidewire Software, Inc.A	53,267	6,554,504
Manhattan Associates, Inc.A	48,009	6,685,253
Nutanix, Inc., Class AA	95,946	4,889,408
Palo Alto Networks, Inc.A	23,683	8,076,377
Procore Technologies, Inc.A	89,292	3,627,041
PTC, Inc.A	28,217	3,205,734
SailPoint, Inc.A B	337,107	4,935,247
Tyler Technologies, Inc.A	17,746	5,189,995
Zscaler, Inc.A	19,144	2,702,176

		82,351,608

Technology Hardware, Storage & Peripherals - 1.0%
Everpure, Inc., Class AA	102,622	8,085,587

Total Information Technology		223,902,327

Materials - 0.5%

Construction Materials - 0.5%
James Hardie Industries PLCA	153,034	4,006,430

Utilities - 1.1%

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	55,272	8,767,797

Total Common Stocks (Cost $592,095,348)		742,419,478

FOREIGN COMMON STOCKS - 2.2%

Consumer Discretionary - 0.5%

Hotels, Restaurants & Leisure - 0.5%
Sportradar Group AG, Class AA B	281,798	4,218,516

Energy - 1.7%

Energy Equipment & Services - 1.7%
TechnipFMC PLC	194,854	12,918,820

Total Foreign Common Stocks (Cost $11,078,733)		17,137,336

SHORT-TERM INVESTMENTS - 3.6% (Cost $28,006,722)

Investment Companies - 3.6%
American Beacon U.S. Government Money Market Select Fund, 3.55%C D	28,006,722	28,006,722

SECURITIES LENDING COLLATERAL - 0.4% (Cost $2,884,574)

Investment Companies - 0.4%
American Beacon U.S. Government Money Market Select Fund, 3.55%C D	2,884,574	2,884,574

TOTAL INVESTMENTS - 102.3% (Cost $634,065,377)		790,448,110
LIABILITIES, NET OF OTHER ASSETS - (2.3%)		(17,468,611)

TOTAL NET ASSETS - 100.0%		$772,979,499

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at June 30, 2026 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

See accompanying notes

4

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$742,419,478	$-	$-	$742,419,478
Foreign Common Stocks	17,137,336	-	-	17,137,336
Short-Term Investments	28,006,722	-	-	28,006,722
Securities Lending Collateral	2,884,574	-	-	2,884,574

Total Investments in Securities - Assets	$790,448,110	$-	$-	$790,448,110

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

5

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 89.9%

Consumer Discretionary - 7.8%

Broadline Retail - 1.4%
Ollie’s Bargain Outlet Holdings, Inc.A	99,319	$7,635,645

Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc.A	43,207	3,062,512

Hotels, Restaurants & Leisure - 2.3%
First Watch Restaurant Group, Inc.A	540,092	6,961,786
Wingstop, Inc.	32,864	5,698,946

		12,660,732

Household Durables - 0.6%
Installed Building Products, Inc.	13,404	3,080,775

Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	80,425	3,790,430
Boot Barn Holdings, Inc.A	38,054	6,251,131
Five Below, Inc.A	36,757	6,608,541

		16,650,102

Total Consumer Discretionary		43,089,766

Energy - 4.6%

Energy Equipment & Services - 1.7%
Archrock, Inc.	113,750	4,630,762
Solaris Energy Infrastructure, Inc.	60,969	4,905,566

		9,536,328

Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp.A	84,311	2,962,689
Gulfport Energy Corp.A	16,429	2,788,001
Magnolia Oil & Gas Corp., Class A	189,831	4,855,877
Viper Energy, Inc., Class A	124,104	5,262,010

		15,868,577

Total Energy		25,404,905

Financials - 10.3%

Capital Markets - 2.8%
Piper Sandler Cos.	93,503	6,764,007
Virtu Financial, Inc., Class A	141,341	8,419,684

		15,183,691

Consumer Finance - 4.8%
Encore Capital Group, Inc.A	72,648	6,777,332
EZCORP, Inc., Class AA	284,551	9,836,928
FirstCash Holdings, Inc.	46,510	10,061,043

		26,675,303

Financial Services - 0.3%
Toast, Inc., Class AA	58,787	1,635,454

Insurance - 2.4%
Palomar Holdings, Inc.A	58,379	7,378,522
Ryan Specialty Holdings, Inc.B	158,268	5,976,200

		13,354,722

Total Financials		56,849,170

See accompanying notes

6

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 89.9% (continued)

Health Care - 18.8%

Biotechnology - 6.0%
Exelixis, Inc.A	157,410	$8,564,678
Halozyme Therapeutics, Inc.A	100,326	7,852,516
Protagonist Therapeutics, Inc.A	21,617	2,649,812
Travere Therapeutics, Inc.A	146,166	8,303,690
Twist Bioscience Corp.A	57,918	5,958,604

		33,329,300

Health Care Equipment & Supplies - 3.0%
Axogen, Inc.A	71,569	3,305,772
Globus Medical, Inc., Class AA	54,051	4,270,570
Insulet Corp.A	17,294	2,633,011
IRhythm Holdings, Inc.A	54,356	6,465,646

		16,674,999

Health Care Providers & Services - 0.7%
HealthEquity, Inc.A	46,269	4,179,016

Life Sciences Tools & Services - 5.9%
Bio-Techne Corp.	77,387	5,467,392
BioLife Solutions, Inc.A	195,887	5,531,849
ICON PLCA	41,516	7,211,744
Medpace Holdings, Inc.A	11,676	6,183,493
OmniAb, Inc.A C D	25,374	0
Repligen Corp.A	60,510	8,255,984

		32,650,462

Pharmaceuticals - 3.2%
Ligand Pharmaceuticals, Inc.A	38,056	12,029,121
Supernus Pharmaceuticals, Inc.A	117,050	5,443,996

		17,473,117

Total Health Care		104,306,894

Industrials - 23.4%

Aerospace & Defense - 9.9%
AeroVironment, Inc.A	36,316	5,994,682
BWX Technologies, Inc.	33,297	6,481,261
Karman Holdings, Inc.A	141,317	7,054,545
Kratos Defense & Security Solutions, Inc.A	104,790	5,224,829
Leonardo DRS, Inc.	193,735	8,266,672
Park Aerospace Corp.	137,203	5,235,667
TAT Technologies Ltd.A B	99,129	4,780,992
VSE Corp.	42,424	9,693,884
York Space Systems, Inc.A B	96,412	2,373,663

		55,106,195

Air Freight & Logistics - 0.7%
Hub Group, Inc., Class A	95,108	4,164,779

Building Products - 1.2%
AAON, Inc.	50,950	6,463,517

Commercial Services & Supplies - 0.7%
Onterris, Inc.A	203,659	4,115,948

See accompanying notes

7

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 89.9% (continued)

Industrials - 23.4% (continued)

Electrical Equipment - 3.9%
American Superconductor Corp.A	111,333	$4,621,433
Amprius Technologies, Inc.A	196,717	2,726,498
Generac Holdings, Inc.A	12,972	3,798,331
Powell Industries, Inc.	36,022	10,315,260

		21,461,522

Machinery - 2.4%
Lindsay Corp.	26,807	3,318,707
RBC Bearings, Inc.A	15,136	9,748,492

		13,067,199

Professional Services - 0.8%
Maximus, Inc.	79,130	4,254,029

Trading Companies & Distributors - 3.8%
Herc Holdings, Inc.	29,824	4,274,972
SiteOne Landscape Supply, Inc.A	35,456	4,056,521
Titan Machinery, Inc.A	108,082	2,282,692
Xometry, Inc., Class AA B	106,383	10,268,087

		20,882,272

Total Industrials		129,515,461

Information Technology - 23.5%

Communications Equipment - 0.5%
Viavi Solutions, Inc.A	59,347	2,833,819

Electronic Equipment, Instruments & Components - 3.3%
Cognex Corp.	67,023	4,853,806
Mirion Technologies, Inc.A	191,014	3,424,881
nLight, Inc.A	126,083	8,777,899
Vishay Precision Group, Inc.A	9,940	1,490,105

		18,546,691

Semiconductors & Semiconductor Equipment - 9.1%
Ambarella, Inc.A	58,804	5,045,383
Credo Technology Group Holding Ltd.A	28,570	7,769,611
Impinj, Inc.A	22,915	3,282,115
Lattice Semiconductor Corp.A	49,730	7,606,701
MACOM Technology Solutions Holdings, Inc.A	24,721	9,403,127
Power Integrations, Inc.	64,430	5,396,657
Rambus, Inc.A	46,701	6,199,091
SiTime Corp.A	7,373	5,497,014

		50,199,699

Software - 10.0%
Agilysys, Inc.A	47,565	4,970,542
Braze, Inc., Class AA	131,034	2,842,127
Guidewire Software, Inc.A	31,132	3,830,793
JFrog Ltd.A	84,029	7,636,555
Manhattan Associates, Inc.A	41,536	5,783,888
Netskope, Inc., Class AA	304,102	3,326,876
PAR Technology Corp.A B	133,589	2,327,120
Rubrik, Inc., Class AA	66,203	5,314,777
SailPoint, Inc.A B	250,198	3,662,899
SentinelOne, Inc., Class AA	191,970	3,257,731

See accompanying notes

8

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 89.9% (continued)

Information Technology - 23.5% (continued)

Software - 10.0% (continued)
Varonis Systems, Inc.A	182,056	$7,639,070
Zeta Global Holdings Corp., Class AA	230,963	4,545,352

		55,137,730

Technology Hardware, Storage & Peripherals - 0.6%
Everpure, Inc., Class AA	46,726	3,681,542

Total Information Technology		130,399,481

Materials - 1.5%

Chemicals - 0.9%
Balchem Corp.	28,156	4,756,956

Construction Materials - 0.6%
James Hardie Industries PLCA	129,644	3,394,080

Total Materials		8,151,036

Total Common Stocks (Cost $316,367,622)		497,716,713

FOREIGN COMMON STOCKS - 7.8%

Consumer Discretionary - 2.4%

Broadline Retail - 0.5%
Global-e Online Ltd.A	79,554	2,762,910

Hotels, Restaurants & Leisure - 1.9%
Genius Sports Ltd.A	1,002,370	6,074,362
Sportradar Group AG, Class AA	294,276	4,405,312

		10,479,674

Total Consumer Discretionary		13,242,584

Energy - 1.1%

Energy Equipment & Services - 1.1%
TechnipFMC PLC	89,944	5,963,287

Financials - 0.6%

Capital Markets - 0.6%
BullishA B	136,667	3,202,108

Industrials - 0.6%

Machinery - 0.6%
Kornit Digital Ltd.A	193,432	3,143,270

Information Technology - 3.1%

Electronic Equipment, Instruments & Components - 1.0%
FabrinetA	10,393	5,841,697

Semiconductors & Semiconductor Equipment - 1.3%
Camtek Ltd.A B	29,349	4,787,409
Silicon Motion Technology Corp., ADR	7,826	2,608,641

		7,396,050

See accompanying notes

9

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 7.8% (continued)

Information Technology - 3.1% (continued)

Software - 0.8%
Descartes Systems Group, Inc.A	61,401	$4,251,405

Total Information Technology		17,489,152

Total Foreign Common Stocks (Cost $42,342,334)		43,040,401

SHORT-TERM INVESTMENTS - 2.4% (Cost $13,068,114)

Investment Companies - 2.4%
American Beacon U.S. Government Money Market Select Fund, 3.55%E F	13,068,114	13,068,114

SECURITIES LENDING COLLATERAL - 1.9% (Cost $10,278,846)

Investment Companies - 1.9%
American Beacon U.S. Government Money Market Select Fund, 3.55%E F	10,278,846	10,278,846

TOTAL INVESTMENTS - 102.0% (Cost $382,056,916)		564,104,074
LIABILITIES, NET OF OTHER ASSETS - (2.0%)		(10,857,317)

TOTAL NET ASSETS - 100.0%		$553,246,757

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at June 30, 2026 (Note 8).

C Value was determined using significant unobservable inputs.

D Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$497,716,713	$-	$0	(1)	$497,716,713	(1)
Foreign Common Stocks	43,040,401	-	-		43,040,401
Short-Term Investments	13,068,114	-	-		13,068,114
Securities Lending Collateral	10,278,846	-	-		10,278,846

Total Investments in Securities - Assets	$564,104,074	$-	$0	(1)	$564,104,074

(1) Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2026, there were no material transfers into or out of Level 3.

See accompanying notes

10

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†	$759,556,814	$540,757,114
Investments in affiliated securities, at fair value‡ §	30,891,296	23,346,960
Dividends and interest receivable	86,608	65,360
Receivable for investments sold	1,553,010	-
Receivable for fund shares sold	1,461,020	418,661
Receivable for expense reimbursement (Note 2)	10,508	26,121
Prepaid expenses	62,097	72,046

Total assets	793,621,353	564,686,262

Liabilities:
Payable for investments purchased	16,304,899	256,806
Payable for fund shares redeemed	789,442	383,573
Management and sub-advisory fees payable (Note 2)	469,729	391,454
Service fees payable (Note 2)	13,125	13,053
Transfer agent fees payable (Note 2)	21,990	21,293
Payable upon return of securities loaned (Note 8)§	2,884,574	10,278,846
Custody and fund accounting fees payable	68,160	44,162
Professional fees payable	55,202	35,257
Payable for prospectus and shareholder reports	29,747	12,436
Other liabilities	4,986	2,625

Total liabilities	20,641,854	11,439,505

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$772,979,499	$553,246,757

Analysis of net assets:
Paid-in-capital	$573,125,203	$323,520,360
Total distributable earnings (deficits)A	199,854,296	229,726,397

Net assets	$772,979,499	$553,246,757

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	7,672,917	13,415,322

Y Class	4,686,156	8,882,901

Investor Class	1,274,831	2,734,507

A Class	289,045	501,041

C Class	76,430	45,917

R6 Class	6,117,352	5,835,530

Net assets:
R5 Class	$302,483,851	$243,255,832

Y Class	$181,703,382	$157,445,712

Investor Class	$37,061,769	$38,951,707

A Class	$8,314,133	$6,934,278

C Class	$1,810,018	$469,982

R6 Class	$241,606,346	$106,189,246

Net asset value, offering and redemption price per share:
R5 Class	$39.42	$18.13

Y Class	$38.77	$17.72

Investor Class	$29.07	$14.24

A Class	$28.76	$13.84

A Class (offering price)	$30.51	$14.68

C Class	$23.68	$10.24

R6 Class	$39.50	$18.20

† Cost of investments in unaffiliated securities	$603,174,081	$358,709,956
‡ Cost of investments in affiliated securities	$30,891,296	$23,346,960
§ Fair value of securities on loan	$6,230,725	$29,627,788

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2026 (Unaudited)

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities	$1,441,405	$852,067
Dividend income from affiliated securities (Note 2)	178,991	277,831
Income derived from securities lending (Note 8)	6,105	38,395

Total investment income	1,626,501	1,168,294

Expenses:
Management and sub-advisory fees (Note 2)	2,632,030	2,183,041
Transfer agent fees (Note 2):
R5 Class	28,869	42,685
Y Class	68,858	59,185
Investor Class	1,667	1,567
A Class	228	291
C Class	53	43
R6 Class	3,365	1,814
Custody and fund accounting fees	81,004	60,378
Professional fees	62,528	43,618
Registration fees and expenses	46,290	49,032
Service fees (Note 2):
Investor Class	54,769	57,500
A Class	859	3,563
C Class	546	282
Distribution fees (Note 2):
A Class	7,463	7,879
C Class	8,389	2,857
Prospectus and shareholder report expenses	31,187	18,292
Trustee fees (Note 2)	32,157	20,775
Loan interest expense (Note 2)	3,748	949
Line of credit interest expense (Note 9)	1,534	942
Other expenses	44,473	29,465

Total expenses	3,110,017	2,584,158

Net fees waived and expenses (reimbursed) (Note 2)	(76,650)	(153,101)

Net expenses	3,033,367	2,431,057

Net investment (loss)	(1,406,866)	(1,262,763)

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	20,204,599	40,705,794
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	68,927,413	44,736,555

Net gain from investments	89,132,012	85,442,349

Net increase in net assets resulting from operations	$87,725,146	$84,179,586

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Six Months Ended June 30, 2026	Year Ended December 31, 2025	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(1,406,866)	$(3,285,912)	$(1,262,763)	$(2,355,566)
Net realized gain from investments in unaffiliated securities	20,204,599	204,432,168	40,705,794	40,477,717
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	68,927,413	(130,918,970)	44,736,555	9,880,911

Net increase in net assets resulting from operations	87,725,146	70,227,286	84,179,586	48,003,062

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(75,017,829)	-	(18,993,825)
Y Class	-	(33,218,413)	-	(8,060,265)
Investor Class	-	(8,853,988)	-	(3,553,089)
A Class	-	(1,589,020)	-	(670,230)
C Class	-	(478,536)	-	(89,736)
R6 Class	-	(30,932,800)	-	(7,398,999)

Net distributions to shareholders	-	(150,090,586)	-	(38,766,144)

Capital share transactions (Note 10):
Proceeds from sales of shares	136,420,825	308,888,091	80,240,055	137,771,419
Reinvestment of dividends and distributions	-	106,181,823	-	37,467,986
Cost of shares redeemed	(119,998,496)	(466,530,045)	(55,851,941)	(104,179,445)

Net increase (decrease) in net assets from capital share transactions	16,422,329	(51,460,131)	24,388,114	71,059,960

Net increase (decrease) in net assets	104,147,475	(131,323,431)	108,567,700	80,296,878

Net assets:
Beginning of period	668,832,024	800,155,455	444,679,057	364,382,179

End of period	$772,979,499	$668,832,024	$553,246,757	$444,679,057

See accompanying notes

13

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2026, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This standard clarifies that a contractual restriction prohibiting the sale of an equity security is not considered part of the unit of account of the security and, therefore, is not factored into the security’s fair value measurement. The ASU also introduces new disclosure requirements for equity securities subject to such restrictions. The ASU is effective for annual periods beginning after December 15, 2024. The Fund adopted this standard during the current reporting period. As of July 31, 2026, the Funds did not hold any equity securities subject to contractual sale restrictions, and adoption of this ASU did not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Stephens Mid-Cap Growth Fund

All Assets	0.45%

Stephens Small Cap Growth Fund

First $200 million	0.65%
Over $200 million	0.55%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2026 were as follows:

Stephens Mid-Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,151,895
Sub-Advisory Fees	0.45%	1,480,135

Total	0.80%	$2,632,030

Stephens Small Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$832,386
Sub-Advisory Fees	0.58%	1,350,655

Total	0.93%	$2,183,041

16

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2026, the Manager received securities lending fees of $783 and $13,244 for the securities lending activities of the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$85,253
Stephens Small Cap Growth	94,914

As of June 30, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$15,450
Stephens Small Cap Growth	18,010

17

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2026 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2026 Fair Value
U.S. Government Money Market Select	Direct	Stephens Mid-Cap Growth	$28,006,722	$–	$–	$178,991	$28,006,722
U.S. Government Money Market Select	Securities Lending	Stephens Mid-Cap Growth	2,884,574	–	–	N/A	2,884,574
U.S. Government Money Market Select	Direct	Stephens Small Cap Growth	13,068,114	–	–	277,831	13,068,114
U.S. Government Money Market Select	Securities Lending	Stephens Small Cap Growth	10,278,846	–	–	N/A	10,278,846

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2026, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Stephens Mid-Cap Growth	$5,067	$571	$5,638
Stephens Small Cap Growth	7,850	1,733	9,583

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2026, the Stephens Mid-Cap Growth Fund borrowed on average $15,372,537 for 2 days at an average interest rate of 4.45% with interest charges of $3,748 and the Stephens Small Cap Growth Fund borrowed $7,789,592 for 1 day at an interest rate of 4.45% with interest charges of $949. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

18

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Funds, through April 30, 2027, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2026 - 4/30/2026	5/1/2026 - 6/30/2026	Reimbursed Expenses	(Recouped) Expenses
Stephens Mid-Cap Growth	R5	0.89%	0.89%	$26,186	$-		2029
Stephens Mid-Cap Growth	Y	0.95%	0.95%	21,795	970	*	2029
Stephens Mid-Cap Growth	Investor	1.15%	1.15%	12,238	-		2029
Stephens Mid-Cap Growth	A	1.20%	1.20%	1,956	2,540	*	2029
Stephens Mid-Cap Growth	C	1.94%	1.94%	177	-		2029
Stephens Mid-Cap Growth	R6	0.88%	0.88%	14,298	-		2029
Stephens Small Cap Growth	R5	0.99%	0.99%	68,797	-		2029
Stephens Small Cap Growth	Y	1.05%	1.05%	37,940	-		2029
Stephens Small Cap Growth	Investor	1.27%	1.27%	13,536	-		2029
Stephens Small Cap Growth	A	1.28%	1.28%	5,285	1,935	*	2029
Stephens Small Cap Growth	C	2.06%	2.06%	194	-		2029
Stephens Small Cap Growth	R6	0.96%	0.96%	27,349	-		2029

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $10,508 and $26,121 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2026 for the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2029. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$3,510	$36,357	$16,707	2026
Stephens Mid-Cap Growth	-	58,747	-	2027
Stephens Mid-Cap Growth	-	199,561	-	2028
Stephens Small Cap Growth	1,935	136,312	150,323	2026
Stephens Small Cap Growth	-	312,331	-	2027
Stephens Small Cap Growth	-	334,114	-	2028

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2026, based on management’s evaluation of the shareholder account base, one account has been identified as representing an affiliated significant ownership of approximately 19% for the Stephens Mid-Cap Growth Fund.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2026, RID collected $613 and $111 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2026, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2026, CDSC fees of $10 were collected for the C Class Shares of Stephens Small Cap Growth Fund. There were no CDSC fees collected for the C Class Shares of the Stephens Mid-Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that a Fund invests in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of a Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2026.

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Stephens Mid-Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,884,574	$–	$–	$–	$2,884,574

Total Borrowings	$2,884,574	$–	$–	$–	$2,884,574

Gross amount of recognized liabilities for securities lending transactions					$2,884,574

Stephens Small Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$10,278,846	$–	$–	$–	$10,278,846

Total Borrowings	$10,278,846	$–	$–	$–	$10,278,846

Gross amount of recognized liabilities for securities lending transactions					$10,278,846

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2026, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$637,589,184	$197,502,902	$(44,643,976)	$152,858,926
Stephens Small Cap Growth	384,057,945	202,892,136	(22,846,007)	180,046,129

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2025, the Funds did not have any capital loss carryforwards.

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$145,400,875	$140,465,634
Stephens Small Cap Growth	143,791,283	123,438,723

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2026 were as follows:

Fund	Type of Transaction	December 31, 2025 Shares/Fair Value	Purchases	Sales	June 30, 2026 Shares/Fair Value
Stephens Mid-Cap Growth	Direct	$4,776,134	$123,634,410	$100,403,822	$28,006,722
Stephens Mid-Cap Growth	Securities Lending	–	31,355,896	28,471,322	2,884,574
Stephens Small Cap Growth	Direct	9,196,323	76,285,527	72,413,736	13,068,114
Stephens Small Cap Growth	Securities Lending	336,540	48,200,816	38,258,510	10,278,846

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Mid-Cap Growth	$6,230,725	$2,884,574	$3,281,273	$6,165,847
Stephens Small Cap Growth	29,627,788	10,278,846	19,241,843	29,520,689

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2026, the Funds did not utilize these facilities.

30

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	651,657	$23,249,446	1,767,046	$68,248,078
Reinvestment of dividends	-	-	916,856	32,410,844
Shares redeemed	(2,128,358)	(74,047,602)	(10,935,043)	(412,127,721)

Net (decrease) in shares outstanding	(1,476,701)	$(50,798,156)	(8,251,141)	$(311,468,799)

	Y Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	700,384	$24,565,141	2,727,969	$100,867,896
Reinvestment of dividends	-	-	936,238	32,562,344
Shares redeemed	(660,526)	(23,104,875)	(598,841)	(23,424,155)

Net increase in shares outstanding	39,858	$1,460,266	3,065,366	$110,006,085

	Investor Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	70,392	$1,871,737	237,481	$7,146,820
Reinvestment of dividends	-	-	314,694	8,213,503
Shares redeemed	(105,246)	(2,836,803)	(204,083)	(6,361,837)

Net increase (decrease) in shares outstanding	(34,854)	$(965,066)	348,092	$8,998,486

	A Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	83,369	$2,250,835	5,954	$188,190
Reinvestment of dividends	-	-	61,316	1,583,796
Shares redeemed	(23,486)	(620,610)	(37,078)	(1,130,269)

Net increase in shares outstanding	59,883	$1,630,225	30,192	$641,717

	C Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	4,717	$100,776	15,664	$396,472
Reinvestment of dividends	-	-	22,414	478,536
Shares redeemed	(6,741)	(149,133)	(38,349)	(936,584)

Net (decrease) in shares outstanding	(2,024)	$(48,357)	(271)	$(61,576)

	R6 Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,258,217	$84,382,890	3,127,400	$132,040,635
Reinvestment of dividends	-	-	873,561	30,932,800
Shares redeemed	(537,051)	(19,239,473)	(546,573)	(22,549,479)

Net increase in shares outstanding	1,721,166	$65,143,417	3,454,388	$140,423,956

	R5 Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,254,577	$20,362,296	2,617,144	$39,165,511
Reinvestment of dividends	-	-	1,125,539	17,715,981
Shares redeemed	(2,331,877)	(37,974,017)	(4,051,801)	(62,107,915)

Net (decrease) in shares outstanding	(1,077,300)	$(17,611,721)	(309,118)	$(5,226,423)

31

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

	Y Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	3,102,689	$49,757,452	3,884,319	$59,298,187
Reinvestment of dividends	-	-	522,729	8,044,805
Shares redeemed	(418,840)	(6,790,028)	(1,262,682)	(18,787,270)

Net increase in shares outstanding	2,683,849	$42,967,424	3,144,366	$48,555,722

	Investor Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	129,053	$1,650,450	285,255	$3,612,398
Reinvestment of dividends	-	-	286,610	3,548,235
Shares redeemed	(201,185)	(2,662,342)	(773,340)	(9,888,895)

Net (decrease) in shares outstanding	(72,132)	$(1,011,892)	(201,475)	$(2,728,262)

	A Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	24,124	$291,678	137,267	$1,538,847
Reinvestment of dividends	-	-	55,713	670,230
Shares redeemed	(54,058)	(662,575)	(69,343)	(835,421)

Net increase (decrease) in shares outstanding	(29,934)	$(370,897)	123,637	$1,373,656

	C Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	18	$160	15,361	$120,261
Reinvestment of dividends	-	-	10,038	89,736
Shares redeemed	(26,569)	(243,978)	(43,010)	(386,297)

Net (decrease) in shares outstanding	(26,551)	$(243,818)	(17,611)	$(176,300)

	R6 Class
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	496,997	$8,178,019	2,286,708	$34,036,215
Reinvestment of dividends	-	-	468,291	7,398,999
Shares redeemed	(451,742)	(7,519,001)	(799,697)	(12,173,647)

Net increase in shares outstanding	45,255	$659,018	1,955,302	$29,261,567

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

32

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023		2022	2021

	(unaudited)
Net asset value, beginning of period	$34.64		$38.33		$35.08	$27.94		$39.90	$37.67

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(0.17	)A	(0.06)	(0.08	)A	(0.13)	(0.14)
Net gains (losses) on investments (both realized and unrealized)	4.85		5.27		4.79	7.22		(11.06)	4.80

Total income (loss) from investment operations	4.78		5.10		4.73	7.14		(11.19)	4.66

Less distributions:
Distributions from net realized gains	-		(8.79)		(1.48)	-		(0.77)	(2.43)

Total distributions	-		(8.79)		(1.48)	-		(0.77)	(2.43)

Net asset value, end of period	$39.42		$34.64		$38.33	$35.08		$27.94	$39.90

Total returnB	13.80	%C	12.85%		13.41%	25.55%		(28.04)%	12.46%

Ratios and supplemental data:
Net assets, end of period	$302,483,851		$316,965,849		$666,887,131	$568,803,340		$384,632,608	$611,720,453
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.91	%D	0.92%		0.89%	0.90%		0.90%	0.90%
Expenses, net of reimbursements and/or recoupments	0.89	%D	0.90	%E F	0.89%	0.89%		0.89%	0.89%
Net investment (loss), before expense reimbursements and/or recoupments	(0.42	)%D	(0.44)%		(0.27)%	(0.26)%		(0.24)%	(0.54)%
Net investment (loss), net of reimbursements and/or recoupments	(0.40	)%D	(0.42)%		(0.27)%	(0.25)%		(0.23)%	(0.53)%
Portfolio turnover rate	21	%C	51%		24%	16%		20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.89% for the period ended December 31, 2025.

See accompanying notes

33

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024		2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$34.08		$37.85		$34.69		$27.64	$39.51	$37.34

Income (loss) from investment operations:
Net investment (loss)	(0.08	)A	(0.20	)A	(0.12	)A	(0.18)	(0.34)	(0.20)
Net gains (losses) on investments (both realized and unrealized)	4.77		5.22		4.76		7.23	(10.76)	4.80

Total income (loss) from investment operations	4.69		5.02		4.64		7.05	(11.10)	4.60

Less distributions:
Distributions from net realized gains	-		(8.79)		(1.48)		-	(0.77)	(2.43)

Total distributions	-		(8.79)		(1.48)		-	(0.77)	(2.43)

Net asset value, end of period	$38.77		$34.08		$37.85		$34.69	$27.64	$39.51

Total returnB	13.76	%C	12.81%		13.30%		25.51%	(28.09)%	12.41%

Ratios and supplemental data:
Net assets, end of period	$181,703,382		$158,360,339		$59,837,617		$44,706,237	$38,984,552	$82,970,930
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98	%D	1.00%		0.98%		0.99%	0.98%	0.97%
Expenses, net of reimbursements and/or recoupments	0.95	%D	0.96	%E F	0.95%		0.95%	0.95%	0.95%
Net investment (loss), before expense reimbursements and/or recoupments	(0.49	)%D	(0.53)%		(0.36)%		(0.36)%	(0.32)%	(0.64)%
Net investment (loss), net of reimbursements and/or recoupments	(0.46	)%D	(0.49)%		(0.33)%		(0.32)%	(0.29)%	(0.62)%
Portfolio turnover rate	21	%C	51%		24%		16%	20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.95% for the period ended December 31, 2025.

See accompanying notes

34

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$25.58		$30.37		$28.15	$22.48		$32.42		$31.09

Income (loss) from investment operations:
Net investment (loss)	(0.09	)A	(0.22	)A	(0.24)	(0.32)		(0.13	)A	(0.41)
Net gains (losses) on investments (both realized and unrealized)	3.58		4.22		3.94	5.99		(9.04)		4.17

Total income (loss) from investment operations	3.49		4.00		3.70	5.67		(9.17)		3.76

Less distributions:
Distributions from net realized gains	-		(8.79)		(1.48)	-		(0.77)		(2.43)

Total distributions	-		(8.79)		(1.48)	-		(0.77)		(2.43)

Net asset value, end of period	$29.07		$25.58		$30.37	$28.15		$22.48		$32.42

Total returnB	13.64	%C	12.61%		13.05%	25.22%		(28.28)%		12.20%

Ratios and supplemental data:
Net assets, end of period	$37,061,769		$33,501,185		$29,208,326	$28,162,111		$24,969,273		$16,964,278
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22	%D	1.23%		1.21%	1.22%		1.23%		1.14%
Expenses, net of reimbursements and/or recoupments	1.15	%D	1.16	%E F	1.15%	1.18	%G	1.23%		1.14%
Net investment (loss), before expense reimbursements and/or recoupments	(0.73	)%D	(0.75)%		(0.59)%	(0.58)%		(0.54)%		(0.79)%
Net investment (loss), net of reimbursements and/or recoupments	(0.66	)%D	(0.68)%		(0.53)%	(0.54)%		(0.54)%		(0.79)%
Portfolio turnover rate	21	%C	51%		24%	16%		20%		28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.15% for the period ended December 31, 2025.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.

See accompanying notes

35

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023		2022	2021

	(unaudited)
Net asset value, beginning of period	$25.31		$30.15		$27.96	$22.34		$32.22	$30.92

Income (loss) from investment operations:
Net investment (loss)	(0.09	)A	(0.23	)A	(0.73)	(0.42)		(0.04)	(0.80)
Net gains (losses) on investments (both realized and unrealized)	3.54		4.18		4.40	6.04		(9.07)	4.53

Total income (loss) from investment operations	3.45		3.95		3.67	5.62		(9.11)	3.73

Less distributions:
Distributions from net realized gains	-		(8.79)		(1.48)	-		(0.77)	(2.43)

Total distributions	-		(8.79)		(1.48)	-		(0.77)	(2.43)

Net asset value, end of period	$28.76		$25.31		$30.15	$27.96		$22.34	$32.22

Total returnB	13.63	%C	12.53%		13.03%	25.16%		(28.27)%	12.17%

Ratios and supplemental data:
Net assets, end of period	$8,314,133		$5,801,050		$5,999,749	$6,187,739		$5,243,837	$7,400,729
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27	%D	1.38%		1.38%	1.40%		1.22%	1.14%
Expenses, net of reimbursements and/or recoupments	1.20	%D	1.21	%E F	1.20%	1.21	%G	1.22%	1.13%
Net investment (loss), before expense reimbursements and/or recoupments	(0.78	)%D	(0.90)%		(0.76)%	(0.76)%		(0.55)%	(0.75)%
Net investment (loss), net of reimbursements and/or recoupments	(0.71	)%D	(0.73)%		(0.58)%	(0.57)%		(0.55)%	(0.74)%
Portfolio turnover rate	21	%C	51%		24%	16%		20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.20% for the period ended December 31, 2025.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.

See accompanying notes

36

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$20.92		$26.44		$24.86	$20.01	$29.19	$28.44

Income (loss) from investment operations:
Net investment (loss)	(0.15	)A	(0.40	)A	(0.80)	(0.28)	(0.83)	(0.63)
Net gains (losses) on investments (both realized and unrealized)	2.91		3.67		3.86	5.13	(7.58)	3.81

Total income (loss) from investment operations	2.76		3.27		3.06	4.85	(8.41)	3.18

Less distributions:
Distributions from net realized gains	-		(8.79)		(1.48)	-	(0.77)	(2.43)

Total distributions	-		(8.79)		(1.48)	-	(0.77)	(2.43)

Net asset value, end of period	$23.68		$20.92		$26.44	$24.86	$20.01	$29.19

Total returnB	13.19	%C	11.71%		12.20%	24.24%	(28.80)%	11.29%

Ratios and supplemental data:
Net assets, end of period	$1,810,018		$1,641,153		$2,081,631	$2,171,329	$1,740,775	$2,977,572
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.96	%D	1.98%		1.95%	1.97%	1.97%	1.98%
Expenses, net of reimbursements and/or recoupments	1.94	%D	1.95	%E F	1.94%	1.94%	1.94%	1.94%
Net investment (loss), before expense reimbursements and/or recoupments	(1.47	)%D	(1.50)%		(1.33)%	(1.34)%	(1.31)%	(1.65)%
Net investment (loss), net of reimbursements and/or recoupments	(1.45	)%D	(1.47)%		(1.32)%	(1.31)%	(1.28)%	(1.61)%
Portfolio turnover rate	21	%C	51%		24%	16%	20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.94% for the period ended December 31, 2025.

See accompanying notes

37

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023		2022	2021

	(unaudited)
Net asset value, beginning of period	$34.70		$38.37		$35.12	$27.97		$39.94	$37.70

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(0.18	)A	(0.03)	(0.10	)A	(0.23)	(0.14)
Net gains (losses) on investments (both realized and unrealized)	4.87		5.30		4.76	7.25		(10.97)	4.81

Total income (loss) from investment operations	4.80		5.12		4.73	7.15		(11.20)	4.67

Less distributions:
Distributions from net realized gains	-		(8.79)		(1.48)	-		(0.77)	(2.43)

Total distributions	-		(8.79)		(1.48)	-		(0.77)	(2.43)

Net asset value, end of period	$39.50		$34.70		$38.37	$35.12		$27.97	$39.94

Total returnB	13.83	%C	12.89%		13.39%	25.56%		(28.04)%	12.47%

Ratios and supplemental data:
Net assets, end of period	$241,606,346		$152,562,448		$36,141,001	$29,391,234		$24,219,148	$55,701,734
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.90	%D	0.91%		0.88%	0.89%		0.89%	0.88%
Expenses, net of reimbursements and/or recoupments	0.88	%D	0.89	%E F	0.88%	0.88%		0.89%	0.87%
Net investment (loss), before expense reimbursements and/or recoupments	(0.41	)%D	(0.45)%		(0.26)%	(0.26)%		(0.26)%	(0.50)%
Net investment (loss), net of reimbursements and/or recoupments	(0.39	)%D	(0.43)%		(0.26)%	(0.25)%		(0.26)%	(0.49)%
Portfolio turnover rate	21	%C	51%		24%	16%		20%	28%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.88% for the period ended December 31, 2025.

See accompanying notes

38

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024		2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$15.32		$14.91		$13.74		$11.64	$18.31		$19.27

Income (loss) from investment operations:
Net investment (loss)	(0.04	)A	(0.09	)A	(0.07	)A	(0.09)	(0.17	)B	(0.17	)A
Net gains (losses) on investments (both realized and unrealized)	2.85		1.89		2.23		2.36	(5.06)		2.89

Total income (loss) from investment operations	2.81		1.80		2.16		2.27	(5.23)		2.72

Less distributions:
Distributions from net realized gains	-		(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Total distributions	-		(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Net asset value, end of period	$18.13		$15.32		$14.91		$13.74	$11.64		$18.31

Total returnC	18.34	%D	11.82%		15.69%		19.51%	(28.50)%		14.34%

Ratios and supplemental data:
Net assets, end of period	$243,255,832		$222,080,462		$220,665,620		$195,356,581	$167,776,189		$280,613,603
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%E	1.08%		1.08%		1.09%	1.08%		1.04%
Expenses, net of reimbursements and/or recoupments	0.99	%E	1.00	%F	0.99%		0.99%	0.99%		0.99%
Net investment (loss), before expense reimbursements and/or recoupments	(0.57	)%E	(0.64)%		(0.54)%		(0.61)%	(0.70	)%B	(0.86)%
Net investment (loss), net of reimbursements and/or recoupments	(0.50	)%E	(0.56)%		(0.45)%		(0.51)%	(0.61	)%B	(0.81)%
Portfolio turnover rate	26	%D	35%		37%		15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0132.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.99% for the period ended December 31, 2025.

See accompanying notes

39

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024		2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$14.98		$14.61		$13.49		$11.44	$18.04		$19.05

Income (loss) from investment operations:
Net investment (loss)	(0.04	)A	(0.10	)A	(0.07	)A	(0.24)	(0.96	)B	(0.13)
Net gains (losses) on investments (both realized and unrealized)	2.78		1.86		2.18		2.46	(4.20)		2.80

Total income (loss) from investment operations	2.74		1.76		2.11		2.22	(5.16)		2.67

Less distributions:
Distributions from net realized gains	-		(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Total distributions	-		(1.39)		(0.99)		(0.17)	(1.44)		(3.68)

Net asset value, end of period	$17.72		$14.98		$14.61		$13.49	$11.44		$18.04

Total returnC	18.29	%D	11.79%		15.61%		19.42%	(28.54)%		14.23%

Ratios and supplemental data:
Net assets, end of period	$157,445,712		$92,882,863		$44,637,961		$28,695,634	$25,622,348		$55,841,696
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12	%E	1.14%		1.13%		1.13%	1.13%		1.10%
Expenses, net of reimbursements and/or recoupments	1.05	%E	1.06	%F	1.05%		1.05%	1.05%		1.05%
Net investment (loss), before expense reimbursements and/or recoupments	(0.62	)%E	(0.70)%		(0.59)%		(0.65)%	(0.75	)%B	(0.88)%
Net investment (loss), net of reimbursements and/or recoupments	(0.55	)%E	(0.62)%		(0.51)%		(0.57)%	(0.67	)%B	(0.83)%
Portfolio turnover rate	26	%D	35%		37%		15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0152.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.05% for the period ended December 31, 2025.

See accompanying notes

40

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$12.05		$12.02		$11.27	$9.60		$15.51		$16.88

Income (loss) from investment operations:
Net investment (loss)	(0.05	)A	(0.10	)A	(0.16)	(0.09	)A	(4.03	)B	(0.04)
Net gains (losses) on investments (both realized and unrealized)	2.24		1.52		1.90	1.93		(0.44)		2.35

Total income (loss) from investment operations	2.19		1.42		1.74	1.84		(4.47)		2.31

Less distributions:
Distributions from net realized gains	-		(1.39)		(0.99)	(0.17)		(1.44)		(3.68)

Total distributions	-		(1.39)		(0.99)	(0.17)		(1.44)		(3.68)

Net asset value, end of period	$14.24		$12.05		$12.02	$11.27		$9.60		$15.51

Total returnC	18.17	%D	11.50%		15.40%	19.18%		(28.74)%		13.93%

Ratios and supplemental data:
Net assets, end of period	$38,951,707		$33,833,430		$36,158,013	$34,697,255		$14,745,379		$78,747,464
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35	%E	1.38%		1.41%	1.32%		1.35%		1.35%
Expenses, net of reimbursements and/or recoupments	1.27	%E	1.28	%F	1.27%	1.28%		1.30%		1.30%
Net investment (loss), before expense reimbursements and/or recoupments	(0.86	)%E	(0.94)%		(0.87)%	(0.87)%		(1.00	)%B	(1.13)%
Net investment (loss), net of reimbursements and/or recoupments	(0.78	)%E	(0.84)%		(0.73)%	(0.83)%		(0.95	)%B	(1.08)%
Portfolio turnover rate	26	%D	35%		37%	15%		27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0146.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.27% for the period ended December 31, 2025.

See accompanying notes

41

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$11.71		$11.71		$11.01	$9.38	$15.20		$16.60

Income (loss) from investment operations:
Net investment (loss)	(0.05	)A	(0.10	)A	(0.67)	(1.72)	(0.10	)AB	(0.19	)A
Net gains (losses) on investments (both realized and unrealized)	2.18		1.49		2.36	3.52	(4.28)		2.47

Total income (loss) from investment operations	2.13		1.39		1.69	1.80	(4.38)		2.28

Less distributions:
Distributions from net realized gains	-		(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Total distributions	-		(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Net asset value, end of period	$13.84		$11.71		$11.71	$11.01	$9.38		$15.20

Total returnC	18.19	%D	11.55%		15.31%	19.20%	(28.74)%		13.99%

Ratios and supplemental data:
Net assets, end of period	$6,934,278		$6,219,270		$4,771,737	$5,696,802	$22,160,000		$7,203,359
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.45	%E	1.51%		1.56%	1.48%	1.43%		1.38%
Expenses, net of reimbursements and/or recoupments	1.28	%E	1.29	%F	1.28%	1.28%	1.28%		1.28%
Net investment (loss), before expense reimbursements and/or recoupments	(0.96	)%E	(1.06)%		(1.02)%	(0.98)%	(1.03	)%B	(1.18)%
Net investment (loss), net of reimbursements and/or recoupments	(0.79	)%E	(0.84)%		(0.74)%	(0.78)%	(0.88	)%B	(1.08)%
Portfolio turnover rate	26	%D	35%		37%	15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0115.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.28% for the period ended December 31, 2025.

See accompanying notes

42

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024		2023		2022		2021

	(unaudited)
Net asset value, beginning of period	$8.70		$9.08		$8.79		$7.58		$12.91		$14.63

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(0.15	)A	(0.14	)A	(0.13	)A	(1.65	)B	(0.53)
Net gains (losses) on investments (both realized and unrealized)	1.61		1.16		1.42		1.51		(2.24)		2.49

Total income (loss) from investment operations	1.54		1.01		1.28		1.38		(3.89)		1.96

Less distributions:
Distributions from net realized gains	-		(1.39)		(0.99)		(0.17)		(1.44)		(3.68)

Total distributions	-		(1.39)		(0.99)		(0.17)		(1.44)		(3.68)

Net asset value, end of period	$10.24		$8.70		$9.08		$8.79		$7.58		$12.91

Total returnC	17.70	%D	10.70%		14.51%		18.22%		(30.04)%		12.91%

Ratios and supplemental data:
Net assets, end of period	$469,982		$630,224		$817,857		$676,861		$262,215		$566,124
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.13	%E	2.17%		2.14%		2.16%		2.17%		2.24%
Expenses, net of reimbursements and/or recoupments	2.06	%E	2.07	%F	2.06%		2.06%		2.06%		2.06%
Net investment (loss), before expense reimbursements and/or recoupments	(1.63	)%E	(1.73)%		(1.60)%		(1.68)%		(1.79	)%B	(2.04)%
Net investment (loss), net of reimbursements and/or recoupments	(1.56	)%E	(1.63)%		(1.52)%		(1.58)%		(1.68	)%B	(1.86)%
Portfolio turnover rate	26	%D	35%		37%		15%		27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0104.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 2.06% for the period ended December 31, 2025.

See accompanying notes

43

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,
	2026		2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$15.38		$14.95		$13.77	$11.67	$18.34		$19.30

Income (loss) from investment operations:
Net investment (loss)	(0.04	)A	(0.08	)A	(0.07)	(0.04)	(0.08	)AB	(0.11)
Net gains (losses) on investments (both realized and unrealized)	2.86		1.90		2.24	2.31	(5.15)		2.83

Total income (loss) from investment operations	2.82		1.82		2.17	2.27	(5.23)		2.72

Less distributions:
Distributions from net realized gains	-		(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Total distributions	-		(1.39)		(0.99)	(0.17)	(1.44)		(3.68)

Net asset value, end of period	$18.20		$15.38		$14.95	$13.77	$11.67		$18.34

Total returnC	18.34	%D	11.92%		15.73%	19.46%	(28.45)%		14.30%

Ratios and supplemental data:
Net assets, end of period	$106,189,246		$89,032,808		$57,330,991	$51,853,392	$38,307,599		$21,521,147
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02	%E	1.05%		1.04%	1.05%	1.04%		1.01%
Expenses, net of reimbursements and/or recoupments	0.96	%E	0.97	%F	0.96%	0.96%	0.96%		0.96%
Net investment (loss), before expense reimbursements and/or recoupments	(0.53	)%E	(0.61)%		(0.48)%	(0.57)%	(0.63	)%B	(0.80)%
Net investment (loss), net of reimbursements and/or recoupments	(0.47	)%E	(0.53)%		(0.40)%	(0.48)%	(0.55	)%B	(0.75)%
Portfolio turnover rate	26	%D	35%		37%	15%	27%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0141.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.96% for the period ended December 31, 2025.

See accompanying notes

44

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal: (1) the management agreement (the “Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the Trust, on behalf of the American Beacon AHL Managed Futures Strategy Fund (“Managed Futures Fund”) and the American Beacon AHL TargetRisk Fund (“TargetRisk Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the investment advisory agreement among the Manager, AHL Partners LLP (the “sub-advisor”) and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements. The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, as applicable, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for each Fund; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered

2

Renewal and Approval of Management Agreement and Investment Advisory Agreement

into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with each Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; its quality of services; its active role in monitoring the sub-advisor; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universes selected by Broadridge and/or a Fund’s Morningstar Category may not provide appropriate comparisons for the TargetRisk Fund due to that Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to the performance of the Fund’s benchmark index for the strategy and, for the TargetRisk Fund, relative to the performance of comparable investment accounts managed by the sub-advisor. The Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with each Fund earning a profit before and after the payment of distribution-related expenses by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for some or all share classes of each Fund , the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

3

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to each Fund, the Board considered representations made by the sub-advisor that with respect to the Managed Futures Fund, the sub-advisor does not manage any comparable client accounts and therefore did not provide a fee schedule for comparable accounts, and with respect to the TargetRisk Fund, the sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to the TargetRisk Fund, the Manager has negotiated breakpoints for the sub-advisory fee rate schedule. Thus, the Fund is able to receive a lower effective fee rate, if and when assets under management by the sub-advisor reach any such breakpoint. The Board also considered that, the current assets of the TargetRisk Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and

4

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of a Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for each Fund as of December 31, 2025. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered each Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon AHL Managed Futures Strategy Fund

In considering the renewal of the Agreements for the Managed Futures Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	3	rd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	3	rd Quintile
Compared to Morningstar Category	3	rd Quintile

The Board also considered that while the Fund’s Broadridge Expense Group ranking was in the 4th quintile, its Broadridge Expense Universe ranking and its Morningstar Fee Level Ranking were competitive.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Managed Futures Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Additional Considerations and Conclusions with Respect to the American Beacon AHL TargetRisk Fund

In considering the renewal of the Agreements for the TargetRisk Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	2	nd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	3	rd Quintile
Compared to Morningstar Category	4	th Quintile

The Board also considered the Manager’s discussion of the challenges in evaluating the Fund’s performance relative to its Morningstar Category, given that few of the funds in its Morningstar Category pursue a comparable investment strategy.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the TargetRisk Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

6

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Funds”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal: (1) the management agreement (the “Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Man Large Cap Growth Fund (“LCG Fund”) and the American Beacon Man Large Cap Value Fund (“LCV Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the investment advisory agreement among the Manager, Numeric Investors LLC, a Man Group subsidiary (the “sub-advisor”) and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements. The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, as applicable, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for each Fund; (3) the profits, if any, earned by the Manager; (4) comparisons of services and fee rates with contracts entered into by the Manager or the

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement

sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with each Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of each Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; its quality of services; its active role in monitoring the sub-advisor; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to its benchmark index for the strategy. The Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager, with respect to each Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for the LCG Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of the Funds. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to each Fund, the Board considered representations made by the sub-advisor that the sub-advisor does not manage

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement

any other client accounts in the strategy of either Fund. Therefore, the sub-advisor did not provide fee schedules for comparable investment accounts managed by the sub-advisor. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager The Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedules. Thus, the Fund is able to receive a lower effective fee rate, if and when assets under management by the sub-advisor reach any such breakpoint. The Board also considered that the current assets of each Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that the Funds’ current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationship with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar

9

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of a Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for each Fund as of December 31, 2025. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered each Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon Man Large Cap Growth Fund

In considering the renewal of the Agreements for the LCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)*

Compared to Broadridge Performance Universe	4	th Quintile
Compared to Morningstar Category	3	rd Quintile

*	Numeric Investors LLC began managing the Fund effective May 1, 2024. Performance through April 30, 2024, reflects the Fund’s performance under the management of its prior sub-advisor.

The Board also considered: (1) that while the Fund’s Broadridge Expense Group and Expense Universe rankings and its Morningstar Fee Level Ranking were in the 4th quintile, its net of expenses performance was in line with the median of its Morningstar Category; and (2) the relatively brief period that the sub-advisor has been managing assets for the Fund, given that the Manager typically gives greater weight to a Fund’s longer-term performance.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the LCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

10

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Additional Considerations and Conclusions with Respect to the American Beacon Man Large Cap Value Fund

In considering the renewal of the Agreements for the LCV Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

*	Numeric Investors LLC began managing the Fund effective May 1, 2024. Performance through April 30, 2024, reflects the Fund’s performance under the management of its prior sub-advisor.

The Board also considered: (1) that while the Fund’s Broadridge Expense Group and Expense Universe rankings and its Morningstar Fee Level Ranking were in the 4th quintile, its net of expenses performance was in the 2nd quintile of its Broadridge Performance Universe and its Morningstar Category; and (2) the relatively brief period that the sub-advisor has been managing assets for the Fund, given that the Manager typically gives greater weight to a Fund’s longer-term performance.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the LCV Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

11

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal: (1) the management agreement (“Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Stephens Mid-Cap Growth Fund (“MCG Fund”) and the American Beacon Stephens Small Cap Growth Fund (“SCG Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the investment advisory agreement among the Manager, Stephens Investment Management Group, LLC (the “sub-advisor”) and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements. The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, as applicable, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for each Fund; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered

12

Renewal and Approval of Management Agreement and Investment Advisory Agreement

into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with each Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; its quality of services; its active role in monitoring the sub-advisor; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund, relative to the performance of a composite of other comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. The Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for each Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for each Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending program on behalf of each Fund. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to each Fund, the Board considered representations made by the sub-advisor that each Fund’s sub-advisory fee rate

13

Renewal and Approval of Management Agreement and Investment Advisory Agreement

schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to the SCG Fund, the Manager has negotiated a breakpoint for the sub-advisory fee rate. Thus, the Fund is able to receive a lower effective fee rate, if and when assets under management by the sub-advisor reach any such breakpoint. The Board also considered that the current assets of the SCG Fund reached the threshold necessary to reach the sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that the Funds’ current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest

14

Renewal and Approval of Management Agreement and Investment Advisory Agreement

20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of a Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for each Fund as of December 31, 2025. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered each Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Mid-Cap Growth Fund

In considering the renewal of the Agreements for the MCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered that while the Fund’s Broadridge Expense Group and Expense Universe rankings and its Morningstar Fee Level Ranking were in the 4th quintile, the Fund’s trailing five-year net of expenses performance was in the 2nd quintile of its Broadridge Performance Universe and Morningstar Category.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the MCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

15

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Additional Considerations and Conclusions with Respect to the American Beacon Stephens Small Cap Growth Fund

In considering the renewal of the Agreements for the SCG Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge Fund Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	2	nd Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) the Manager’s explanation that the Fund employs a limited-capacity strategy as the sub-advisor focuses on profitable, high-quality, small-capitalization growth companies; and (2) that while the Fund’s Broadridge Expense Group and Expense Universe rankings and its Morningstar Fee Level Ranking were in the 4th quintile, the Fund’s trailing five-year net of expenses performance was in the 2nd quintile of its Broadridge Performance Universe and Morningstar Category.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the SCG Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

16

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 2, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: September 2, 2026